     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2017



                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 30                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 64                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: 212-578-9500

                     Name and Address of Agent for Service:

                        NEW ENGLAND LIFE INSURANCE COMPANY
                             c/o C T Corporation System
                           155 Federal Street - Suite 700
                                  Suffolk County
                            Boston, Massachusetts 02110


                                    Copy To:

                                W. Thomas Conner

                                 Reed Smith LLP
                            Suite 1100 - East Tower

                              1301 K Street, N.W.

                           Washington, DC 20005-3373

Approximate Date of Proposed Public Offering:

On May 1, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus supplement dated May 1, 2016 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 033-85442) on April 28, 2016.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2015 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-85442) on April 28, 2015.

This registration statement incorporates by reference the prospectus supplement dated April 28, 2014 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-85442) on April 22, 2014.

This registration statement incorporates by reference the prospectus supplement dated April 29, 2013 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 033-85442) on April 23, 2013.

This registration statement incorporates by reference the prospectus supplement dated April 30, 2012 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 033-85442) on April 25, 2012.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2011 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-85442) on April 22, 2011.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2010 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 033-85442) on April 22, 2010.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2009 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-85442) on April 21, 2009.

This registration statement incorporates by reference the prospectus supplement dated April 28, 2008 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) on April 22, 2008.

This registration statement incorporates by reference the prospectus supplement dated April 30, 2007 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 033-85442) on April 20, 2007.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2006 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-85442) on April 26, 2006.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2005 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 033-85442) on April 27, 2005.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2004 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) on April 29, 2004.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2003 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) on April 25, 2003.

This registration statement incorporates by reference the prospectus supplement dated May 1, 2002 to the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-85442) on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 for the American Growth Series-I contracts, filed in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) on April 27, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                  MAY 1, 2017

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. Prior to March 6, 2017, Brighthouse Funds Trust I was known as "Met Investors Series Trust" and Brighthouse Funds Trust II was known as "Metropolitan Series Fund." The Contract currently is not available for new sales.


AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund


BRIGHTHOUSE FUNDS TRUST I


American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset Allocation
  100 Portfolio)
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly Met/Franklin
  Low Duration Total Return Portfolio)
Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/
     Wellington Large Cap Research Portfolio)

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Mid Cap Value Portfolio
Invesco Small Cap Growth Portfolio

Loomis Sayles Global Markets Portfolio

MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio


BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio (formerly MetLife Asset Allocation 20
  Portfolio)
Brighthouse Asset Allocation 40 Portfolio (formerly MetLife Asset Allocation 40
  Portfolio)
Brighthouse Asset Allocation 60 Portfolio (formerly MetLife Asset Allocation 60
  Portfolio)
Brighthouse Asset Allocation 80 Portfolio (formerly MetLife Asset Allocation 80
  Portfolio)
Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/Artisan Mid Cap Value
  Portfolio)
Brighthouse/Wellington Balanced Portfolio (formerly Met/Wellington Balanced
  Portfolio)
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
  Met/Wellington Core Equity Opportunities Portfolio)

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond Index
  Portfolio)
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index Portfolio) MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
  Portfolio)

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio

MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio


     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2017. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of

Contents is on page A-71 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.



                                  MAY 1, 2017

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                                      PAGE
                                                                                     -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...................................   A-5
HIGHLIGHTS..........................................................................   A-6
EXPENSE TABLE.......................................................................   A-9
THE COMPANY.........................................................................  A-14
THE VARIABLE ACCOUNT................................................................  A-14
   Certain Payments We Receive with Regard to the Eligible Funds....................  A-15
   Investments of the Variable Account..............................................  A-16
   Share Classes of the Eligible Funds..............................................  A-19
   Substitution of Investments......................................................  A-19
GUARANTEED OPTION...................................................................  A-20
THE CONTRACTS.......................................................................  A-20
   Purchase Payments................................................................  A-20
   Ten-Day Right to Review..........................................................  A-21
   Employee Version.................................................................  A-21
   Allocation of Purchase Payments..................................................  A-21
   State Variations.................................................................  A-21
   Contract Value and Accumulation Unit Value.......................................  A-22
   Payment on Death Prior to Annuitization..........................................  A-22
      Beneficiary Continuation......................................................  A-24
      Special Options for Spouses...................................................  A-24
   Transfer Privilege...............................................................  A-25
   Dollar Cost Averaging............................................................  A-27
   Asset Rebalancing................................................................  A-28
   Surrenders.......................................................................  A-29
   Systematic Withdrawals...........................................................  A-30
   Loan Provision for Certain Tax Benefited Retirement Plans........................  A-31
   Suspension of Payments...........................................................  A-32
   Ownership Rights.................................................................  A-32
   Requests and Elections...........................................................  A-33
   Confirming Transactions..........................................................  A-34
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUCTIONS.......  A-34
   Administration Contract Charge...................................................  A-35
   Administration Asset Charge......................................................  A-35
   Mortality and Expense Risk Charge................................................  A-35
   Contingent Deferred Sales Charge.................................................  A-36
   Premium and Other Tax Charge.....................................................  A-38
   Other Expenses...................................................................  A-38
ANNUITY PAYMENTS....................................................................  A-39
   Election of Annuity..............................................................  A-39
   Annuity Options..................................................................  A-39
   Amount of Variable Annuity Payments..............................................  A-41
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS......................................  A-42
FEDERAL INCOME TAX CONSIDERATIONS...................................................  A-43
   Taxation of Non-Qualified Contracts..............................................  A-43
   Taxation of Qualified Contracts..................................................  A-46
   Possible Tax Law Changes.........................................................  A-49
VOTING RIGHTS.......................................................................  A-49

                                                                      PAGE
                                                                     -----
DISTRIBUTION OF THE CONTRACTS.......................................  A-50
THE FIXED ACCOUNT...................................................  A-51
   Contract Value and Fixed Account Transactions....................  A-51
INVESTMENT PERFORMANCE INFORMATION..................................  A-52
   Yields...........................................................  A-52
   Standard Return..................................................  A-52
   Non-Standard Return..............................................  A-52
   Other Performance................................................  A-53
LEGAL PROCEEDINGS...................................................  A-53
FINANCIAL STATEMENTS................................................  A-53
ACCUMULATION UNIT VALUES (Condensed Financial Information)..........  A-54
APPENDIX A: Consumer Tips...........................................  A-66
APPENDIX B: Contingent Deferred Sales Charge........................  A-67
APPENDIX C: Premium Tax.............................................  A-68
APPENDIX D: Exchanged Contracts.....................................  A-69
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........  A-71

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     Any Code reference to "spouse" includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED
                                    ----
ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states

   o mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

   o administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

   o annual contract administration charge equal to the lesser of $30 and 2% of contract value

   o a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information). The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full surrender.


SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.


REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................          None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......           7%
                                                                                           declining annually
                                                                                               see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                  CHARGE
------------------------------   -------
      0.......................   7%
      1.......................   6%
      2.......................   5%
      3.......................   4%
      4.......................   3%
      5.......................   2%
      6.......................   1%
      7 and thereafter........   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUB-ACCOUNTS)


                                                                 AMERICAN FUNDS
                                                                BOND SUB-ACCOUNT,
                                                              AMERICAN FUNDS GROWTH
                                                           SUB-ACCOUNT, AMERICAN FUNDS
                                                          GROWTH-INCOME SUB-ACCOUNT AND
                                                              AMERICAN FUNDS GLOBAL           ALL OTHER
                                                        SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                       ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)..........   1.55%                                1.30%
      Administration Asset Charge...................   0.10%                                0.10%
                                                       ----                                 ----
      Total Variable Account Annual Expenses........   1.65%                                1.40%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.


(2)   We are waiving the following amounts of the Mortality and Expense Risk
   Charge: 0.08% for the Subaccount investing in Brighthouse/ Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio (Class B).

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.37%       1.21%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%     0.25%          0.04%
American Funds Growth Fund...............    0.33%     0.25%          0.02%
American Funds Growth-Income Fund........    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%     0.55%            --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............    0.49%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........    0.56%     0.25%          0.03%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.61%     0.25%          0.04%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................    0.56%       --           0.01%
Harris Oakmark International
 Portfolio -- Class E....................    0.77%     0.15%          0.04%
Invesco Mid Cap Value Portfolio --
 Class B.................................    0.65%     0.25%          0.03%
Invesco Small Cap Growth Portfolio --
 Class B.................................    0.85%     0.25%          0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B....................    0.70%     0.25%          0.08%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%       --            0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --            0.99%
American Funds Growth Fund...............   --          0.60%       --            0.60%
American Funds Growth-Income Fund........   --          0.54%       --            0.54%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%       --            1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%       --            1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --            1.02%
Brighthouse Asset Allocation 100
 Portfolio -- Class B.................... 0.68%         1.01%       --            1.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............   --          0.79%     0.02%           0.77%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........   --          0.84%     0.04%           0.80%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.90%       --            0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................   --          0.57%     0.02%           0.55%
Harris Oakmark International
 Portfolio -- Class E....................   --          0.96%     0.02%           0.94%
Invesco Mid Cap Value Portfolio --
 Class B................................. 0.05%         0.98%     0.02%           0.96%
Invesco Small Cap Growth Portfolio --
 Class B.................................   --          1.13%     0.02%           1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B....................   --          1.03%       --            1.03%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
MFS(R) Research International
 Portfolio -- Class B.......................    0.70%     0.25%          0.04%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%     0.25%          0.05%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.05%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.28%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.05%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.80%       --           0.05%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.04%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.70%       --           0.02%
BlackRock Large Cap Value Portfolio --
 Class E....................................    0.63%     0.15%          0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.03%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.09%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%            --
Brighthouse Asset Allocation 60
 Portfolio -- Class B.......................    0.05%     0.25%            --
Brighthouse Asset Allocation 80
 Portfolio -- Class B.......................    0.05%     0.25%          0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................    0.82%       --           0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................    0.46%     0.25%          0.09%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........    0.70%       --           0.02%
Frontier Mid Cap Growth Portfolio --
 Class B....................................    0.72%     0.25%          0.03%
Jennison Growth Portfolio -- Class A........    0.60%       --           0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.......................    0.90%       --           0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................    0.90%     0.25%          0.06%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
MFS(R) Research International
 Portfolio -- Class B.......................   --          0.99%     0.06%             0.93%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.95%     0.01%             0.94%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.10%             0.86%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.00%     0.01%             0.99%
PIMCO Total Return Portfolio -- Class B.....   --          0.78%     0.03%             0.75%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.22%         0.79%       --              0.79%
SSGA Growth ETF Portfolio -- Class B........ 0.24%         0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.85%     0.12%             0.73%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.37%       --              0.37%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%             0.63%
BlackRock Large Cap Value Portfolio --
 Class E....................................   --          0.81%     0.03%             0.78%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.38%     0.02%             0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.53%         0.90%     0.02%             0.88%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.57%         0.88%       --              0.88%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................... 0.60%         0.90%       --              0.90%
Brighthouse Asset Allocation 80
 Portfolio -- Class B....................... 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................   --          0.85%       --              0.85%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................   --          0.80%       --              0.80%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B....................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................... 0.04%         1.00%     0.08%             0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................   --          1.21%     0.09%             1.12%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.05%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%            0.08%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%            0.02%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%            0.05%
MFS(R) Value Portfolio -- Class A.............    0.70%       --             0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.81%       --             0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%            0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%            0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.57%     0.25%            0.03%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.56%       --              0.56%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.64%       --              0.64%
MetLife Russell 2000(R) Index
 Portfolio -- Class B......................... 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E......   --          0.76%       --              0.76%
MFS(R) Value Portfolio -- Class A.............   --          0.72%     0.14%             0.58%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.87%     0.02%             0.85%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B...................................... 0.01%         0.86%     0.05%             0.81%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.50%     0.01%             0.49%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $994      $1,339      $1,711      $2,961
  (b).........     $907      $1,077      $1,272      $2,076

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $294        $839      $1,411      $2,961
  (b).........     $207        $577      $  972      $2,076


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:
(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.092% has been used. See Note
      (1) to the Variable Account Annual Expenses table.

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See "ACCUMULATION UNIT VALUES (Condensed Financial Information)").

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001- 37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Advisers was known as "MetLife Advisers, LLC." These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus before investing. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




ELIGIBLE FUND                           INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ---------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                Seeks as high a level of current          Capital Research and Management
                                        income as is consistent with the          Company
                                        preservation of capital.
American Funds Global Small             Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                              Company
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  Company
American Funds Growth-Income            Seeks long-term growth of capital         Capital Research and Management
 Fund                                   and income.                               Company
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate              Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   of income and growth of capital, with
                                        a greater emphasis on income.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -------------------------------------------
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio          Seeks high total return by investing      Brighthouse Investment Advisers, LLC
                                         in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                         companies.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets             Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio      Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond           Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of           Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
PIMCO Total Return Portfolio             Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                         consistent with the preservation of       Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
SSGA Growth and Income ETF               Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio                Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------   -----------------------------------------
BlackRock Bond Income Portfolio         Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                        primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse Asset Allocation 20         Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              with growth of capital as a
                                        secondary objective.
Brighthouse Asset Allocation 40         Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                              income and growth of capital, with a
                                        greater emphasis on income.
Brighthouse Asset Allocation 60         Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                              level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
Brighthouse Asset Allocation 80         Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value       Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership
Brighthouse/Wellington Balanced         Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                              with some current income.                  Subadviser: Wellington Management
                                                                                   Company LLP
Brighthouse/Wellington Core Equity      Seeks to provide a growing stream          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                of income over time and,                   Subadviser: Wellington Management
                                        secondarily, long-term capital             Company LLP
                                        appreciation and current income.
Frontier Mid Cap Growth Portfolio       Seeks maximum capital                      Brighthouse Investment Advisers, LLC
                                        appreciation.                              Subadviser: Frontier Capital Management
                                                                                   Company, LLC
Jennison Growth Portfolio               Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core            Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
 Portfolio                              investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                        other equity securities.                   L.P.
Loomis Sayles Small Cap Growth          Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Loomis, Sayles & Company,
                                                                                   L.P.
MetLife Aggregate Bond Index            Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                              the Bloomberg Barclays                     Subadviser: MetLife Investment Advisors,
                                        U.S. Aggregate Bond Index.                 LLC
MetLife Mid Cap Stock Index             Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                              the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors,
                                        Composite Stock Price Index.               LLC

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of         Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                   Subadviser: MetLife Investment Advisors,
                                                                                   LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of         Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.                Subadviser: MetLife Investment Advisors,
                                                                                   LLC
MetLife Stock Index Portfolio            Seeks to track the performance of         Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)              Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.              LLC
MFS(R) Total Return Portfolio            Seeks a favorable total return            Brighthouse Investment Advisers, LLC
                                         through investment in a diversified       Subadviser: Massachusetts Financial
                                         portfolio.                                Services Company
MFS(R) Value Portfolio                   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
Neuberger Berman Genesis Portfolio       Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.      Subadviser: Neuberger Berman Investment
                                                                                   Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                 Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities            consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                               capital.                                  Company
Western Asset Management                 Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio               consistent with preservation of           Subadviser: Western Asset Management
                                         capital and maintenance of liquidity.     Company


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.


                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.


PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     IN ADDITION, NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY)

REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A SUBSEQUENT PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN-DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.


EMPLOYEE VERSION

     We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).

     The Contract's Death Proceeds at any time will be the greater of:

       (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

       (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

       (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

       (2) the Contract Value on the date of recalculation.

     The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each  contract anniversary.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is
              $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
              Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of
              5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].
              Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

--------------------------------------------------------------------------------

     OPTIONS FOR DEATH PROCEEDS. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.


     The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.


     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.


     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.


     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.


     Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of gender.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."
--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase. We currently do not charge a
     ----------------------------------------
 transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your
     -----------------------------------
 transfers to one per Contract Year. Currently, we do not impose this limit.
 The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series
     during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of
     Additional  Information.
--------------------------------------------------------------------------------

     We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments").

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently, we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in those Monitored Funds:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     GUARANTEED ACCOUNT. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

   o Certain rules and limitations may apply to the purchase payments you can allocate.

   o Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     We will also terminate the program when we receive notice of your death.

     Contact your agent for more information.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer

Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

   o any applicable Contingent Deferred Sales Charge;

   o a pro rata portion of the Administration Contract Charge (on a full surrender only);

   o a premium tax charge (in certain states only); and

   o any outstanding loan plus accrued interest (on a full surrender only).

     See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     RESTRICTIONS. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

   o The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

   o We have to receive your surrender request in our Annuity Administrative

     Office prior to the Maturity Date or the Contract Owner's death; provided,
                                                                      ---------
     however, that you may submit a written surrender request any time prior to
     --------
     the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     AMOUNT OF SURRENDER. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.


LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS"--Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (see also, "Abandoned Property Requirements" below)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

   o By fax (515) 457-4301


   o For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on New England Life Insurance Company and the Variable Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by cybersecurity or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit Values; cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Administration Contract Charge

   o Administration Asset Charge

   o Mortality and Expense Risk Charge

   o Contingent Deferred Sales Charge

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in
                                          --
net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)


ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.


MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.


CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                  CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                             10% OF
                                                                          BEGINNING OF   MAXIMUM FREE
                        AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                      OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                     ------------------ --------------- --------------- --------------- -------------
 Situation 1........       $12,500          $14,000          $4,000          $1,250         $4,000
 Situation 2........       $11,000          $10,000          $    0          $1,100         $1,100

--------------------------------------------------------------------------------

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
              $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                                  10% OF
                                                                                               BEGINNING OF   MAXIMUM FREE
                                             AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                           OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                          ------------------ --------------- --------------- --------------- -------------
 Situation 1: $7,000 partial surrender on
  12/1/12................................       $22,000          $25,000          $5,000          $2,200         $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                                        10% OF
                                                                                                     BEGINNING OF   MAXIMUM FREE
                                                   AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                                 OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                                ------------------ --------------- --------------- --------------- -------------
 Situation 2: $25,000 surrender on 1/1/14......       $30,000          $33,000         $13,000          $3,000        $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.
--------------------------------------------------------------------------------

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE. No Contingent Deferred Sales Charge will apply:

   o After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

   o On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

   o If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


PREMIUM AND OTHER TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS


     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.


     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.


     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of


       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by selling firms. Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.


     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.


CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.


YIELDS

     The current yield of the BlackRock Ultra-Short Term Bond Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the BlackRock Ultra-Short Term Bond Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2016 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008465          7.011667                29
   01/01/2009 to 12/31/2009........     7.011667          8.941853                86
   01/01/2010 to 12/31/2010........     8.941853          9.889880                79
   01/01/2011 to 12/31/2011........     9.889880          9.545193                71
   01/01/2012 to 12/31/2012........     9.545193         10.685140                62
   01/01/2013 to 12/31/2013........    10.685140         12.489271                66
   01/01/2014 to 12/31/2014........    12.489271         13.060633                62
   01/01/2015 to 12/31/2015........    13.060633         12.788193                59
   01/01/2016 to 12/31/2016........    12.788193         13.595256                22
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998466          6.359814                 8
   01/01/2009 to 12/31/2009........     6.359814          8.406163                 7
   01/01/2010 to 12/31/2010........     8.406163          9.407014                 7
   01/01/2011 to 12/31/2011........     9.407014          8.837455                 8
   01/01/2012 to 12/31/2012........     8.837455         10.122028                17
   01/01/2013 to 12/31/2013........    10.122028         12.487463                18
   01/01/2014 to 12/31/2014........    12.487463         13.100436                 7
   01/01/2015 to 12/31/2015........    13.100436         12.820674                 5
   01/01/2016 to 12/31/2016........    12.820674         13.775033                 6
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018465          7.685380                24
   01/01/2009 to 12/31/2009........     7.685380          9.351642                45
   01/01/2010 to 12/31/2010........     9.351642         10.135248                86
   01/01/2011 to 12/31/2011........    10.135248         10.013751                50
   01/01/2012 to 12/31/2012........    10.013751         10.944060                41
   01/01/2013 to 12/31/2013........    10.944060         12.251046                40
   01/01/2014 to 12/31/2014........    12.251046         12.816991                26
   01/01/2015 to 12/31/2015........    12.816991         12.547047                25
   01/01/2016 to 12/31/2016........    12.547047         13.240317                19
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     1.862971          2.026673            12,299
   01/01/2008 to 12/31/2008........     2.026673          1.116569             8,685
   01/01/2009 to 12/31/2009........     1.116569          1.345138             6,866
   01/01/2010 to 12/31/2010........     1.345138          1.422100             5,890
   01/01/2011 to 12/31/2011........     1.422100          1.123696             4,692
   01/01/2012 to 12/31/2012........     1.123696          1.324259             4,001
   01/01/2013 to 12/31/2013........     1.324259          1.508805             3,475
   01/01/2014 to 12/31/2014........     1.508805          1.441645             3,035
   01/01/2015 to 12/31/2015........     1.441645          1.393596             2,735
   01/01/2016 to 12/31/2016........     1.393596          1.448124             2,392
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.313620          1.381538             6,323
   01/01/2008 to 12/31/2008........     1.381538          1.438987             3,549
   01/01/2009 to 12/31/2009........     1.438987          1.489643             2,799
   01/01/2010 to 12/31/2010........     1.489643          1.552567             2,211
   01/01/2011 to 12/31/2011........     1.552567          1.642543             1,842
   01/01/2012 to 12/31/2012........     1.642543          1.678297             1,578
   01/01/2013 to 12/31/2013........     1.678297          1.613067             1,312
   01/01/2014 to 12/31/2014........     1.613067          1.677780             1,011
   01/01/2015 to 12/31/2015........     1.677780          1.655936               883
   01/01/2016 to 12/31/2016........     1.655936          1.667861               772

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Bond Income Sub-Account
   01/01/2007 to 12/31/2007........     4.913914          5.150240             6,928
   01/01/2008 to 12/31/2008........     5.150240          4.904357             4,352
   01/01/2009 to 12/31/2009........     4.904357          5.294063             3,281
   01/01/2010 to 12/31/2010........     5.294063          5.655715             2,710
   01/01/2011 to 12/31/2011........     5.655715          5.943342             2,157
   01/01/2012 to 12/31/2012........     5.943342          6.302492             1,868
   01/01/2013 to 12/31/2013........     6.302492          6.167246             1,553
   01/01/2014 to 12/31/2014........     6.167246          6.512361             1,341
   01/01/2015 to 12/31/2015........     6.512361          6.459941             1,180
   01/01/2016 to 12/31/2016........     6.459941          6.569029             1,001
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     2.815594          3.295834            19,000
   01/01/2008 to 12/31/2008........     3.295834          2.063421            14,251
   01/01/2009 to 12/31/2009........     2.063421          2.783308            11,689
   01/01/2010 to 12/31/2010........     2.783308          3.288619            10,022
   01/01/2011 to 12/31/2011........     3.288619          2.952869             8,354
   01/01/2012 to 12/31/2012........     2.952869          3.330083             7,031
   01/01/2013 to 12/31/2013........     3.330083          4.407490             6,061
   01/01/2014 to 12/31/2014........     4.407490          4.732933             4,886
   01/01/2015 to 12/31/2015........     4.732933          4.960183             4,182
   01/01/2016 to 12/31/2016........     4.960183          4.895394             3,797
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2007 to 12/31/2007........    17.290064         17.683059                 2
   01/01/2008 to 12/31/2008........    17.683059          9.598675                 2
   01/01/2009 to 05/01/2009........     9.598675         10.017096                 0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.448572          1.475061             1,273
   01/01/2008 to 12/31/2008........     1.475061          0.944857               850
   01/01/2009 to 12/31/2009........     0.944857          1.035857               712
   01/01/2010 to 12/31/2010........     1.035857          1.113422               614
   01/01/2011 to 12/31/2011........     1.113422          1.121332               533
   01/01/2012 to 12/31/2012........     1.121332          1.261983               429
   01/01/2013 to 12/31/2013........     1.261983          1.641245               368
   01/01/2014 to 12/31/2014........     1.641245          1.776871               299
   01/01/2015 to 12/31/2015........     1.776871          1.645864               290
   01/01/2016 to 12/31/2016........     1.645864          1.917391               204
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
   01/01/2007 to 12/31/2007........     2.421031          2.508405             8,853
   01/01/2008 to 12/31/2008........     2.508405          2.544015             7,147
   01/01/2009 to 12/31/2009........     2.544015          2.519198             4,698
   01/01/2010 to 12/31/2010........     2.519198          2.484438             3,301
   01/01/2011 to 12/31/2011........     2.484438          2.449991             2,411
   01/01/2012 to 12/31/2012........     2.449991          2.415744             1,944
   01/01/2013 to 12/31/2013........     2.415744          2.382158             1,551
   01/01/2014 to 12/31/2014........     2.382158          2.349039             1,224
   01/01/2015 to 12/31/2015........     2.349039          2.316456               922
   01/01/2016 to 12/31/2016........     2.316456          2.292219               798
Clarion Global Real Estate Sub-Account
   01/01/2007 to 12/31/2007........    19.451786         16.301648               265
   01/01/2008 to 12/31/2008........    16.301648          9.375546               177
   01/01/2009 to 12/31/2009........     9.375546         12.456502               136
   01/01/2010 to 12/31/2010........    12.456502         14.261852               113
   01/01/2011 to 12/31/2011........    14.261852         13.278301                92
   01/01/2012 to 12/31/2012........    13.278301         16.495575                93
   01/01/2013 to 12/31/2013........    16.495575         16.842986                64
   01/01/2014 to 12/31/2014........    16.842986         18.812389                53
   01/01/2015 to 12/31/2015........    18.812389         18.290851                45
   01/01/2016 to 12/31/2016........    18.290851         18.194191                40
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........     0.855881          0.777297             4,217
   01/01/2012 to 12/31/2012........     0.777297          0.910634             3,541
   01/01/2013 to 12/31/2013........     0.910634          1.310201             2,985
   01/01/2014 to 12/31/2014........     1.310201          1.539009             3,555
   01/01/2015 to 12/31/2015........     1.539009          1.459798             3,038
   01/01/2016 to 12/31/2016........     1.459798          1.482465             1,949

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   145.834124        178.900463                 4
   01/01/2008 to 12/31/2008........   178.900463        102.320777                 7
   01/01/2009 to 12/31/2009........   102.320777        144.137883                 7
   01/01/2010 to 12/31/2010........   144.137883        155.491489                 6
   01/01/2011 to 12/31/2011........   155.491489        141.764919                 6
   01/01/2012 to 12/31/2012........   141.764919        171.257403                 5
   01/01/2013 to 12/31/2013........   171.257403        217.489397                 4
   01/01/2014 to 04/25/2014........   217.489397        226.473177                 0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     1.021357          0.949456            13,109
   01/01/2008 to 12/31/2008........     0.949456          0.426633             9,152
   01/01/2009 to 12/31/2009........     0.426633          0.579674             7,574
   01/01/2010 to 12/31/2010........     0.579674          0.616487             5,960
   01/01/2011 to 04/29/2011........     0.616487          0.655701                 0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2007 to 12/31/2007........     0.785591          0.792170             1,706
   01/01/2008 to 12/31/2008........     0.792170          0.476078             1,035
   01/01/2009 to 12/31/2009........     0.476078          0.624201               653
   01/01/2010 to 12/31/2010........     0.624201          0.761942               564
   01/01/2011 to 04/29/2011........     0.761942          0.855979                 0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    42.551290         50.447102                 7
   01/01/2008 to 12/31/2008........    50.447102         26.941035                 7
   01/01/2009 to 12/31/2009........    26.941035         39.600328                 7
   01/01/2010 to 12/31/2010........    39.600328         44.905265                 5
   01/01/2011 to 12/31/2011........    44.905265         42.845450                 5
   01/01/2012 to 12/31/2012........    42.845450         46.763970                 4
   01/01/2013 to 12/31/2013........    46.763970         61.070696                 3
   01/01/2014 to 12/31/2014........    61.070696         66.771339                 3
   01/01/2015 to 12/31/2015........    66.771339         67.557744                 3
   01/01/2016 to 12/31/2016........    67.557744         70.054495                 2
Harris Oakmark International Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.009147          1.961255             5,357
   01/01/2008 to 12/31/2008........     1.961255          1.144360             3,327
   01/01/2009 to 12/31/2009........     1.144360          1.752111             2,519
   01/01/2010 to 12/31/2010........     1.752111          2.012946             2,104
   01/01/2011 to 12/31/2011........     2.012946          1.704730             1,731
   01/01/2012 to 12/31/2012........     1.704730          2.172950             1,698
   01/01/2013 to 12/31/2013........     2.172950          2.799454             1,882
   01/01/2014 to 12/31/2014........     2.799454          2.604133             1,751
   01/01/2015 to 12/31/2015........     2.604133          2.453553             1,642
   01/01/2016 to 12/31/2016........     2.453553          2.620498             1,524
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.532564          2.603470             1,026
   01/01/2013 to 12/31/2013........     2.603470          3.345303               803
   01/01/2014 to 12/31/2014........     3.345303          3.616906               689
   01/01/2015 to 12/31/2015........     3.616906          3.246291               629
   01/01/2016 to 12/31/2016........     3.246291          3.697475               522
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2007 to 12/31/2007........     2.620536          2.666358             3,347
   01/01/2008 to 12/31/2008........     2.666358          1.380911             2,331
   01/01/2009 to 12/31/2009........     1.380911          2.011819             1,883
   01/01/2010 to 12/31/2010........     2.011819          2.500653             1,574
   01/01/2011 to 12/31/2011........     2.500653          2.301378             1,269
   01/01/2012 to 04/27/2012........     2.301378          2.544983                 0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Invesco Small Cap Growth Sub-account
   01/01/2007 to 12/31/2007........     1.463841          1.603183               277
   01/01/2008 to 12/31/2008........     1.603183          0.968590               167
   01/01/2009 to 12/31/2009........     0.968590          1.278146               149
   01/01/2010 to 12/31/2010........     1.278146          1.590394               120
   01/01/2011 to 12/31/2011........     1.590394          1.551373                90
   01/01/2012 to 12/31/2012........     1.551373          1.808574                92
   01/01/2013 to 12/31/2013........     1.808574          2.499952                81
   01/01/2014 to 12/31/2014........     2.499952          2.660215                53
   01/01/2015 to 12/31/2015........     2.660215          2.578381                51
   01/01/2016 to 12/31/2016........     2.578381          2.833265                44
Jennison Growth Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     0.500291          0.550886             8,389
   01/01/2008 to 12/31/2008........     0.550886          0.345330             5,606
   01/01/2009 to 12/31/2009........     0.345330          0.476704             4,336
   01/01/2010 to 12/31/2010........     0.476704          0.524739             3,563
   01/01/2011 to 12/31/2011........     0.524739          0.520119             2,845
   01/01/2012 to 12/31/2012........     0.520119          0.593806             3,269
   01/01/2013 to 12/31/2013........     0.593806          0.802220             2,194
   01/01/2014 to 12/31/2014........     0.802220          0.862707             1,808
   01/01/2015 to 12/31/2015........     0.862707          0.942457             1,627
   01/01/2016 to 12/31/2016........     0.942457          0.930938             1,432
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2007 to 12/31/2007........     9.158221         10.320556                40
   01/01/2008 to 12/31/2008........    10.320556          5.501470                34
   01/01/2009 to 12/31/2009........     5.501470          7.795846                24
   01/01/2010 to 12/31/2010........     7.795846          8.409877                14
   01/01/2011 to 12/31/2011........     8.409877          8.178700                14
   01/01/2012 to 04/27/2012........     8.178700          9.201007                 0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.021257         14.310803                14
   01/01/2014 to 12/31/2014........    14.310803         14.601130                11
   01/01/2015 to 12/31/2015........    14.601130         14.574906                11
   01/01/2016 to 12/31/2016........    14.574906         15.058864                10
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          7.986381                10
   01/01/2009 to 12/31/2009........     7.986381         10.066938                19
   01/01/2010 to 12/31/2010........    10.066938         11.100437                15
   01/01/2011 to 12/31/2011........    11.100437         11.180051                 9
   01/01/2012 to 12/31/2012........    11.180051         12.401036                12
   01/01/2013 to 04/26/2013........    12.401036         12.944649                 0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2007 to 12/31/2007........     3.291587          3.631869            11,342
   01/01/2008 to 12/31/2008........     3.631869          2.295687             8,124
   01/01/2009 to 12/31/2009........     2.295687          2.948533             6,391
   01/01/2010 to 12/31/2010........     2.948533          3.707921             5,417
   01/01/2011 to 12/31/2011........     3.707921          3.678095             4,405
   01/01/2012 to 12/31/2012........     3.678095          4.154541             3,714
   01/01/2013 to 12/31/2013........     4.154541          5.778080             3,236
   01/01/2014 to 12/31/2014........     5.778080          5.911910             2,612
   01/01/2015 to 12/31/2015........     5.911910          5.742515             2,330
   01/01/2016 to 12/31/2016........     5.742515          6.753966             2,108
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........     1.086578          1.117621             2,209
   01/01/2008 to 12/31/2008........     1.117621          0.646788             1,444
   01/01/2009 to 12/31/2009........     0.646788          0.827069             1,133
   01/01/2010 to 12/31/2010........     0.827069          1.071239               965
   01/01/2011 to 12/31/2011........     1.071239          1.085376               846
   01/01/2012 to 12/31/2012........     1.085376          1.186799               750
   01/01/2013 to 12/31/2013........     1.186799          1.736497               641
   01/01/2014 to 12/31/2014........     1.736497          1.728359               527
   01/01/2015 to 12/31/2015........     1.728359          1.728654               457
   01/01/2016 to 12/31/2016........     1.728654          1.807704               317

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Met/Artisan Mid Cap Value Sub-Account
   01/01/2007 to 12/31/2007........     4.079937          3.747804            12,873
   01/01/2008 to 12/31/2008........     3.747804          1.995337             8,451
   01/01/2009 to 12/31/2009........     1.995337          2.785395             6,349
   01/01/2010 to 12/31/2010........     2.785395          3.159883             5,212
   01/01/2011 to 12/31/2011........     3.159883          3.326612             4,153
   01/01/2012 to 12/31/2012........     3.326612          3.669279             3,421
   01/01/2013 to 12/31/2013........     3.669279          4.951817             2,984
   01/01/2014 to 12/31/2014........     4.951817          4.977079             2,484
   01/01/2015 to 12/31/2015........     4.977079          4.444476             2,140
   01/01/2016 to 12/31/2016........     4.444476          5.389194             1,845
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988083          9.767007                 0
   01/01/2012 to 12/31/2012........     9.767007         10.054067                 1
   01/01/2013 to 12/31/2013........    10.054067         10.029369               158
   01/01/2014 to 12/31/2014........    10.029369          9.994549                 5
   01/01/2015 to 12/31/2015........     9.994549          9.794250                 4
   01/01/2016 to 12/31/2016........     9.794250          9.960714               105
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........    42.021096         43.761019                 9
   01/01/2008 to 12/31/2008........    43.761019         32.378238                 5
   01/01/2009 to 12/31/2009........    32.378238         37.356213                 3
   01/01/2010 to 12/31/2010........    37.356213         40.268226                 2
   01/01/2011 to 12/31/2011........    40.268226         41.134728                 1
   01/01/2012 to 12/31/2012........    41.134728         45.470996                 1
   01/01/2013 to 12/31/2013........    45.470996         53.930762                 1
   01/01/2014 to 12/31/2014........    53.930762         58.648207                 1
   01/01/2015 to 12/31/2015........    58.648207         59.159926                 1
   01/01/2016 to 12/31/2016........    59.159926         62.270051                 1
Met/Wellington Core Equity Opportunities Sub-Account (Class A) (previously WMC Core Equity
Opportunities Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     3.871576          3.992217            26,063
   01/01/2008 to 12/31/2008........     3.992217          2.387519            18,335
   01/01/2009 to 12/31/2009........     2.387519          3.107408            14,381
   01/01/2010 to 12/31/2010........     3.107408          3.431928            11,930
   01/01/2011 to 12/31/2011........     3.431928          3.247785             9,671
   01/01/2012 to 12/31/2012........     3.247785          3.614302             8,021
   01/01/2013 to 12/31/2013........     3.614302          4.765175             6,859
   01/01/2014 to 12/31/2014........     4.765175          5.198660             5,663
   01/01/2015 to 12/31/2015........     5.198660          5.249208             4,917
   01/01/2016 to 12/31/2016........     5.249208          5.556422             4,379
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap Research
Sub-Account (Class B))
   04/30/2007 to 12/31/2007........     7.880141          7.947782               148
   01/01/2008 to 12/31/2008........     7.947782          4.913150                96
   01/01/2009 to 12/31/2009........     4.913150          5.774892                89
   01/01/2010 to 12/31/2010........     5.774892          6.403896                77
   01/01/2011 to 12/31/2011........     6.403896          6.331166                61
   01/01/2012 to 12/31/2012........     6.331166          7.080032                50
   01/01/2013 to 12/31/2013........     7.080032          9.375102                46
   01/01/2014 to 12/31/2014........     9.375102         10.493284                40
   01/01/2015 to 12/31/2015........    10.493284         10.812418                32
   01/01/2016 to 12/31/2016........    10.812418         11.544661                24
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2007 to 04/27/2007........     7.577311          7.946557                 0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2007 to 12/31/2007........    12.717820         12.949992                36
   01/01/2008 to 12/31/2008........    12.949992          7.604288                28
   01/01/2009 to 12/31/2009........     7.604288          9.859832                38
   01/01/2010 to 12/31/2010........     9.859832         11.248397                23
   01/01/2011 to 04/29/2011........    11.248397         12.197241                 0
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.160754         10.414730                23
   01/01/2012 to 12/31/2012........    10.414730         11.988490                27
   01/01/2013 to 12/31/2013........    11.988490         15.310139                26
   01/01/2014 to 12/31/2014........    15.310139         15.865534                22
   01/01/2015 to 12/31/2015........    15.865534         15.330779                20
   01/01/2016 to 12/31/2016........    15.330779         16.474950                19

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    10.856842         11.301500              108
   01/01/2008 to 12/31/2008........    11.301500          9.540600              103
   01/01/2009 to 12/31/2009........     9.540600         11.338992              101
   01/01/2010 to 12/31/2010........    11.338992         12.305328               65
   01/01/2011 to 12/31/2011........    12.305328         12.529284               71
   01/01/2012 to 12/31/2012........    12.529284         13.488260              102
   01/01/2013 to 12/31/2013........    13.488260         13.870825               66
   01/01/2014 to 12/31/2014........    13.870825         14.289647               57
   01/01/2015 to 12/31/2015........    14.289647         14.008475               47
   01/01/2016 to 12/31/2016........    14.008475         14.439497               32
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.349099         11.728876              290
   01/01/2008 to 12/31/2008........    11.728876          9.067698              193
   01/01/2009 to 12/31/2009........     9.067698         11.058754              173
   01/01/2010 to 12/31/2010........    11.058754         12.162022              172
   01/01/2011 to 12/31/2011........    12.162022         12.119093              143
   01/01/2012 to 12/31/2012........    12.119093         13.319397              125
   01/01/2013 to 12/31/2013........    13.319397         14.569140              132
   01/01/2014 to 12/31/2014........    14.569140         15.074351               97
   01/01/2015 to 12/31/2015........    15.074351         14.705231               86
   01/01/2016 to 12/31/2016........    14.705231         15.383571               71
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.854319         12.196651              421
   01/01/2008 to 12/31/2008........    12.196651          8.582985              400
   01/01/2009 to 12/31/2009........     8.582985         10.709108              340
   01/01/2010 to 12/31/2010........    10.709108         11.951194              340
   01/01/2011 to 12/31/2011........    11.951194         11.624061              293
   01/01/2012 to 12/31/2012........    11.624061         12.979301              246
   01/01/2013 to 12/31/2013........    12.979301         15.100670              246
   01/01/2014 to 12/31/2014........    15.100670         15.642785              173
   01/01/2015 to 12/31/2015........    15.642785         15.229745              162
   01/01/2016 to 12/31/2016........    15.229745         16.085085              151
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    12.360650         12.657119              362
   01/01/2008 to 12/31/2008........    12.657119          8.097891              371
   01/01/2009 to 12/31/2009........     8.097891         10.308554              297
   01/01/2010 to 12/31/2010........    10.308554         11.659519              218
   01/01/2011 to 12/31/2011........    11.659519         11.064055              185
   01/01/2012 to 12/31/2012........    11.064055         12.588059              154
   01/01/2013 to 12/31/2013........    12.588059         15.430882              157
   01/01/2014 to 12/31/2014........    15.430882         16.011763              148
   01/01/2015 to 12/31/2015........    16.011763         15.521347              129
   01/01/2016 to 12/31/2016........    15.521347         16.551548              112
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          7.033638                8
   01/01/2009 to 12/31/2009........     7.033638          8.916144                5
   01/01/2010 to 12/31/2010........     8.916144          9.675478                0
   01/01/2011 to 12/31/2011........     9.675478          9.373272                0
   01/01/2012 to 12/31/2012........     9.373272         10.732527                3
   01/01/2013 to 04/26/2013........    10.732527         11.554139                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B))
   04/29/2013 to 12/31/2013........    11.629011         13.255895               17
   01/01/2014 to 04/25/2014........    13.255895         13.202335                0
MetLife Mid Cap Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     1.561502          1.655410            2,563
   01/01/2008 to 12/31/2008........     1.655410          1.038507            1,769
   01/01/2009 to 12/31/2009........     1.038507          1.400680            1,372
   01/01/2010 to 12/31/2010........     1.400680          1.740267            1,024
   01/01/2011 to 12/31/2011........     1.740267          1.678584              798
   01/01/2012 to 12/31/2012........     1.678584          1.941954              700
   01/01/2013 to 12/31/2013........     1.941954          2.543646              626
   01/01/2014 to 12/31/2014........     2.543646          2.739682              522
   01/01/2015 to 12/31/2015........     2.739682          2.630773              455
   01/01/2016 to 12/31/2016........     2.630773          3.116635              399

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     4.296293          4.446986            2,159
   01/01/2008 to 12/31/2008........     4.446986          2.751136            1,363
   01/01/2009 to 12/31/2009........     2.751136          3.416085            1,467
   01/01/2010 to 12/31/2010........     3.416085          3.856741            1,337
   01/01/2011 to 12/31/2011........     3.856741          3.865424              744
   01/01/2012 to 12/31/2012........     3.865424          4.399465              655
   01/01/2013 to 12/31/2013........     4.399465          5.713503              579
   01/01/2014 to 12/31/2014........     5.713503          6.372065              518
   01/01/2015 to 12/31/2015........     6.372065          6.340866              436
   01/01/2016 to 12/31/2016........     6.340866          6.964433              403
MFS(R) Research International Sub-Account
   01/01/2007 to 12/31/2007........     1.621968          1.811865            2,699
   01/01/2008 to 12/31/2008........     1.811865          1.029700            2,232
   01/01/2009 to 12/31/2009........     1.029700          1.335902            2,100
   01/01/2010 to 12/31/2010........     1.335902          1.467576            1,788
   01/01/2011 to 12/31/2011........     1.467576          1.292156            1,544
   01/01/2012 to 12/31/2012........     1.292156          1.486977            1,402
   01/01/2013 to 12/31/2013........     1.486977          1.748679              928
   01/01/2014 to 12/31/2014........     1.748679          1.604531              781
   01/01/2015 to 12/31/2015........     1.604531          1.554158              632
   01/01/2016 to 12/31/2016........     1.554158          1.519136              556
MFS(R) Total Return Sub-Account (Class E)
   01/01/2007 to 12/31/2007........    46.129129         47.405000              484
   01/01/2008 to 12/31/2008........    47.405000         36.335764              325
   01/01/2009 to 12/31/2009........    36.335764         42.430054              255
   01/01/2010 to 12/31/2010........    42.430054         45.990299              231
   01/01/2011 to 12/31/2011........    45.990299         46.374701              182
   01/01/2012 to 12/31/2012........    46.374701         50.948398              161
   01/01/2013 to 12/31/2013........    50.948398         59.693253              142
   01/01/2014 to 12/31/2014........    59.693253         63.853834              118
   01/01/2015 to 12/31/2015........    63.853834         62.773303              106
   01/01/2016 to 12/31/2016........    62.773303         67.491863               95
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........    10.823141         12.670330              879
   01/01/2014 to 12/31/2014........    12.670330         13.844638              691
   01/01/2015 to 12/31/2015........    13.844638         13.631534              596
   01/01/2016 to 12/31/2016........    13.631534         15.376457              536
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     3.208220          3.296202            9,360
   01/01/2008 to 12/31/2008........     3.296202          1.984320            6,867
   01/01/2009 to 12/31/2009........     1.984320          2.384182            5,253
   01/01/2010 to 12/31/2010........     2.384182          2.693440            4,469
   01/01/2011 to 12/31/2011........     2.693440          2.492729            3,770
   01/01/2012 to 12/31/2012........     2.492729          2.845417            3,231
   01/01/2013 to 04/26/2013........     2.845417          3.135178                0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........     9.998466          6.600141                2
   01/01/2009 to 12/31/2009........     6.600141          8.127948                0
   01/01/2010 to 12/31/2010........     8.127948          8.898507                2
   01/01/2011 to 12/31/2011........     8.898507          8.727061                2
   01/01/2012 to 12/31/2012........     8.727061          9.802627                1
   01/01/2013 to 04/26/2013........     9.802627         10.737897                0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2007 to 12/31/2007........     1.487377          1.408970            1,934
   01/01/2008 to 12/31/2008........     1.408970          0.922356            1,457
   01/01/2009 to 12/31/2009........     0.922356          1.097541            1,318
   01/01/2010 to 12/31/2010........     1.097541          1.204083            1,208
   01/01/2011 to 12/31/2011........     1.204083          1.196946              814
   01/01/2012 to 12/31/2012........     1.196946          1.373704              742
   01/01/2013 to 04/26/2013........     1.373704          1.557846                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........     1.287418          1.495226              902
   01/01/2011 to 12/31/2011........     1.495226          1.372418              690
   01/01/2012 to 12/31/2012........     1.372418          1.478846              600
   01/01/2013 to 12/31/2013........     1.478846          2.027373              508
   01/01/2014 to 12/31/2014........     2.027373          2.019462              415
   01/01/2015 to 12/31/2015........     2.019462          1.891363              388
   01/01/2016 to 12/31/2016........     1.891363          1.707278              362

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2007 to 12/31/2007........     1.909037          2.035026             2,091
   01/01/2008 to 12/31/2008........     2.035026          0.894315             1,534
   01/01/2009 to 12/31/2009........     0.894315          1.177598             1,196
   01/01/2010 to 04/30/2010........     1.177598          1.274520                 0
MSCI EAFE(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.532261          1.669792             3,983
   01/01/2008 to 12/31/2008........     1.669792          0.951685             2,762
   01/01/2009 to 12/31/2009........     0.951685          1.203926             2,292
   01/01/2010 to 12/31/2010........     1.203926          1.281139             2,027
   01/01/2011 to 12/31/2011........     1.281139          1.103556             1,654
   01/01/2012 to 12/31/2012........     1.103556          1.284268             1,311
   01/01/2013 to 12/31/2013........     1.284268          1.538958               927
   01/01/2014 to 12/31/2014........     1.538958          1.422445               728
   01/01/2015 to 12/31/2015........     1.422445          1.384717               660
   01/01/2016 to 12/31/2016........     1.384717          1.379122               595
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2007 to 12/31/2007........     2.162288          2.058454            10,854
   01/01/2008 to 12/31/2008........     2.058454          1.250230             7,181
   01/01/2009 to 12/31/2009........     1.250230          1.394995             5,551
   01/01/2010 to 12/31/2010........     1.394995          1.672437             4,498
   01/01/2011 to 12/31/2011........     1.672437          1.744912             3,676
   01/01/2012 to 12/31/2012........     1.744912          1.893040             3,092
   01/01/2013 to 12/31/2013........     1.893040          2.585861             2,789
   01/01/2014 to 12/31/2014........     2.585861          2.550180             2,286
   01/01/2015 to 12/31/2015........     2.550180          2.529336             1,980
   01/01/2016 to 12/31/2016........     2.529336          2.960209             1,674
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........     1.634840          1.568297             1,099
   01/01/2008 to 12/31/2008........     1.568297          0.954133               644
   01/01/2009 to 12/31/2009........     0.954133          1.286747               454
   01/01/2010 to 12/31/2010........     1.286747          1.558919               360
   01/01/2011 to 12/31/2011........     1.558919          1.456182               233
   01/01/2012 to 12/31/2012........     1.456182          1.511727               227
   01/01/2013 to 04/26/2013........     1.511727          1.639128                 0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    19.304552         20.226655                52
   01/01/2008 to 12/31/2008........    20.226655         11.855415                41
   01/01/2009 to 12/31/2009........    11.855415         16.343625                33
   01/01/2010 to 12/31/2010........    16.343625         18.683400                32
   01/01/2011 to 12/31/2011........    18.683400         16.875548                23
   01/01/2012 to 12/31/2012........    16.875548         20.163307                15
   01/01/2013 to 12/31/2013........    20.163307         25.273996                15
   01/01/2014 to 12/31/2014........    25.273996         25.456537                10
   01/01/2015 to 12/31/2015........    25.456537         26.090558                 8
   01/01/2016 to 12/31/2016........    26.090558         25.787264                 7
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          6.569280                 0
   01/01/2009 to 12/31/2009........     6.569280          8.591113                 0
   01/01/2010 to 12/31/2010........     8.591113          9.120547                 1
   01/01/2011 to 12/31/2011........     9.120547          8.373692                 1
   01/01/2012 to 12/31/2012........     8.373692         10.090892                 2
   01/01/2013 to 04/26/2013........    10.090892         10.727673                 0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2007 to 12/31/2007........    11.102944         12.129906                36
   01/01/2008 to 12/31/2008........    12.129906         11.136801               160
   01/01/2009 to 12/31/2009........    11.136801         12.964097               165
   01/01/2010 to 12/31/2010........    12.964097         13.776064               159
   01/01/2011 to 12/31/2011........    13.776064         15.098543               134
   01/01/2012 to 12/31/2012........    15.098543         16.247045               124
   01/01/2013 to 12/31/2013........    16.247045         14.535178                83
   01/01/2014 to 12/31/2014........    14.535178         14.747781                64
   01/01/2015 to 12/31/2015........    14.747781         14.090471                52
   01/01/2016 to 12/31/2016........    14.090471         14.587074                42

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
PIMCO Total Return Sub-Account
   01/01/2007 to 12/31/2007........     1.256717          1.332890           14,853
   01/01/2008 to 12/31/2008........     1.332890          1.319696           11,574
   01/01/2009 to 12/31/2009........     1.319696          1.535969            9,603
   01/01/2010 to 12/31/2010........     1.535969          1.638371            7,812
   01/01/2011 to 12/31/2011........     1.638371          1.666863            6,129
   01/01/2012 to 12/31/2012........     1.666863          1.795946            5,329
   01/01/2013 to 12/31/2013........     1.795946          1.737057            4,289
   01/01/2014 to 12/31/2014........     1.737057          1.784710            3,462
   01/01/2015 to 12/31/2015........     1.784710          1.759987            3,004
   01/01/2016 to 12/31/2016........     1.759987          1.780811            2,666
Russell 2000(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.839366          1.782741            3,025
   01/01/2008 to 12/31/2008........     1.782741          1.165977            1,976
   01/01/2009 to 12/31/2009........     1.165977          1.444805            1,648
   01/01/2010 to 12/31/2010........     1.444805          1.803400            1,303
   01/01/2011 to 12/31/2011........     1.803400          1.702138            1,053
   01/01/2012 to 12/31/2012........     1.702138          1.947762              882
   01/01/2013 to 12/31/2013........     1.947762          2.654053              762
   01/01/2014 to 12/31/2014........     2.654053          2.742293              636
   01/01/2015 to 12/31/2015........     2.742293          2.582705              580
   01/01/2016 to 12/31/2016........     2.582705          3.080670              513
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.160973         11.599133                5
   01/01/2008 to 12/31/2008........    11.599133          8.571201                1
   01/01/2009 to 12/31/2009........     8.571201         10.555519               53
   01/01/2010 to 12/31/2010........    10.555519         11.682751               34
   01/01/2011 to 12/31/2011........    11.682751         11.642906               44
   01/01/2012 to 12/31/2012........    11.642906         12.954905               35
   01/01/2013 to 12/31/2013........    12.954905         14.426778               11
   01/01/2014 to 12/31/2014........    14.426778         15.053018               13
   01/01/2015 to 12/31/2015........    15.053018         14.552333               10
   01/01/2016 to 12/31/2016........    14.552333         15.180036                7
SSGA Growth ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.415778         11.888698                3
   01/01/2008 to 12/31/2008........    11.888698          7.858087                0
   01/01/2009 to 12/31/2009........     7.858087         10.003688               21
   01/01/2010 to 12/31/2010........    10.003688         11.260907               41
   01/01/2011 to 12/31/2011........    11.260907         10.868245               43
   01/01/2012 to 12/31/2012........    10.868245         12.327324               26
   01/01/2013 to 12/31/2013........    12.327324         14.352831               37
   01/01/2014 to 12/31/2014........    14.352831         14.914593               30
   01/01/2015 to 12/31/2015........    14.914593         14.367352               17
   01/01/2016 to 12/31/2016........    14.367352         15.142268               15
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.412393          1.520102            1,357
   01/01/2008 to 12/31/2008........     1.520102          0.869328            1,154
   01/01/2009 to 12/31/2009........     0.869328          1.226173            1,075
   01/01/2010 to 12/31/2010........     1.226173          1.411587              961
   01/01/2011 to 12/31/2011........     1.411587          1.373417              630
   01/01/2012 to 12/31/2012........     1.373417          1.607123              532
   01/01/2013 to 12/31/2013........     1.607123          2.199183              835
   01/01/2014 to 12/31/2014........     2.199183          2.360009              758
   01/01/2015 to 12/31/2015........     2.360009          2.571849              671
   01/01/2016 to 12/31/2016........     2.571849          2.574940              554
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........     0.493639          0.640182            2,158
   01/01/2008 to 12/31/2008........     0.640182          0.350649            1,862
   01/01/2009 to 12/31/2009........     0.350649          0.549696            1,588
   01/01/2010 to 12/31/2010........     0.549696          0.692155            1,316
   01/01/2011 to 12/31/2011........     0.692155          0.615012            1,115
   01/01/2012 to 12/31/2012........     0.615012          0.679905            1,426
   01/01/2013 to 04/26/2013........     0.679905          0.710991                0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........    0.842156         0.976849               5,806
   01/01/2008 to 12/31/2008........    0.976849         0.580351               3,835
   01/01/2009 to 12/31/2009........    0.580351         0.832512               2,945
   01/01/2010 to 12/31/2010........    0.832512         1.048210               2,300
   01/01/2011 to 12/31/2011........    1.048210         1.016636               1,891
   01/01/2012 to 12/31/2012........    1.016636         1.139593               1,624
   01/01/2013 to 12/31/2013........    1.139593         1.534810               1,478
   01/01/2014 to 12/31/2014........    1.534810         1.706812               2,490
   01/01/2015 to 12/31/2015........    1.706812         1.795405               2,363
   01/01/2016 to 12/31/2016........    1.795405         1.880491               2,179
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........    1.472779         1.590630                 487
   01/01/2008 to 12/31/2008........    1.590630         0.998819                 503
   01/01/2009 to 12/31/2009........    0.998819         1.365463                 502
   01/01/2010 to 12/31/2010........    1.365463         1.813222                 480
   01/01/2011 to 12/31/2011........    1.813222         1.813941                 586
   01/01/2012 to 12/31/2012........    1.813941         2.073141                 603
   01/01/2013 to 12/31/2013........    2.073141         2.947338                 590
   01/01/2014 to 12/31/2014........    2.947338         3.099532                 144
   01/01/2015 to 12/31/2015........    3.099532         3.131745                 139
   01/01/2016 to 12/31/2016........    3.131745         3.442813                 127
Western Asset Management Strategic Bond Opportunities Sub-Account
   01/01/2007 to 12/31/2007........    2.125575         2.180377               9,844
   01/01/2008 to 12/31/2008........    2.180377         1.827218               6,079
   01/01/2009 to 12/31/2009........    1.827218         2.382378               4,444
   01/01/2010 to 12/31/2010........    2.382378         2.648228               3,847
   01/01/2011 to 12/31/2011........    2.648228         2.771859               3,052
   01/01/2012 to 12/31/2012........    2.771859         3.047326               2,605
   01/01/2013 to 12/31/2013........    3.047326         3.037810               2,175
   01/01/2014 to 12/31/2014........    3.037810         3.159438               1,798
   01/01/2015 to 12/31/2015........    3.159438         3.062019               1,543
   01/01/2016 to 12/31/2016........    3.062019         3.277772               1,389
Western Asset Management Strategic Bond Opportunities Sub-Account (previously Lord Abbett
Bond Debenture Sub-Account)
   01/01/2007 to 12/31/2007........    1.814575         1.906408               4,374
   01/01/2008 to 12/31/2008........    1.906408         1.530120               2,927
   01/01/2009 to 12/31/2009........    1.530120         2.063699               2,248
   01/01/2010 to 12/31/2010........    2.063699         2.298871               1,846
   01/01/2011 to 12/31/2011........    2.298871         2.368066               1,480
   01/01/2012 to 12/31/2012........    2.368066         2.637291               1,123
   01/01/2013 to 12/31/2013........    2.637291         2.808131                 935
   01/01/2014 to 12/31/2014........    2.808131         2.902811                 704
   01/01/2015 to 12/31/2015........    2.902811         2.800212                 606
   01/01/2016 to 04/29/2016........    2.800212         2.885320                   0
Western Asset Management U.S. Government Sub-Account
   01/01/2007 to 12/31/2007........    1.664713         1.712922              10,711
   01/01/2008 to 12/31/2008........    1.712922         1.682965               6,650
   01/01/2009 to 12/31/2009........    1.682965         1.731466               5,149
   01/01/2010 to 12/31/2010........    1.731466         1.806611               4,142
   01/01/2011 to 12/31/2011........    1.806611         1.879705               3,364
   01/01/2012 to 12/31/2012........    1.879705         1.915899               2,944
   01/01/2013 to 12/31/2013........    1.915899         1.875317               2,466
   01/01/2014 to 12/31/2014........    1.875317         1.901219               2,092
   01/01/2015 to 12/31/2015........    1.901219         1.885506               1,849
   01/01/2016 to 12/31/2016........    1.885506         1.883158               1,550

                                                1.65% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   01/01/2007 to 12/31/2007........    15.190349         15.437741              112
   01/01/2008 to 12/31/2008........    15.437741         13.764914              109
   01/01/2009 to 12/31/2009........    13.764914         15.246457               81
   01/01/2010 to 12/31/2010........    15.246457         15.963466               62
   01/01/2011 to 12/31/2011........    15.963466         16.661353               56
   01/01/2012 to 12/31/2012........    16.661353         17.267865               33
   01/01/2013 to 12/31/2013........    17.267865         16.618671               26
   01/01/2014 to 12/31/2014........    16.618671         17.209508               29
   01/01/2015 to 12/31/2015........    17.209508         16.974294               30
   01/01/2016 to 12/31/2016........    16.974294         17.188104               28
American Funds Global Small Capitalization Sub-Account
   01/01/2007 to 12/31/2007........     2.888153          3.449341            4,038
   01/01/2008 to 12/31/2008........     3.449341          1.576838            2,756
   01/01/2009 to 12/31/2009........     1.576838          2.501779            2,194
   01/01/2010 to 12/31/2010........     2.501779          3.012456            1,774
   01/01/2011 to 12/31/2011........     3.012456          2.395932            1,448
   01/01/2012 to 12/31/2012........     2.395932          2.784899            1,206
   01/01/2013 to 12/31/2013........     2.784899          3.514000              977
   01/01/2014 to 12/31/2014........     3.514000          3.529859              796
   01/01/2015 to 12/31/2015........     3.529859          3.481311              715
   01/01/2016 to 12/31/2016........     3.481311          3.496194              602
American Funds Growth Sub-Account
   01/01/2007 to 12/31/2007........    15.054513         16.635251            2,257
   01/01/2008 to 12/31/2008........    16.635251          9.167329            1,544
   01/01/2009 to 12/31/2009........     9.167329         12.571217            1,218
   01/01/2010 to 12/31/2010........    12.571217         14.675647            1,006
   01/01/2011 to 12/31/2011........    14.675647         13.818546              797
   01/01/2012 to 12/31/2012........    13.818546         16.022917              629
   01/01/2013 to 12/31/2013........    16.022917         20.505144              532
   01/01/2014 to 12/31/2014........    20.505144         21.885813              442
   01/01/2015 to 12/31/2015........    21.885813         23.004037              387
   01/01/2016 to 12/31/2016........    23.004037         24.774469              329
American Funds Growth-Income Sub-Account
   01/01/2007 to 12/31/2007........    10.943498         11.306237            2,402
   01/01/2008 to 12/31/2008........    11.306237          6.911494            1,649
   01/01/2009 to 12/31/2009........     6.911494          8.922283            1,332
   01/01/2010 to 12/31/2010........     8.922283          9.779204            1,061
   01/01/2011 to 12/31/2011........     9.779204          9.443455              867
   01/01/2012 to 12/31/2012........     9.443455         10.911931              711
   01/01/2013 to 12/31/2013........    10.911931         14.329149              623
   01/01/2014 to 12/31/2014........    14.329149         15.593567              496
   01/01/2015 to 12/31/2015........    15.593567         15.561498              420
   01/01/2016 to 12/31/2016........    15.561498         17.070382              364

DISCONTINUED ELIGIBLE FUNDS

     Effective as of May 1, 2016:

     Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

     Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio;

     Metropolitan Series Fund: WMC Balanced Portfolio was renamed
Met/Wellington Balanced Portfolio;

     Metropolitan Series Fund: WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and

     Metropolitan Series Fund: WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     Effective as of May 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series
Trust: ClearBridge Aggressive Growth Portfolio (Class A); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301




   Internet Communications:   --   Fund transfers and future allocations can be made at
                                   www.brighthousefinancial.com

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                      ASSET-BASED
                                                     (MORTALITY &
                                                      EXPENSE AND
                                                     ADMIN. ASSET      ADMINISTRATION
                                 CDSC                   CHARGE)       CONTRACT CHARGE             OTHER
                   ------------------------------- ---------------- ------------------- ------------------------
 American Growth   7% of purchase payments;             1.40%       $30 (or 2% of       premium tax charge
  Series (AGS)     declining to 0% after 7 years     (1.65% for     total Contract      on purchase payments
                                                       certain      Value if less)      in South Dakota is paid
                                                    Sub-accounts)   --waiver may        by us and recovered
                                                                    apply               later
 Fund I            --none on exchange                   .95%        3% of first $46     premium tax charge
                   --subsequent purchase                            2% of excess        taken from purchase
                   payments will have AGS's                         (amounts will be    payments in South
                   CDSC                                             lower for single    Dakota
                                                                    purchase            --Sales Charge
                                                                    payment             --maximum 6%
                                                                    contracts)
 Preference        --none on exchange                   1.25%       $30                 premium tax charge
                   --subsequent purchase           (mortality and   --no waiver         taken from purchase
                   payments will have AGS's         expense only;                       payments in South
                   CDSC                                  no                             Dakota
                                                   Administration
                                                    Asset Charge)
 Zenith            --none on exchange                   1.35%       $30                 premium tax charge
  Accumulator      --will apply on subsequent        (1.60% for                         taken from purchase
                   withdrawal from AGS using           certain                          payments in South
                   the time table for Zenith        Sub-accounts)                       Dakota
                   Accumulator
                   --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                   --subsequent purchase
                   payments will have AGS's
                   CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:


     Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277



     [ ] American Growth Series--New England Variable Annuity Separate Account

     [ ] Brighthouse Funds Trust I
     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                           AMERICAN GROWTH SERIES - I
                     Individual Variable Annuity Contracts


          Issued By
   New England Variable Annuity Separate Account of     Annuity Administrative Office
            New England Life Insurance Company                  P.O. Box 14594
                     One Financial Center                 Des Moines, IA 50306-3594
                       Boston, MA 02111
                         (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2017

        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). Prior to March 6, 2017, Brighthouse Funds Trust I was known as "Met Investors Series Trust" and Brighthouse Funds Trust II was known as "Metropolitan Series Fund." The Contract is currently not available for new sales.


AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset Allocation
  100 Portfolio)
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly Met/Franklin
  Low Duration Total Return Portfolio)
Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington
  Large Cap Research Portfolio)

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Mid Cap Value Portfolio
Invesco Small Cap Growth Portfolio

Loomis Sayles Global Markets Portfolio

MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse Asset Allocation 20 Portfolio (formerly MetLife Asset Allocation 20
  Portfolio)
Brighthouse Asset Allocation 40 Portfolio (formerly MetLife Asset Allocation 40
  Portfolio)
Brighthouse Asset Allocation 60 Portfolio (formerly MetLife Asset Allocation 60
  Portfolio)
Brighthouse Asset Allocation 80 Portfolio (formerly MetLife Asset Allocation 80
  Portfolio)
Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/
     Artisan Mid Cap Value Portfolio)
Brighthouse/Wellington Balanced Portfolio (formerly Met/
     Wellington Balanced Portfolio)
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
  Met/Wellington Core Equity Opportunities Portfolio)

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond Index
  Portfolio)
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index Portfolio) MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
  Portfolio)

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio

MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio



     You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2017, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, or telephoning 1-800-777-5897.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov. YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).


                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................           None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......            7%
                                                                                           declining annually--
                                                                                                see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                     CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)


                                                                  AMERICAN FUNDS
                                                                 BOND SUB-ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL           ALL OTHER
                                                         SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                        ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)...........   1.50%                                1.25%
      Administration Asset Charge....................   0.10%                                0.10%
                                                        ----                                 ----
       Total Variable Account Annual Expenses........   1.60%                                1.35%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.


(2) We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.



     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.37%       1.21%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%         0.25%      0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%         0.25%      0.04%
American Funds Growth Fund...............    0.33%         0.25%      0.02%
American Funds Growth-Income Fund........    0.27%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%           --          0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%           --          0.99%
American Funds Growth Fund...............   --          0.60%           --          0.60%
American Funds Growth-Income Fund........   --          0.54%           --          0.54%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%           --          1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%           --          1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%           --          1.02%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B.......................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................    0.49%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............    0.56%     0.25%          0.03%
Clarion Global Real Estate Portfolio --
 Class B....................................    0.61%     0.25%          0.04%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................    0.56%       --           0.01%
Harris Oakmark International
 Portfolio -- Class E.......................    0.77%     0.15%          0.04%
Invesco Mid Cap Value Portfolio --
 Class B....................................    0.65%     0.25%          0.03%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%     0.25%          0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%     0.25%          0.08%
MFS(R) Research International
 Portfolio -- Class B.......................    0.70%     0.25%          0.04%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%     0.25%          0.05%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.05%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.28%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.05%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.80%       --           0.05%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.04%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.70%       --           0.02%
BlackRock Large Cap Value Portfolio --
 Class E....................................    0.63%     0.15%          0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.03%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.09%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%          --



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................... 0.68%         1.01%       --            1.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................   --          0.79%     0.02%           0.77%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............   --          0.84%     0.04%           0.80%
Clarion Global Real Estate Portfolio --
 Class B....................................   --          0.90%       --            0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................   --          0.57%     0.02%           0.55%
Harris Oakmark International
 Portfolio -- Class E.......................   --          0.96%     0.02%           0.94%
Invesco Mid Cap Value Portfolio --
 Class B.................................... 0.05%         0.98%     0.02%           0.96%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.13%     0.02%           1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
MFS(R) Research International
 Portfolio -- Class B.......................   --          0.99%     0.06%           0.93%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.95%     0.01%           0.94%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.10%           0.86%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.00%     0.01%           0.99%
PIMCO Total Return Portfolio -- Class B.....   --          0.78%     0.03%           0.75%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.22%         0.79%       --            0.79%
SSGA Growth ETF Portfolio -- Class B........ 0.24%         0.83%       --            0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.85%     0.12%           0.73%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.37%       --            0.37%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%           0.63%
BlackRock Large Cap Value Portfolio --
 Class E....................................   --          0.81%     0.03%           0.78%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.38%     0.02%           0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.53%         0.90%     0.02%           0.88%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.57%         0.88%       --            0.88%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 60
 Portfolio -- Class B.........................    0.05%     0.25%            --
Brighthouse Asset Allocation 80
 Portfolio -- Class B.........................    0.05%     0.25%          0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................    0.82%       --           0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................    0.46%     0.25%          0.09%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
Frontier Mid Cap Growth Portfolio --
 Class B......................................    0.72%     0.25%          0.03%
Jennison Growth Portfolio -- Class A..........    0.60%       --           0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.........................    0.90%       --           0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................    0.90%     0.25%          0.06%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.05%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%          0.08%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%          0.02%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%          0.05%
MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.81%       --           0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%          0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%          0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.57%     0.25%          0.03%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 60
 Portfolio -- Class B......................... 0.60%         0.90%       --              0.90%
Brighthouse Asset Allocation 80
 Portfolio -- Class B......................... 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................   --          0.85%       --              0.85%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................   --          0.80%       --              0.80%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B......................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A..........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A......................... 0.04%         1.00%     0.08%             0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................   --          1.21%     0.09%             1.12%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.56%       --              0.56%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.64%       --              0.64%
MetLife Russell 2000(R) Index
 Portfolio -- Class B......................... 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E......   --          0.76%       --              0.76%
MFS(R) Value Portfolio -- Class A.............   --          0.72%     0.14%             0.58%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.87%     0.02%             0.85%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B...................................... 0.01%         0.86%     0.05%             0.81%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.50%     0.01%             0.49%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.

     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $989      $1,324      $1,686      $2,912
  (b).........     $902      $1,062      $1,246      $2,022


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $289        $824      $1,386      $2,912
  (b).........     $202        $562      $  946      $2,022


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:
(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.064% has been used. (See Note
      (1) to the Variable Account Accrual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").


                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001- 37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.


     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.


     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Advisers was known as "MetLife Advisers, LLC." These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          Company
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               Company
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   Company
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               Company
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced               Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio          Seeks high total return by investing      Brighthouse Investment Advisers, LLC
                                         in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                         companies.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets             Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------   -------------------------------------------
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                 Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,                Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of        Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
SSGA Growth and Income ETF              Seeks growth of capital and income.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
BlackRock Bond Income Portfolio         Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                        primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse Asset Allocation 20         Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              with growth of capital as a
                                        secondary objective.
Brighthouse Asset Allocation 40         Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                              income and growth of capital, with a
                                        greater emphasis on income.
Brighthouse Asset Allocation 60         Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                              level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
Brighthouse Asset Allocation 80         Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value       Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------   --------------------------------------   -------------------------------------------
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                Subadviser: Wellington Management
                                                                                  Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                 Subadviser: Wellington Management
                                         secondarily, long-term capital           Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                    Brighthouse Investment Advisers, LLC
                                         appreciation.                            Subadviser: Frontier Capital Management
                                                                                  Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                 L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Loomis, Sayles & Company,
                                                                                  L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                   Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.               LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)      Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                  Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.               Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Stock Index Portfolio            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)             Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MFS(R) Total Return Portfolio            Seeks a favorable total return           Brighthouse Investment Advisers, LLC
                                         through investment in a diversified      Subadviser: Massachusetts Financial
                                         portfolio.                               Services Company
MFS(R) Value Portfolio                   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis Portfolio       Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.     Subadviser: Neuberger Berman Investment
                                                                                  Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                 Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities            consistent with preservation of          Subadviser: Western Asset Management
 Portfolio                               capital.                                 Company

ELIGIBLE FUND                  INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------   ---------------------------------------   -------------------------------------
Western Asset Management       Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio     consistent with preservation of           Subadviser: Western Asset Management
                               capital and maintenance of liquidity.     Company



INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")


CERTAIN ELIGIBLE FUNDS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS THAT MAY BE MANAGED BY THE SAME SUB-ADVISER. THE PERFORMANCE OF THE ELIGIBLE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE OTHER FUNDS. WE MAKE NO REPRESENTATION THAT THE INVESTMENT RESULTS OF ANY OF THE ELIGIBLE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER FUND, EVEN IF THE OTHER FUND HAS THE SAME SUB-ADVISER.



SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.


                                 THE CONTRACTS


PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all Contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TRANSFER PRIVILEGE

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
-------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in those Monitored Funds:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.



SURRENDERS

     How to Surrender.

     You may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

   o By fax (515) 457-4301.


   o For transfer or reallocation of future purchase payments, by Internet at http://www.brighthousefinancial.com.


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

       The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the


----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.



TAXATION OF NON-QUALIFIED CONTRACTS


     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.


     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."



TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:


   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. - Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by selling firms. Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.


     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.



                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, telephoning 1-800-356-5015 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2016 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008520          7.014083                0
   01/01/2009 to 12/31/2009........     7.014083          8.949403               24
   01/01/2010 to 12/31/2010........     8.949403          9.903175               24
   01/01/2011 to 12/31/2011........     9.903175          9.562791                8
   01/01/2012 to 12/31/2012........     9.562791         10.710217               13
   01/01/2013 to 12/31/2013........    10.710217         12.524836               15
   01/01/2014 to 12/31/2014........    12.524836         13.104371                6
   01/01/2015 to 12/31/2015........    13.104371         12.837434                6
   01/01/2016 to 12/31/2016........    12.837434         13.654424                6
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998521          6.362008                0
   01/01/2009 to 12/31/2009........     6.362008          8.413264                6
   01/01/2010 to 12/31/2010........     8.413264          9.419662                6
   01/01/2011 to 12/31/2011........     9.419662          8.853752                6
   01/01/2012 to 12/31/2012........     8.853752         10.145787                6
   01/01/2013 to 12/31/2013........    10.145787         12.523027                5
   01/01/2014 to 12/31/2014........    12.523027         13.144312                0
   01/01/2015 to 12/31/2015........    13.144312         12.870045                0
   01/01/2016 to 12/31/2016........    12.870045         13.834988                0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018520          7.688026               28
   01/01/2009 to 12/31/2009........     7.688026          9.359536               28
   01/01/2010 to 12/31/2010........     9.359536         10.148870                8
   01/01/2011 to 12/31/2011........    10.148870         10.032209               16
   01/01/2012 to 12/31/2012........    10.032209         10.969741               18
   01/01/2013 to 12/31/2013........    10.969741         12.285930               13
   01/01/2014 to 12/31/2014........    12.285930         12.859911               13
   01/01/2015 to 12/31/2015........    12.859911         12.595355               13
   01/01/2016 to 12/31/2016........    12.595355         13.297937                6
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     1.877631          2.043649            5,721
   01/01/2008 to 12/31/2008........     2.043649          1.126487            4,153
   01/01/2009 to 12/31/2009........     1.126487          1.357765            3,487
   01/01/2010 to 12/31/2010........     1.357765          1.436166            2,800
   01/01/2011 to 12/31/2011........     1.436166          1.135377            2,289
   01/01/2012 to 12/31/2012........     1.135377          1.338697            1,977
   01/01/2013 to 12/31/2013........     1.338697          1.526017            1,715
   01/01/2014 to 12/31/2014........     1.526017          1.458820            1,543
   01/01/2015 to 12/31/2015........     1.458820          1.410903            1,411
   01/01/2016 to 12/31/2016........     1.410903          1.466842            1,224
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.318979          1.387871            1,241
   01/01/2008 to 12/31/2008........     1.387871          1.446308              757
   01/01/2009 to 12/31/2009........     1.446308          1.497970              720
   01/01/2010 to 12/31/2010........     1.497970          1.562025              348
   01/01/2011 to 12/31/2011........     1.562025          1.653373              282
   01/01/2012 to 12/31/2012........     1.653373          1.690212              236
   01/01/2013 to 12/31/2013........     1.690212          1.625331              168
   01/01/2014 to 12/31/2014........     1.625331          1.691381              164
   01/01/2015 to 12/31/2015........     1.691381          1.670194              152
   01/01/2016 to 12/31/2016........     1.670194          1.683063              165

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Bond Income Sub-Account
   01/01/2007 to 12/31/2007........     4.971634          5.213355            3,052
   01/01/2008 to 12/31/2008........     5.213355          4.966947            2,169
   01/01/2009 to 12/31/2009........     4.966947          5.364304            1,716
   01/01/2010 to 12/31/2010........     5.364304          5.733619            1,441
   01/01/2011 to 12/31/2011........     5.733619          6.028209            1,038
   01/01/2012 to 12/31/2012........     6.028209          6.395700              899
   01/01/2013 to 12/31/2013........     6.395700          6.261581              771
   01/01/2014 to 12/31/2014........     6.261581          6.615280              666
   01/01/2015 to 12/31/2015........     6.615280          6.565311              606
   01/01/2016 to 12/31/2016........     6.565311          6.679516              509
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     2.832779          3.317618            9,342
   01/01/2008 to 12/31/2008........     3.317618          2.078102            6,871
   01/01/2009 to 12/31/2009........     2.078102          2.804512            5,743
   01/01/2010 to 12/31/2010........     2.804512          3.315327            4,619
   01/01/2011 to 12/31/2011........     3.315327          2.978336            3,848
   01/01/2012 to 12/31/2012........     2.978336          3.360490            3,297
   01/01/2013 to 12/31/2013........     3.360490          4.449957            2,879
   01/01/2014 to 12/31/2014........     4.449957          4.780924            2,474
   01/01/2015 to 12/31/2015........     4.780924          5.012983            2,188
   01/01/2016 to 12/31/2016........     5.012983          4.949977            1,997
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2007 to 12/31/2007........    17.379668         17.783641                0
   01/01/2008 to 12/31/2008........    17.783641          9.658126                0
   01/01/2009 to 05/01/2009........     9.658126         10.080816                0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.451955          1.479249              254
   01/01/2008 to 12/31/2008........     1.479249          0.948016              127
   01/01/2009 to 12/31/2009........     0.948016          1.039840              104
   01/01/2010 to 12/31/2010........     1.039840          1.118261              103
   01/01/2011 to 12/31/2011........     1.118261          1.126767               73
   01/01/2012 to 12/31/2012........     1.126767          1.268737               57
   01/01/2013 to 12/31/2013........     1.268737          1.650853               49
   01/01/2014 to 12/31/2014........     1.650853          1.788166               48
   01/01/2015 to 12/31/2015........     1.788166          1.657155               49
   01/01/2016 to 12/31/2016........     1.657155          1.931509               71
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
   01/01/2007 to 12/31/2007........     2.449470          2.539147            2,881
   01/01/2008 to 12/31/2008........     2.539147          2.576484            3,471
   01/01/2009 to 12/31/2009........     2.576484          2.552625            2,071
   01/01/2010 to 12/31/2010........     2.552625          2.518663            1,614
   01/01/2011 to 12/31/2011........     2.518663          2.484979              829
   01/01/2012 to 12/31/2012........     2.484979          2.451474              580
   01/01/2013 to 12/31/2013........     2.451474          2.418600              674
   01/01/2014 to 12/31/2014........     2.418600          2.386167              542
   01/01/2015 to 12/31/2015........     2.386167          2.354245              489
   01/01/2016 to 12/31/2016........     2.354245          2.330777              442
Clarion Global Real Estate Sub-Account
   01/01/2007 to 12/31/2007........    19.477708         16.331587               81
   01/01/2008 to 12/31/2008........    16.331587          9.397489               62
   01/01/2009 to 12/31/2009........     9.397489         12.491898               58
   01/01/2010 to 12/31/2010........    12.491898         14.309516               45
   01/01/2011 to 12/31/2011........    14.309516         13.329326               29
   01/01/2012 to 12/31/2012........    13.329326         16.567278               27
   01/01/2013 to 12/31/2013........    16.567278         16.924657               24
   01/01/2014 to 12/31/2014........    16.924657         18.913054               22
   01/01/2015 to 12/31/2015........    18.913054         18.397919               19
   01/01/2016 to 12/31/2016........    18.397919         18.309834               14
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........     0.860176          0.781458              516
   01/01/2012 to 12/31/2012........     0.781458          0.915968              419
   01/01/2013 to 12/31/2013........     0.915968          1.318534              360
   01/01/2014 to 12/31/2014........     1.318534          1.549570              449
   01/01/2015 to 12/31/2015........     1.549570          1.470551              397
   01/01/2016 to 12/31/2016........     1.470551          1.494131              368

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   147.677871        181.223032                1
   01/01/2008 to 12/31/2008........   181.223032        103.701265                2
   01/01/2009 to 12/31/2009........   103.701265        146.155544                2
   01/01/2010 to 12/31/2010........   146.155544        157.746823                2
   01/01/2011 to 12/31/2011........   157.746823        143.892918                2
   01/01/2012 to 12/31/2012........   143.892918        173.915384                2
   01/01/2013 to 12/31/2013........   173.915384        220.975256                2
   01/01/2014 to 04/25/2014........   220.975256        230.139239                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     1.025283          0.953585            1,514
   01/01/2008 to 12/31/2008........     0.953585          0.428705            1,048
   01/01/2009 to 12/31/2009........     0.428705          0.582779              903
   01/01/2010 to 12/31/2010........     0.582779          0.620100              780
   01/01/2011 to 04/29/2011........     0.620100          0.659650                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2007 to 12/31/2007........     0.787821          0.794818              311
   01/01/2008 to 12/31/2008........     0.794818          0.477910              155
   01/01/2009 to 12/31/2009........     0.477910          0.626916               75
   01/01/2010 to 12/31/2010........     0.626916          0.765639               63
   01/01/2011 to 04/29/2011........     0.765639          0.860271                0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    42.950645         50.946160                1
   01/01/2008 to 12/31/2008........    50.946160         27.221237                1
   01/01/2009 to 12/31/2009........    27.221237         40.032187                1
   01/01/2010 to 12/31/2010........    40.032187         45.417642                1
   01/01/2011 to 12/31/2011........    45.417642         43.355948                1
   01/01/2012 to 12/31/2012........    43.355948         47.344933                0
   01/01/2013 to 12/31/2013........    47.344933         61.860279                0
   01/01/2014 to 12/31/2014........    61.860279         67.668434                0
   01/01/2015 to 12/31/2015........    67.668434         68.499629                0
   01/01/2016 to 12/31/2016........    68.499629         71.066691                0
Harris Oakmark International Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.014401          1.967374            1,686
   01/01/2008 to 12/31/2008........     1.967374          1.148507            1,110
   01/01/2009 to 12/31/2009........     1.148507          1.759340              837
   01/01/2010 to 12/31/2010........     1.759340          2.022260              717
   01/01/2011 to 12/31/2011........     2.022260          1.713473              505
   01/01/2012 to 12/31/2012........     1.713473          2.185192              476
   01/01/2013 to 12/31/2013........     2.185192          2.816631              412
   01/01/2014 to 12/31/2014........     2.816631          2.621422              354
   01/01/2015 to 12/31/2015........     2.621422          2.471077              337
   01/01/2016 to 12/31/2016........     2.471077          2.640533              285
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.549695          2.621960              195
   01/01/2013 to 12/31/2013........     2.621960          3.370744              181
   01/01/2014 to 12/31/2014........     3.370744          3.646234              145
   01/01/2015 to 12/31/2015........     3.646234          3.274251              128
   01/01/2016 to 12/31/2016........     3.274251          3.731185              105
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2007 to 12/31/2007........     2.631226          2.678582              865
   01/01/2008 to 12/31/2008........     2.678582          1.387940              706
   01/01/2009 to 12/31/2009........     1.387940          2.023069              584
   01/01/2010 to 12/31/2010........     2.023069          2.515893              351
   01/01/2011 to 12/31/2011........     2.515893          2.316558              253
   01/01/2012 to 04/27/2012........     2.316558          2.562188                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Invesco Small Cap Growth Sub-account
   01/01/2007 to 12/31/2007........     1.467670          1.608185              127
   01/01/2008 to 12/31/2008........     1.608185          0.972100               38
   01/01/2009 to 12/31/2009........     0.972100          1.283419               29
   01/01/2010 to 12/31/2010........     1.283419          1.597753               20
   01/01/2011 to 12/31/2011........     1.597753          1.559329                5
   01/01/2012 to 12/31/2012........     1.559329          1.818762               14
   01/01/2013 to 12/31/2013........     1.818762          2.515291               13
   01/01/2014 to 12/31/2014........     2.515291          2.677875               13
   01/01/2015 to 12/31/2015........     2.677875          2.596795               12
   01/01/2016 to 12/31/2016........     2.596795          2.854926               13
Jennison Growth Sub-Account (Class A)
   01/01/2007 to 12/31/2007........     0.501963          0.553005              736
   01/01/2008 to 12/31/2008........     0.553005          0.346832              519
   01/01/2009 to 12/31/2009........     0.346832          0.479017              384
   01/01/2010 to 12/31/2010........     0.479017          0.527548              373
   01/01/2011 to 12/31/2011........     0.527548          0.523164              331
   01/01/2012 to 12/31/2012........     0.523164          0.597583              408
   01/01/2013 to 12/31/2013........     0.597583          0.807726              239
   01/01/2014 to 12/31/2014........     0.807726          0.869062              223
   01/01/2015 to 12/31/2015........     0.869062          0.949875              308
   01/01/2016 to 12/31/2016........     0.949875          0.938734              197
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2007 to 12/31/2007........     9.185190         10.356153               16
   01/01/2008 to 12/31/2008........    10.356153          5.523222               13
   01/01/2009 to 12/31/2009........     5.523222          7.830580               21
   01/01/2010 to 12/31/2010........     7.830580          8.451565               16
   01/01/2011 to 12/31/2011........     8.451565          8.223342                8
   01/01/2012 to 04/27/2012........     8.223342          9.252734                0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.053934         14.351545                3
   01/01/2014 to 12/31/2014........    14.351545         14.650017                4
   01/01/2015 to 12/31/2015........    14.650017         14.631016                4
   01/01/2016 to 12/31/2016........    14.631016         15.124392                3
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          7.989129                0
   01/01/2009 to 12/31/2009........     7.989129         10.075432                2
   01/01/2010 to 12/31/2010........    10.075432         11.115352                4
   01/01/2011 to 12/31/2011........    11.115352         11.200656                9
   01/01/2012 to 12/31/2012........    11.200656         12.430131                5
   01/01/2013 to 04/26/2013........    12.430131         12.977080                0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2007 to 12/31/2007........     3.312505          3.656787            6,598
   01/01/2008 to 12/31/2008........     3.656787          2.312600            4,838
   01/01/2009 to 12/31/2009........     2.312600          2.971739            3,935
   01/01/2010 to 12/31/2010........     2.971739          3.738969            3,136
   01/01/2011 to 12/31/2011........     3.738969          3.710745            2,558
   01/01/2012 to 12/31/2012........     3.710745          4.193525            2,159
   01/01/2013 to 12/31/2013........     4.193525          5.835211            1,876
   01/01/2014 to 12/31/2014........     5.835211          5.973349            1,630
   01/01/2015 to 12/31/2015........     5.973349          5.805094            1,399
   01/01/2016 to 12/31/2016........     5.805094          6.830978            1,202
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........     1.089662          1.121357              371
   01/01/2008 to 12/31/2008........     1.121357          0.649277              282
   01/01/2009 to 12/31/2009........     0.649277          0.830666              237
   01/01/2010 to 12/31/2010........     0.830666          1.076434              159
   01/01/2011 to 12/31/2011........     1.076434          1.091184              164
   01/01/2012 to 12/31/2012........     1.091184          1.193750              147
   01/01/2013 to 12/31/2013........     1.193750          1.747539              128
   01/01/2014 to 12/31/2014........     1.747539          1.740219              125
   01/01/2015 to 12/31/2015........     1.740219          1.741387              111
   01/01/2016 to 12/31/2016........     1.741387          1.821929              105

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Met/Artisan Mid Cap Value Sub-Account
   01/01/2007 to 12/31/2007........     4.107923          3.775411             5,047
   01/01/2008 to 12/31/2008........     3.775411          2.011046             3,461
   01/01/2009 to 12/31/2009........     2.011046          2.808727             2,728
   01/01/2010 to 12/31/2010........     2.808727          3.187943             2,098
   01/01/2011 to 12/31/2011........     3.187943          3.357827             1,677
   01/01/2012 to 12/31/2012........     3.357827          3.705570             1,414
   01/01/2013 to 12/31/2013........     3.705570          5.003290             1,237
   01/01/2014 to 12/31/2014........     5.003290          5.031330             1,058
   01/01/2015 to 12/31/2015........     5.031330          4.495167               908
   01/01/2016 to 12/31/2016........     4.495167          5.453384               767
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988151          9.770311                 0
   01/01/2012 to 12/31/2012........     9.770311         10.062522                 1
   01/01/2013 to 12/31/2013........    10.062522         10.042820                 3
   01/01/2014 to 12/31/2014........    10.042820         10.012955                 4
   01/01/2015 to 12/31/2015........    10.012955          9.817193                 3
   01/01/2016 to 12/31/2016........     9.817193          9.989036                 3
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........    42.453752         44.233819                 1
   01/01/2008 to 12/31/2008........    44.233819         32.744483                 1
   01/01/2009 to 12/31/2009........    32.744483         37.797645                 1
   01/01/2010 to 12/31/2010........    37.797645         40.764419                 0
   01/01/2011 to 12/31/2011........    40.764419         41.662360                 0
   01/01/2012 to 12/31/2012........    41.662360         46.077383                 0
   01/01/2013 to 12/31/2013........    46.077383         54.677267                 0
   01/01/2014 to 12/31/2014........    54.677267         59.489725                 1
   01/01/2015 to 12/31/2015........    59.489725         60.038781                 1
   01/01/2016 to 12/31/2016........    60.038781         63.226687                 1
Met/Wellington Core Equity Opportunities Sub-Account (Class A) (previously WMC Core Equity
Opportunities Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     3.895200          4.018597            12,595
   01/01/2008 to 12/31/2008........     4.018597          2.404504             8,996
   01/01/2009 to 12/31/2009........     2.404504          3.131078             7,105
   01/01/2010 to 12/31/2010........     3.131078          3.459797             5,661
   01/01/2011 to 12/31/2011........     3.459797          3.275792             4,470
   01/01/2012 to 12/31/2012........     3.275792          3.647302             3,841
   01/01/2013 to 12/31/2013........     3.647302          4.811084             3,296
   01/01/2014 to 12/31/2014........     4.811084          5.251368             2,807
   01/01/2015 to 12/31/2015........     5.251368          5.305078             2,387
   01/01/2016 to 12/31/2016........     5.305078          5.618369             2,031
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap Research
Sub-Account (Class B))
   04/30/2007 to 12/31/2007........     7.903839          7.974359                14
   01/01/2008 to 12/31/2008........     7.974359          4.932059                13
   01/01/2009 to 12/31/2009........     4.932059          5.800016                31
   01/01/2010 to 12/31/2010........     5.800016          6.434971                22
   01/01/2011 to 12/31/2011........     6.434971          6.365065                 5
   01/01/2012 to 12/31/2012........     6.365065          7.121518                 4
   01/01/2013 to 12/31/2013........     7.121518          9.434750                 4
   01/01/2014 to 12/31/2014........     9.434750         10.565327                10
   01/01/2015 to 12/31/2015........    10.565327         10.892097                12
   01/01/2016 to 12/31/2016........    10.892097         11.635551                 8
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2007 to 04/27/2007........     7.598828          7.970421                 0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2007 to 12/31/2007........    12.728431         12.967316                 6
   01/01/2008 to 12/31/2008........    12.967316          7.618288                 2
   01/01/2009 to 12/31/2009........     7.618288          9.882922                 7
   01/01/2010 to 12/31/2010........     9.882922         11.280368                 7
   01/01/2011 to 04/29/2011........    11.280368         12.233901                 0
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.197355         10.449544                 5
   01/01/2012 to 12/31/2012........    10.449544         12.034607                 5
   01/01/2013 to 12/31/2013........    12.034607         15.376710                 5
   01/01/2014 to 12/31/2014........    15.376710         15.942485                 0
   01/01/2015 to 12/31/2015........    15.942485         15.412840                 0
   01/01/2016 to 12/31/2016........    15.412840         16.571411                 6

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    10.865903         11.316619              10
   01/01/2008 to 12/31/2008........    11.316619          9.558154               5
   01/01/2009 to 12/31/2009........     9.558154         11.365529              14
   01/01/2010 to 12/31/2010........    11.365529         12.340288              26
   01/01/2011 to 12/31/2011........    12.340288         12.571143              26
   01/01/2012 to 12/31/2012........    12.571143         13.540123              19
   01/01/2013 to 12/31/2013........    13.540123         13.931117              25
   01/01/2014 to 12/31/2014........    13.931117         14.358933              18
   01/01/2015 to 12/31/2015........    14.358933         14.083434              17
   01/01/2016 to 12/31/2016........    14.083434         14.524017              16
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.358570         11.744566              20
   01/01/2008 to 12/31/2008........    11.744566          9.084384              10
   01/01/2009 to 12/31/2009........     9.084384         11.084639              18
   01/01/2010 to 12/31/2010........    11.084639         12.196578              23
   01/01/2011 to 12/31/2011........    12.196578         12.159587              21
   01/01/2012 to 12/31/2012........    12.159587         13.370615              20
   01/01/2013 to 12/31/2013........    13.370615         14.632471              35
   01/01/2014 to 12/31/2014........    14.632471         15.147446              33
   01/01/2015 to 12/31/2015........    15.147446         14.783924              32
   01/01/2016 to 12/31/2016........    14.783924         15.473622              15
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.864211         12.212966             191
   01/01/2008 to 12/31/2008........    12.212966          8.598781              92
   01/01/2009 to 12/31/2009........     8.598781         10.734178              55
   01/01/2010 to 12/31/2010........    10.734178         11.985154              75
   01/01/2011 to 12/31/2011........    11.985154         11.662905              66
   01/01/2012 to 12/31/2012........    11.662905         13.029216              56
   01/01/2013 to 12/31/2013........    13.029216         15.166317              58
   01/01/2014 to 12/31/2014........    15.166317         15.718641              52
   01/01/2015 to 12/31/2015........    15.718641         15.311249              49
   01/01/2016 to 12/31/2016........    15.311249         16.179248              49
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    12.370963         12.674050              14
   01/01/2008 to 12/31/2008........    12.674050          8.112797              36
   01/01/2009 to 12/31/2009........     8.112797         10.332691              51
   01/01/2010 to 12/31/2010........    10.332691         11.692655              76
   01/01/2011 to 12/31/2011........    11.692655         11.101034              68
   01/01/2012 to 12/31/2012........    11.101034         12.636476              57
   01/01/2013 to 12/31/2013........    12.636476         15.497971              55
   01/01/2014 to 12/31/2014........    15.497971         16.089416              49
   01/01/2015 to 12/31/2015........    16.089416         15.604420              49
   01/01/2016 to 12/31/2016........    15.604420         16.648450              49
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          7.036062               0
   01/01/2009 to 12/31/2009........     7.036062          8.923673               2
   01/01/2010 to 12/31/2010........     8.923673          9.688484               2
   01/01/2011 to 12/31/2011........     9.688484          9.390555               0
   01/01/2012 to 12/31/2012........     9.390555         10.757716               1
   01/01/2013 to 04/26/2013........    10.757716         11.583096               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B))
   04/29/2013 to 12/31/2013........    11.658203         13.293643               0
   01/01/2014 to 04/25/2014........    13.293643         13.242017               0
MetLife Mid Cap Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     1.566577          1.661625             502
   01/01/2008 to 12/31/2008........     1.661625          1.042930             366
   01/01/2009 to 12/31/2009........     1.042930          1.407348             258
   01/01/2010 to 12/31/2010........     1.407348          1.749425             213
   01/01/2011 to 12/31/2011........     1.749425          1.688259             159
   01/01/2012 to 12/31/2012........     1.688259          1.954128             142
   01/01/2013 to 12/31/2013........     1.954128          2.560871             141
   01/01/2014 to 12/31/2014........     2.560871          2.759613             138
   01/01/2015 to 12/31/2015........     2.759613          2.651236             115
   01/01/2016 to 12/31/2016........     2.651236          3.142447              77

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     4.332252          4.486461              355
   01/01/2008 to 12/31/2008........     4.486461          2.776952              212
   01/01/2009 to 12/31/2009........     2.776952          3.449865              180
   01/01/2010 to 12/31/2010........     3.449865          3.896822              166
   01/01/2011 to 12/31/2011........     3.896822          3.907545              142
   01/01/2012 to 12/31/2012........     3.907545          4.449638              116
   01/01/2013 to 12/31/2013........     4.449638          5.781548              100
   01/01/2014 to 12/31/2014........     5.781548          6.451175               82
   01/01/2015 to 12/31/2015........     6.451175          6.422798               72
   01/01/2016 to 12/31/2016........     6.422798          7.057947               60
MFS(R) Research International Sub-Account
   01/01/2007 to 12/31/2007........     1.626745          1.818114              695
   01/01/2008 to 12/31/2008........     1.818114          1.033771              546
   01/01/2009 to 12/31/2009........     1.033771          1.341854              344
   01/01/2010 to 12/31/2010........     1.341854          1.474851              271
   01/01/2011 to 12/31/2011........     1.474851          1.299209              198
   01/01/2012 to 12/31/2012........     1.299209          1.495845              181
   01/01/2013 to 12/31/2013........     1.495845          1.759986              154
   01/01/2014 to 12/31/2014........     1.759986          1.615714              132
   01/01/2015 to 12/31/2015........     1.615714          1.565772              149
   01/01/2016 to 12/31/2016........     1.565772          1.531254              143
MFS(R) Total Return Sub-Account (Class E)
   01/01/2007 to 12/31/2007........    46.585191         47.897748              306
   01/01/2008 to 12/31/2008........    47.897748         36.731880              215
   01/01/2009 to 12/31/2009........    36.731880         42.914039              177
   01/01/2010 to 12/31/2010........    42.914039         46.538129              147
   01/01/2011 to 12/31/2011........    46.538129         46.950508              126
   01/01/2012 to 12/31/2012........    46.950508         51.606905              107
   01/01/2013 to 12/31/2013........    51.606905         60.494994               90
   01/01/2014 to 12/31/2014........    60.494994         64.743797               79
   01/01/2015 to 12/31/2015........    64.743797         63.680021               71
   01/01/2016 to 12/31/2016........    63.680021         68.500949               63
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........     3.191840          3.737850            1,618
   01/01/2014 to 12/31/2014........     3.737850          4.086321            1,371
   01/01/2015 to 12/31/2015........     4.086321          4.025433            1,206
   01/01/2016 to 12/31/2016........     4.025433          4.542983            1,140
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2007 to 12/31/2007........     3.230226          3.320480            6,236
   01/01/2008 to 12/31/2008........     3.320480          1.999940            4,115
   01/01/2009 to 12/31/2009........     1.999940          2.404152            3,374
   01/01/2010 to 12/31/2010........     2.404152          2.717356            2,757
   01/01/2011 to 12/31/2011........     2.717356          2.516118            2,199
   01/01/2012 to 12/31/2012........     2.516118          2.873558            1,831
   01/01/2013 to 04/26/2013........     2.873558          3.166688                0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........     9.998521          6.602417                0
   01/01/2009 to 12/31/2009........     6.602417          8.134815                0
   01/01/2010 to 12/31/2010........     8.134815          8.910472                0
   01/01/2011 to 12/31/2011........     8.910472          8.743155                0
   01/01/2012 to 12/31/2012........     8.743155          9.825638                0
   01/01/2013 to 04/26/2013........     9.825638         10.764812                0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2007 to 12/31/2007........     1.493445          1.415429              365
   01/01/2008 to 12/31/2008........     1.415429          0.927051              181
   01/01/2009 to 12/31/2009........     0.927051          1.103678              209
   01/01/2010 to 12/31/2010........     1.103678          1.211421              156
   01/01/2011 to 12/31/2011........     1.211421          1.204841              135
   01/01/2012 to 12/31/2012........     1.204841          1.383459              131
   01/01/2013 to 04/26/2013........     1.383459          1.569158                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........     1.295933          1.505614              159
   01/01/2011 to 12/31/2011........     1.505614          1.382641              117
   01/01/2012 to 12/31/2012........     1.382641          1.490612              110
   01/01/2013 to 12/31/2013........     1.490612          2.044522               94
   01/01/2014 to 12/31/2014........     2.044522          2.037563               71
   01/01/2015 to 12/31/2015........     2.037563          1.909271               73
   01/01/2016 to 12/31/2016........     1.909271          1.724304               56

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2007 to 12/31/2007........     1.918448          2.046087              250
   01/01/2008 to 12/31/2008........     2.046087          0.899628              183
   01/01/2009 to 12/31/2009........     0.899628          1.185187              181
   01/01/2010 to 04/30/2010........     1.185187          1.282944                0
MSCI EAFE(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.538514          1.677449              871
   01/01/2008 to 12/31/2008........     1.677449          0.956529              297
   01/01/2009 to 12/31/2009........     0.956529          1.210659              238
   01/01/2010 to 12/31/2010........     1.210659          1.288947              203
   01/01/2011 to 12/31/2011........     1.288947          1.110837              117
   01/01/2012 to 12/31/2012........     1.110837          1.293389              100
   01/01/2013 to 12/31/2013........     1.293389          1.550662               84
   01/01/2014 to 12/31/2014........     1.550662          1.433981               73
   01/01/2015 to 12/31/2015........     1.433981          1.396645               85
   01/01/2016 to 12/31/2016........     1.396645          1.391697               71
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2007 to 12/31/2007........     2.169313          2.066181            2,053
   01/01/2008 to 12/31/2008........     2.066181          1.255554            1,372
   01/01/2009 to 12/31/2009........     1.255554          1.401636            1,011
   01/01/2010 to 12/31/2010........     1.401636          1.681238              682
   01/01/2011 to 12/31/2011........     1.681238          1.754969              524
   01/01/2012 to 12/31/2012........     1.754969          1.904907              398
   01/01/2013 to 12/31/2013........     1.904907          2.603370              368
   01/01/2014 to 12/31/2014........     2.603370          2.568732              317
   01/01/2015 to 12/31/2015........     2.568732          2.549010              277
   01/01/2016 to 12/31/2016........     2.549010          2.984724              209
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........     1.639116          1.573190              222
   01/01/2008 to 12/31/2008........     1.573190          0.957591               95
   01/01/2009 to 12/31/2009........     0.957591          1.292055               73
   01/01/2010 to 12/31/2010........     1.292055          1.566132               66
   01/01/2011 to 12/31/2011........     1.566132          1.463649               59
   01/01/2012 to 12/31/2012........     1.463649          1.520243               53
   01/01/2013 to 04/26/2013........     1.520243          1.648624                0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    19.399664         20.336532               24
   01/01/2008 to 12/31/2008........    20.336532         11.925807               16
   01/01/2009 to 12/31/2009........    11.925807         16.448883               16
   01/01/2010 to 12/31/2010........    16.448883         18.813115               13
   01/01/2011 to 12/31/2011........    18.813115         17.001195               13
   01/01/2012 to 12/31/2012........    17.001195         20.323634               11
   01/01/2013 to 12/31/2013........    20.323634         25.487685                6
   01/01/2014 to 12/31/2014........    25.487685         25.684603                5
   01/01/2015 to 12/31/2015........    25.684603         26.337470                5
   01/01/2016 to 12/31/2016........    26.337470         26.044328                4
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          6.571545                1
   01/01/2009 to 12/31/2009........     6.571545          8.598370                4
   01/01/2010 to 12/31/2010........     8.598370          9.132809                4
   01/01/2011 to 12/31/2011........     9.132809          8.389136                0
   01/01/2012 to 12/31/2012........     8.389136         10.114581                0
   01/01/2013 to 04/26/2013........    10.114581         10.754565                0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2007 to 12/31/2007........    11.123317         12.158272                1
   01/01/2008 to 12/31/2008........    12.158272         11.168440               48
   01/01/2009 to 12/31/2009........    11.168440         13.007420               49
   01/01/2010 to 12/31/2010........    13.007420         13.829007               43
   01/01/2011 to 12/31/2011........    13.829007         15.164120               54
   01/01/2012 to 12/31/2012........    15.164120         16.325806               51
   01/01/2013 to 12/31/2013........    16.325806         14.612945               32
   01/01/2014 to 12/31/2014........    14.612945         14.834096               28
   01/01/2015 to 12/31/2015........    14.834096         14.180026               13
   01/01/2016 to 12/31/2016........    14.180026         14.687122               12

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
PIMCO Total Return Sub-Account
   01/01/2007 to 12/31/2007........     1.260416          1.337485            2,999
   01/01/2008 to 12/31/2008........     1.337485          1.324909            2,470
   01/01/2009 to 12/31/2009........     1.324909          1.542806            2,274
   01/01/2010 to 12/31/2010........     1.542806          1.646486            1,866
   01/01/2011 to 12/31/2011........     1.646486          1.675954            1,601
   01/01/2012 to 12/31/2012........     1.675954          1.806648            1,516
   01/01/2013 to 12/31/2013........     1.806648          1.748282            1,197
   01/01/2014 to 12/31/2014........     1.748282          1.797141              887
   01/01/2015 to 12/31/2015........     1.797141          1.773131              820
   01/01/2016 to 12/31/2016........     1.773131          1.795007              822
Russell 2000(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.846872          1.790916              439
   01/01/2008 to 12/31/2008........     1.790916          1.171912              300
   01/01/2009 to 12/31/2009........     1.171912          1.452886              211
   01/01/2010 to 12/31/2010........     1.452886          1.814392              175
   01/01/2011 to 12/31/2011........     1.814392          1.713368              140
   01/01/2012 to 12/31/2012........     1.713368          1.961596               86
   01/01/2013 to 12/31/2013........     1.961596          2.674238               90
   01/01/2014 to 12/31/2014........     2.674238          2.764531               85
   01/01/2015 to 12/31/2015........     2.764531          2.604950               67
   01/01/2016 to 12/31/2016........     2.604950          3.108757               52
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.167932         11.612201                0
   01/01/2008 to 12/31/2008........    11.612201          8.585165                0
   01/01/2009 to 12/31/2009........     8.585165         10.578000               37
   01/01/2010 to 12/31/2010........    10.578000         11.713478               37
   01/01/2011 to 12/31/2011........    11.713478         11.679350               37
   01/01/2012 to 12/31/2012........    11.679350         13.001985               51
   01/01/2013 to 12/31/2013........    13.001985         14.486441               17
   01/01/2014 to 12/31/2014........    14.486441         15.122826                2
   01/01/2015 to 12/31/2015........    15.122826         14.627128                2
   01/01/2016 to 12/31/2016........    14.627128         15.265682                3
SSGA Growth ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.422896         11.902093                0
   01/01/2008 to 12/31/2008........    11.902093          7.870891                0
   01/01/2009 to 12/31/2009........     7.870891         10.024997                4
   01/01/2010 to 12/31/2010........    10.024997         11.290529               12
   01/01/2011 to 12/31/2011........    11.290529         10.902269                9
   01/01/2012 to 12/31/2012........    10.902269         12.372127               10
   01/01/2013 to 12/31/2013........    12.372127         14.412193               10
   01/01/2014 to 12/31/2014........    14.412193         14.983765                1
   01/01/2015 to 12/31/2015........    14.983765         14.441202                1
   01/01/2016 to 12/31/2016........    14.441202         15.227706                1
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.418156          1.527073              352
   01/01/2008 to 12/31/2008........     1.527073          0.873753              412
   01/01/2009 to 12/31/2009........     0.873753          1.233030              407
   01/01/2010 to 12/31/2010........     1.233030          1.420190              350
   01/01/2011 to 12/31/2011........     1.420190          1.382477              293
   01/01/2012 to 12/31/2012........     1.382477          1.618537              276
   01/01/2013 to 12/31/2013........     1.618537          2.215908              308
   01/01/2014 to 12/31/2014........     2.215908          2.379145              339
   01/01/2015 to 12/31/2015........     2.379145          2.593998              344
   01/01/2016 to 12/31/2016........     2.593998          2.598415              326
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........     0.495094          0.642392              334
   01/01/2008 to 12/31/2008........     0.642392          0.352036              219
   01/01/2009 to 12/31/2009........     0.352036          0.552146              151
   01/01/2010 to 12/31/2010........     0.552146          0.695587              241
   01/01/2011 to 12/31/2011........     0.695587          0.618370              173
   01/01/2012 to 12/31/2012........     0.618370          0.683961              155
   01/01/2013 to 04/26/2013........     0.683961          0.715346                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........    0.844638         0.980220              2,209
   01/01/2008 to 12/31/2008........    0.980220         0.582646              1,241
   01/01/2009 to 12/31/2009........    0.582646         0.836223                901
   01/01/2010 to 12/31/2010........    0.836223         1.053407                688
   01/01/2011 to 12/31/2011........    1.053407         1.022186                590
   01/01/2012 to 12/31/2012........    1.022186         1.146390                554
   01/01/2013 to 12/31/2013........    1.146390         1.544735                459
   01/01/2014 to 12/31/2014........    1.544735         1.718709                524
   01/01/2015 to 12/31/2015........    1.718709         1.808823                505
   01/01/2016 to 12/31/2016........    1.808823         1.895491                409
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........    1.480039         1.599275                130
   01/01/2008 to 12/31/2008........    1.599275         1.004753                 88
   01/01/2009 to 12/31/2009........    1.004753         1.374260                 82
   01/01/2010 to 12/31/2010........    1.374260         1.825815                 97
   01/01/2011 to 12/31/2011........    1.825815         1.827451                 89
   01/01/2012 to 12/31/2012........    1.827451         2.089630                 97
   01/01/2013 to 12/31/2013........    2.089630         2.972263                 82
   01/01/2014 to 12/31/2014........    2.972263         3.127307                 85
   01/01/2015 to 12/31/2015........    3.127307         3.161388                 84
   01/01/2016 to 12/31/2016........    3.161388         3.477137                 67
Western Asset Management Strategic Bond Opportunities Sub-Account
   01/01/2007 to 12/31/2007........    2.138547         2.194786              6,608
   01/01/2008 to 12/31/2008........    2.194786         1.840216              4,403
   01/01/2009 to 12/31/2009........    1.840216         2.400522              3,530
   01/01/2010 to 12/31/2010........    2.400522         2.669730              2,815
   01/01/2011 to 12/31/2011........    2.669730         2.795757              2,266
   01/01/2012 to 12/31/2012........    2.795757         3.075143              1,965
   01/01/2013 to 12/31/2013........    3.075143         3.067073              1,680
   01/01/2014 to 12/31/2014........    3.067073         3.191466              1,406
   01/01/2015 to 12/31/2015........    3.191466         3.094606              1,230
   01/01/2016 to 12/31/2016........    3.094606         3.314310              1,059
Western Asset Management Strategic Bond Opportunities Sub-Account (previously Lord Abbett
Bond Debenture Sub-Account)
   01/01/2007 to 12/31/2007........    1.824279         1.917566                661
   01/01/2008 to 12/31/2008........    1.917566         1.539848                489
   01/01/2009 to 12/31/2009........    1.539848         2.077856                406
   01/01/2010 to 12/31/2010........    2.077856         2.315798                327
   01/01/2011 to 12/31/2011........    2.315798         2.386691                274
   01/01/2012 to 12/31/2012........    2.386691         2.659369                249
   01/01/2013 to 12/31/2013........    2.659369         2.833054                222
   01/01/2014 to 12/31/2014........    2.833054         2.930038                226
   01/01/2015 to 12/31/2015........    2.930038         2.827890                218
   01/01/2016 to 04/29/2016........    2.827890         2.914318                  0
Western Asset Management U.S. Government Sub-Account
   01/01/2007 to 12/31/2007........    1.674873         1.724243              3,410
   01/01/2008 to 12/31/2008........    1.724243         1.694937              2,337
   01/01/2009 to 12/31/2009........    1.694937         1.744654              2,037
   01/01/2010 to 12/31/2010........    1.744654         1.821281              1,571
   01/01/2011 to 12/31/2011........    1.821281         1.895913              1,370
   01/01/2012 to 12/31/2012........    1.895913         1.933390              1,240
   01/01/2013 to 12/31/2013........    1.933390         1.893384              1,055
   01/01/2014 to 12/31/2014........    1.893384         1.920495                987
   01/01/2015 to 12/31/2015........    1.920495         1.905574                917
   01/01/2016 to 12/31/2016........    1.905574         1.904152                847

                                                1.60% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   01/01/2007 to 12/31/2007........    15.263925         15.520310               37
   01/01/2008 to 12/31/2008........    15.520310         13.845478               33
   01/01/2009 to 12/31/2009........    13.845478         15.343360               38
   01/01/2010 to 12/31/2010........    15.343360         16.072959               25
   01/01/2011 to 12/31/2011........    16.072959         16.783999               19
   01/01/2012 to 12/31/2012........    16.783999         17.403721               18
   01/01/2013 to 12/31/2013........    17.403721         16.757799                9
   01/01/2014 to 12/31/2014........    16.757799         17.362262                6
   01/01/2015 to 12/31/2015........    17.362262         17.133526                7
   01/01/2016 to 12/31/2016........    17.133526         17.358019                6
American Funds Global Small Capitalization Sub-Account
   01/01/2007 to 12/31/2007........     2.900704          3.466071            1,153
   01/01/2008 to 12/31/2008........     3.466071          1.585284              620
   01/01/2009 to 12/31/2009........     1.585284          2.516436              538
   01/01/2010 to 12/31/2010........     2.516436          3.031619              430
   01/01/2011 to 12/31/2011........     3.031619          2.412378              321
   01/01/2012 to 12/31/2012........     2.412378          2.805424              246
   01/01/2013 to 12/31/2013........     2.805424          3.541667              224
   01/01/2014 to 12/31/2014........     3.541667          3.559431              189
   01/01/2015 to 12/31/2015........     3.559431          3.512234              159
   01/01/2016 to 12/31/2016........     3.512234          3.529014               99
American Funds Growth Sub-Account
   01/01/2007 to 12/31/2007........    15.227786         16.835174              521
   01/01/2008 to 12/31/2008........    16.835174          9.282170              370
   01/01/2009 to 12/31/2009........     9.282170         12.735065              304
   01/01/2010 to 12/31/2010........    12.735065         14.874351              201
   01/01/2011 to 12/31/2011........    14.874351         14.012637              143
   01/01/2012 to 12/31/2012........    14.012637         16.256137              125
   01/01/2013 to 12/31/2013........    16.256137         20.814004              105
   01/01/2014 to 12/31/2014........    20.814004         22.226580               87
   01/01/2015 to 12/31/2015........    22.226580         23.373902               78
   01/01/2016 to 12/31/2016........    23.373902         25.185386               61
American Funds Growth-Income Sub-Account
   01/01/2007 to 12/31/2007........    11.069431         11.442093              647
   01/01/2008 to 12/31/2008........    11.442093          6.998060              462
   01/01/2009 to 12/31/2009........     6.998060          9.038552              299
   01/01/2010 to 12/31/2010........     9.038552          9.911591              199
   01/01/2011 to 12/31/2011........     9.911591          9.576075              158
   01/01/2012 to 12/31/2012........     9.576075         11.070735              139
   01/01/2013 to 12/31/2013........    11.070735         14.544951              137
   01/01/2014 to 12/31/2014........    14.544951         15.836328              121
   01/01/2015 to 12/31/2015........    15.836328         15.811666              104
   01/01/2016 to 12/31/2016........    15.811666         17.353479               70


DISCONTINUED ELIGIBLE FUNDS

     Effective as of May 1, 2016:

     Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

     Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio;

     Metropolitan Series Fund: WMC Balanced Portfolio was renamed
Met/Wellington Balanced Portfolio;

     Metropolitan Series Fund: WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and

     Metropolitan Series Fund: WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     Effective as of May 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series
Trust: ClearBridge Aggressive Growth Portfolio (Class A); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                             AMERICAN GROWTH SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                  MAY 1, 2017


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2017 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

                               TABLE OF CONTENTS





                                                                        PAGE
                                                                      ------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-4
CUSTODIAN..........................................................   II-4
INVESTMENT ADVICE..................................................   II-4
DISTRIBUTION OF THE CONTRACTS......................................   II-8
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   7-Day Yield.....................................................   II-9
   Other Subaccount Yields.........................................   II-10
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...............   II-13
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................   II-14
THE FIXED ACCOUNT..................................................   II-14
TAX STATUS OF THE CONTRACTS........................................   II-15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-16
LEGAL MATTERS......................................................   II-16
FINANCIAL STATEMENTS...............................................   II-17

                      THE COMPANY AND THE VARIABLE ACCOUNT


     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.

     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states, and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to The Commonwealth of Massachusetts. The Company currently is a wholly-owned subsidiary of MetLife, Inc. (MetLife), a publicly traded company. (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the "SEC") in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including NELICO, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

     Following the Distribution, if it occurs, NELICO will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. NELCIO will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the NELCIO's financial strength and claims-paying ability.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund ("Metropolitan Fund")), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC ("MetLife Advisers")) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I and Brighthouse Funds Trust II respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse".

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money

Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.


     Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.


     Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.


     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II merged into ClearBridge Aggressive Growth Portfolio.

     Effective April 28, 2014, MetLife Growth Strategy Portfolio merged into MetLife Asset Allocation 80 Portfolio.


     Effective May, 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).



                         DISTRIBUTION OF THE CONTRACTS


     Currently the Contracts are not available for new sales.

     Brighthouse Securities, LLC ("Distributor") serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



     MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:




                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2016..........$5,988,639         $0
   2015..........$2,491,724         $0
   2014..........$8,042,529         $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN



     We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.


     Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


     Certain portfolios of the Brighthouse Funds Trust II and Brighthouse Funds Trust I have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Subaccount in advertising and sales literature, including our website.



                             CALCULATION OF YIELDS


7-DAY YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


     The current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.


     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:
                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)


     Where:


     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Subaccount's units.


     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.



                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.


     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.


     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.


     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.


     The illustrations reflect the daily charge to the subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain Subaccounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."


     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                               THE FIXED ACCOUNT


     Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.


     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-- existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the subaccounts in the same proportions in which the loan was attributable to the subaccounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.


     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

     The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS
                                                AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS        AMERICAN FUNDS
                                                     BOND             CAPITALIZATION             GROWTH             GROWTH-INCOME
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $         27,903,137   $        90,532,198   $        287,740,656   $       182,982,230
   Due from New England Life
     Insurance Company.....................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................            27,903,137            90,532,198            287,740,656           182,982,230
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   125                   157                    165                   151
   Due to New England Life
     Insurance Company.....................                     4                     1                      7                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   129                   158                    172                   151
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $         27,903,008   $        90,532,040   $        287,740,484   $       182,982,079
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         27,903,008   $        90,239,360   $        287,164,240   $       182,453,353
   Net assets from contracts in payout.....                    --               292,680                576,244               528,726
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $         27,903,008   $        90,532,040   $        287,740,484   $       182,982,079
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                        MIST
                                                 MIST AB           ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                             GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                               ALLOCATION         MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,255,296  $            302,117  $        156,219,013  $        317,698,403
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             4,255,296               302,117           156,219,013           317,698,403
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    65                    69                   114                    53
   Due to New England Life
     Insurance Company..................                     2                    --                     2                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    67                    69                   116                    58
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          4,255,229  $            302,048  $        156,218,897  $        317,698,345
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,255,229  $            302,048  $        156,205,502  $        317,698,345
   Net assets from contracts in payout..                    --                    --                13,395                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          4,255,229  $            302,048  $        156,218,897  $        317,698,345
                                          ====================  ====================  ====================  ====================


                                              MIST AMERICAN                              MIST BLACKROCK
                                             FUNDS MODERATE        MIST AQR GLOBAL       GLOBAL TACTICAL        MIST CLARION
                                               ALLOCATION           RISK BALANCED          STRATEGIES        GLOBAL REAL ESTATE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        116,222,062  $          7,584,764  $          7,344,911  $         47,891,940
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           116,222,062             7,584,764             7,344,911            47,891,940
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                    92                    77                    85
   Due to New England Life
     Insurance Company..................                    --                     1                     3                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    84                    93                    80                    90
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
                                          ====================  ====================  ====================  ====================


                                                                     MIST HARRIS
                                            MIST CLEARBRIDGE           OAKMARK
                                            AGGRESSIVE GROWTH       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         64,062,602  $        101,558,688
   Due from New England Life
     Insurance Company..................                    --                     6
                                          --------------------  --------------------
        Total Assets....................            64,062,602           101,558,694
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   242                   211
   Due to New England Life
     Insurance Company..................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                   244                   211
                                          --------------------  --------------------

NET ASSETS..............................  $         64,062,358  $        101,558,483
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         63,809,538  $        101,179,884
   Net assets from contracts in payout..               252,820               378,599
                                          --------------------  --------------------
        Total Net Assets................  $         64,062,358  $        101,558,483
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              MIST INVESCO                                                      MIST JPMORGAN
                                              BALANCED-RISK         MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE
                                               ALLOCATION           MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,845,078  $         52,599,822  $          9,270,743  $          4,783,757
   Due from New England Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,845,078            52,599,822             9,270,744             4,783,757
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    60                   204                   209                    95
   Due to New England Life
     Insurance Company..................                     3                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    63                   205                   209                    96
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,845,015  $         52,599,617  $          9,270,535  $          4,783,661
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,845,015  $         52,088,130  $          9,254,096  $          4,783,661
   Net assets from contracts in payout..                    --               511,487                16,439                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,845,015  $         52,599,617  $          9,270,535  $          4,783,661
                                          ====================  ====================  ====================  ====================


                                                                  MIST MET/FRANKLIN           MIST
                                           MIST LOOMIS SAYLES       LOW DURATION         MET/WELLINGTON         MIST METLIFE
                                             GLOBAL MARKETS         TOTAL RETURN       LARGE CAP RESEARCH   ASSET ALLOCATION 100
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,083,991  $          9,144,190  $         14,302,850  $         22,352,218
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             7,083,991             9,144,190            14,302,850            22,352,218
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   104                    93                   144                   156
   Due to New England Life
     Insurance Company..................                     1                    --                     5                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   105                    93                   149                   160
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          7,083,886  $          9,144,097  $         14,302,701  $         22,352,058
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,042,904  $          9,140,743  $         14,273,957  $         22,352,058
   Net assets from contracts in payout..                40,982                 3,354                28,744                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          7,083,886  $          9,144,097  $         14,302,701  $         22,352,058
                                          ====================  ====================  ====================  ====================


                                                                        MIST
                                              MIST METLIFE       METLIFE MULTI-INDEX
                                              BALANCED PLUS         TARGETED RISK
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,452,102  $          4,029,229
   Due from New England Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,452,102             4,029,229
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                    72
   Due to New England Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                    62                    72
                                          --------------------  --------------------

NET ASSETS..............................  $         19,452,040  $          4,029,157
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,427,980  $          4,029,157
   Net assets from contracts in payout..                24,060                    --
                                          --------------------  --------------------
        Total Net Assets................  $         19,452,040  $          4,029,157
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                        MIST                                       MIST
                                             MIST MFS RESEARCH     MORGAN STANLEY       MIST OPPENHEIMER      PANAGORA GLOBAL
                                               INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        44,976,044  $        10,900,427  $        24,204,037  $         2,093,174
   Due from New England Life
     Insurance Company....................                    3                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           44,976,047           10,900,429           24,204,037            2,093,174
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  144                  141                  132                   64
   Due to New England Life
     Insurance Company....................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  144                  141                  133                   64
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        44,975,903  $        10,900,288  $        24,203,904  $         2,093,110
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        44,909,689  $        10,891,366  $        24,202,691  $         2,093,110
   Net assets from contracts in payout....               66,214                8,922                1,213                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        44,975,903  $        10,900,288  $        24,203,904  $         2,093,110
                                            ===================  ===================  ===================  ===================


                                                MIST PIMCO
                                                 INFLATION           MIST PIMCO           MIST PYRAMIS         MIST PYRAMIS
                                              PROTECTED BOND        TOTAL RETURN        GOVERNMENT INCOME      MANAGED RISK
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        41,977,539  $       168,834,940  $         2,449,446  $         2,220,321
   Due from New England Life
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           41,977,539          168,834,940            2,449,446            2,220,321
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  114                  253                   57                   82
   Due to New England Life
     Insurance Company....................                    4                    2                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  118                  255                   59                   82
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        41,977,421  $       168,834,685  $         2,449,387  $         2,220,239
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        41,947,629  $       168,483,993  $         2,449,387  $         2,220,239
   Net assets from contracts in payout....               29,792              350,692                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        41,977,421  $       168,834,685  $         2,449,387  $         2,220,239
                                            ===================  ===================  ===================  ===================



                                               MIST SCHRODERS      MIST SSGA GROWTH
                                             GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $          3,382,243  $        57,448,968
   Due from New England Life
     Insurance Company....................                    --                   --
                                            --------------------  -------------------
       Total Assets.......................             3,382,243           57,448,968
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    73                  119
   Due to New England Life
     Insurance Company....................                     2                    1
                                            --------------------  -------------------
       Total Liabilities..................                    75                  120
                                            --------------------  -------------------

NET ASSETS................................  $          3,382,168  $        57,448,848
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          3,382,168  $        57,448,848
   Net assets from contracts in payout....                    --                   --
                                            --------------------  -------------------
       Total Net Assets...................  $          3,382,168  $        57,448,848
                                            ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                MIST SSGA       MIST T. ROWE PRICE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                               GROWTH ETF         MID CAP GROWTH      INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         44,547,141  $        73,965,842  $        34,962,389   $         47,527,184
   Due from New England Life
     Insurance Company..................                    --                   --                   --                     --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................            44,547,141           73,965,842           34,962,389             47,527,184
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   101                  180                  283                    233
   Due to New England Life
     Insurance Company..................                     4                    4                   --                      6
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   105                  184                  283                    239
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         44,547,036  $        73,965,658  $        34,962,106   $         47,526,945
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,505,952  $        73,800,566  $        34,754,305   $         47,288,327
   Net assets from contracts in payout..                41,084              165,092              207,801                238,618
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $         44,547,036  $        73,965,658  $        34,962,106   $         47,526,945
                                          ====================  ===================  ====================  ====================


                                                                                                              MSF BLACKROCK
                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK          ULTRA-SHORT
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE          TERM BOND
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        76,990,939  $        61,053,818   $        34,659,930  $        32,813,525
   Due from New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           76,990,939           61,053,818            34,659,930           32,813,525
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  243                  267                   258                  187
   Due to New England Life
     Insurance Company..................                    6                    2                     6                    2
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  249                  269                   264                  189
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        76,990,690  $        61,053,549   $        34,659,666  $        32,813,336
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        75,899,419  $        59,747,538   $        34,366,891  $        32,269,990
   Net assets from contracts in payout..            1,091,271            1,306,011               292,775              543,346
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        76,990,690  $        61,053,549   $        34,659,666  $        32,813,336
                                          ===================  ====================  ===================  ===================



                                              MSF FRONTIER              MSF
                                             MID CAP GROWTH       JENNISON GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         10,585,487  $        18,435,819
   Due from New England Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            10,585,487           18,435,819
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   152                  280
   Due to New England Life
     Insurance Company..................                     4                    4
                                          --------------------  -------------------
       Total Liabilities................                   156                  284
                                          --------------------  -------------------

NET ASSETS..............................  $         10,585,331  $        18,435,535
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         10,585,331  $        18,350,399
   Net assets from contracts in payout..                    --               85,136
                                          --------------------  -------------------
       Total Net Assets.................  $         10,585,331  $        18,435,535
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN     MSF MET/WELLINGTON
                                             SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE           BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         77,232,004  $         20,776,804  $        100,498,250  $         10,594,057
   Due from New England Life
     Insurance Company..................                     1                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            77,232,005            20,776,804           100,498,251            10,594,057
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   270                   185                   258                    89
   Due to New England Life
     Insurance Company..................                    --                    --                    --                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   270                   185                   258                    92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         77,231,735  $         20,776,619  $        100,497,993  $         10,593,965
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         76,081,892  $         20,687,940  $         99,429,107  $         10,593,965
   Net assets from contracts in payout..             1,149,843                88,679             1,068,886                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         77,231,735  $         20,776,619  $        100,497,993  $         10,593,965
                                          ====================  ====================  ====================  ====================


                                           MSF MET/WELLINGTON
                                               CORE EQUITY           MSF METLIFE          MSF METLIFE            MSF METLIFE
                                              OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40    ASSET ALLOCATION 60
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        216,138,340  $         55,259,706  $        115,390,011  $       421,701,114
   Due from New England Life
     Insurance Company..................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           216,138,340            55,259,706           115,390,011          421,701,114
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   200                   107                    45                   58
   Due to New England Life
     Insurance Company..................                     9                     2                    --                    2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   209                   109                    45                   60
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        216,138,131  $         55,259,597  $        115,389,966  $       421,701,054
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        213,760,135  $         55,259,597  $        115,389,966  $       421,701,054
   Net assets from contracts in payout..             2,377,996                    --                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        216,138,131  $         55,259,597  $        115,389,966  $       421,701,054
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       607,345,207   $        43,844,692
   Due from New England Life
     Insurance Company..................                    5                    --
                                          --------------------  --------------------
        Total Assets....................          607,345,212            43,844,692
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   48                   174
   Due to New England Life
     Insurance Company..................                   --                     7
                                          --------------------  --------------------
        Total Liabilities...............                   48                   181
                                          --------------------  --------------------

NET ASSETS..............................  $       607,345,164   $        43,844,511
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       607,345,164   $        43,627,008
   Net assets from contracts in payout..                   --               217,503
                                          --------------------  --------------------
        Total Net Assets................  $       607,345,164   $        43,844,511
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016



                                               MSF METLIFE         MSF MFS TOTAL                               MSF MSCI
                                               STOCK INDEX            RETURN            MSF MFS VALUE         EAFE INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,461,369  $         41,534,357  $        83,454,958  $        33,566,459
   Due from New England Life
     Insurance Company..................                   --                    --                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           66,461,369            41,534,357           83,454,965           33,566,459
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  173                   244                  351                  222
   Due to New England Life
     Insurance Company..................                    2                     6                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  175                   250                  351                  222
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        66,461,194  $         41,534,107  $        83,454,614  $        33,566,237
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,123,762  $         41,059,805  $        81,804,848  $        33,393,384
   Net assets from contracts in payout..              337,432               474,302            1,649,766              172,853
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        66,461,194  $         41,534,107  $        83,454,614  $        33,566,237
                                          ===================  ====================  ===================  ===================


                                             MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                            BERMAN GENESIS             INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        84,216,821  $        40,052,046  $         62,795,329  $        28,266,296
   Due from New England Life
     Insurance Company..................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           84,216,822           40,052,048            62,795,329           28,266,296
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  196                  185                   106                  117
   Due to New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  196                  185                   106                  117
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        84,216,626  $        40,051,863  $         62,795,223  $        28,266,179
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        83,737,879  $        39,553,665  $         62,481,126  $        28,248,115
   Net assets from contracts in payout..              478,747              498,198               314,097               18,064
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        84,216,626  $        40,051,863  $         62,795,223  $        28,266,179
                                          ===================  ===================  ====================  ===================

                                            MSF WESTERN ASSET     MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC       MANAGEMENT
                                           BOND OPPORTUNITIES      U.S. GOVERNMENT
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       133,278,241   $         49,016,730
   Due from New England Life
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................          133,278,241             49,016,730
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  456                    296
   Due to New England Life
     Insurance Company..................                    7                      5
                                          --------------------  --------------------
       Total Liabilities................                  463                    301
                                          --------------------  --------------------

NET ASSETS..............................  $       133,277,778   $         49,016,429
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       132,381,702   $         48,189,716
   Net assets from contracts in payout..              896,076                826,713
                                          --------------------  --------------------
       Total Net Assets.................  $       133,277,778   $         49,016,429
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                     AMERICAN FUNDS
                                               AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                    BOND             CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           486,262  $            225,749  $          2,177,425  $         2,616,866
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              456,561             1,416,606             4,359,147            2,759,316
      Administrative charges...............                  622                 2,865                10,012                7,648
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              457,183             1,419,471             4,369,159            2,766,964
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               29,079           (1,193,722)           (2,191,734)            (150,098)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              104,360            17,438,299            26,077,002           20,095,495
      Realized gains (losses) on sale of
        investments........................             (28,653)              (82,066)             7,060,079            3,958,768
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               75,707            17,356,233            33,137,081           24,054,263
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              368,135          (15,810,219)           (9,622,958)          (7,107,948)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              443,842             1,546,014            23,514,123           16,946,315
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           472,921  $            352,292  $         21,322,389  $        16,796,217
                                             ===================  ====================  ====================  ===================


                                                                          MIST
                                                    MIST AB          ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                                GLOBAL DYNAMIC      INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                                  ALLOCATION        MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             70,281  $               159  $          2,526,943  $         4,127,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                57,031                4,197             1,967,165            3,916,751
      Administrative charges...............                    --                   --                   484                   70
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                57,031                4,197             1,967,649            3,916,821
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                13,250              (4,038)               559,294              210,954
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                45,292                   --            13,152,282           32,144,640
      Realized gains (losses) on sale of
        investments........................                 4,255              (1,522)             1,785,773            2,083,346
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                49,547              (1,522)            14,938,055           34,227,986
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                34,999                9,819           (5,770,619)         (11,529,526)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                84,546                8,297             9,167,436           22,698,460
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             97,796  $             4,259  $          9,726,730  $        22,909,414
                                             ====================  ===================  ====================  ===================



                                                MIST AMERICAN
                                               FUNDS MODERATE        MIST AQR GLOBAL
                                                 ALLOCATION           RISK BALANCED
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,278,171  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,472,524                96,130
      Administrative charges...............                  366                    --
                                             -------------------  --------------------
        Total expenses.....................            1,472,890                96,130
                                             -------------------  --------------------
           Net investment income (loss)....              805,281              (96,130)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,738,735                    --
      Realized gains (losses) on sale of
        investments........................            1,129,019             (435,810)
                                             -------------------  --------------------
           Net realized gains (losses).....            8,867,754             (435,810)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,121,735)             1,107,517
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,746,019               671,707
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,551,300  $            575,577
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST BLACKROCK                                                      MIST HARRIS
                                                 GLOBAL TACTICAL        MIST CLARION        MIST CLEARBRIDGE           OAKMARK
                                                   STRATEGIES        GLOBAL REAL ESTATE     AGGRESSIVE GROWTH       INTERNATIONAL
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            110,515  $          1,081,589  $            295,653  $          2,105,428
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                96,376               655,968               851,707             1,232,936
      Administrative charges................                    --                 1,069                 4,727                 4,598
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                96,376               657,037               856,434             1,237,534
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                14,139               424,552             (560,781)               867,894
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               623,098                    --                    --             6,654,757
      Realized gains (losses) on sale of
        investments.........................              (63,737)             (559,695)             2,159,144           (2,362,876)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               559,361             (559,695)             2,159,144             4,291,881
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (333,371)               107,202             (962,910)             1,299,870
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               225,990             (452,493)             1,196,234             5,591,751
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            240,129  $           (27,941)  $            635,453  $          6,459,645
                                              ====================  ====================  ====================  ====================


                                                  MIST INVESCO                                                     MIST JPMORGAN
                                                  BALANCED-RISK        MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE
                                                   ALLOCATION          MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $              7,325  $            317,427  $                --  $           107,110
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                60,886               641,483              116,469               63,738
      Administrative charges................                    --                 2,340                  150                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                60,886               643,823              116,619               63,738
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....              (53,561)             (326,396)            (116,619)               43,372
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,445,045            1,730,724               85,868
      Realized gains (losses) on sale of
        investments.........................              (33,235)               (5,663)            (250,837)              (4,267)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......              (33,235)             2,439,382            1,479,887               81,601
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               538,319             4,559,635            (510,491)             (30,867)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               505,084             6,999,017              969,396               50,734
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            451,523  $          6,672,621  $           852,777  $            94,106
                                              ====================  ====================  ===================  ===================


                                                                     MIST MET/FRANKLIN
                                               MIST LOOMIS SAYLES      LOW DURATION
                                                 GLOBAL MARKETS        TOTAL RETURN
                                                   SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           114,836  $           263,352
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................               91,300              111,351
      Administrative charges................                  262                   97
                                              -------------------  -------------------
        Total expenses......................               91,562              111,448
                                              -------------------  -------------------
           Net investment income (loss).....               23,274              151,904
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              219,686                   --
      Realized gains (losses) on sale of
        investments.........................               86,460             (98,857)
                                              -------------------  -------------------
           Net realized gains (losses)......              306,146             (98,857)
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (88,883)              102,812
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              217,263                3,955
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           240,537  $           155,859
                                              ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    MIST                                                             MIST
                                               MET/WELLINGTON         MIST METLIFE         MIST METLIFE       METLIFE MULTI-INDEX
                                             LARGE CAP RESEARCH   ASSET ALLOCATION 100     BALANCED PLUS         TARGETED RISK
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           312,678  $            549,510  $           508,845  $             57,883
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              169,234               295,282              245,683                60,233
      Administrative charges...............                  430                   374                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              169,664               295,656              245,683                60,233
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              143,014               253,854              263,162               (2,350)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              956,486             3,134,881              196,972                    --
      Realized gains (losses) on sale of
        investments........................              391,265               178,405            (168,730)                33,577
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            1,347,751             3,313,286               28,242                33,577
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (536,594)           (1,832,971)              914,757               157,942
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              811,157             1,480,315              942,999               191,519
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           954,171  $          1,734,169  $         1,206,161  $            189,169
                                             ===================  ====================  ===================  ====================


                                                                           MIST                                      MIST
                                               MIST MFS RESEARCH      MORGAN STANLEY     MIST OPPENHEIMER       PANAGORA GLOBAL
                                                 INTERNATIONAL        MID CAP GROWTH       GLOBAL EQUITY       DIVERSIFIED RISK
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            939,303  $                --  $           215,647  $             34,477
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               589,074              147,290              284,720                13,018
      Administrative charges...............                 1,161                  769                  297                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               590,235              148,059              285,017                13,018
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               349,068            (148,059)             (69,370)                21,459
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            1,183,607                38,003
      Realized gains (losses) on sale of
        investments........................             (560,361)              413,535              278,038               (3,559)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (560,361)              413,535            1,461,645                34,444
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (864,311)          (1,474,185)          (1,520,512)              (99,362)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,424,672)          (1,060,650)             (58,867)              (64,918)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,075,604)  $       (1,208,709)  $         (128,237)  $           (43,459)
                                             ====================  ===================  ===================  ====================


                                                  MIST PIMCO
                                                   INFLATION           MIST PIMCO
                                                PROTECTED BOND        TOTAL RETURN
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $          4,601,626
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              556,569             2,282,145
      Administrative charges...............                  827                 6,844
                                             -------------------  --------------------
        Total expenses.....................              557,396             2,288,989
                                             -------------------  --------------------
           Net investment income (loss)....            (557,396)             2,312,637
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,005,408)             (715,151)
                                             -------------------  --------------------
           Net realized gains (losses).....          (1,005,408)             (715,151)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            3,160,787             1,017,710
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,155,379               302,559
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,597,983  $          2,615,196
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                               GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            56,017  $             16,765  $            45,325  $         1,408,713
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               34,940                28,281               40,965              736,291
      Administrative charges...............                   --                    --                   --                  183
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               34,940                28,281               40,965              736,474
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               21,077              (11,516)                4,360              672,239
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 5,656               44,206            3,418,202
      Realized gains (losses) on sale of
        investments........................               14,565                   665                8,400               37,355
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               14,565                 6,321               52,606            3,455,557
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (19,038)                81,298               75,229          (1,505,876)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,473)                87,619              127,835            1,949,681
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            16,604  $             76,103  $           132,195  $         2,621,920
                                             ===================  ====================  ===================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                 GROWTH ETF         MID CAP GROWTH      INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $           981,030  $                --  $           530,095    $         1,289,983
                                             -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              559,124              958,256              456,702                637,870
      Administrative charges...............                  309                5,033                5,697                  1,880
                                             -------------------  -------------------  --------------------  ---------------------
        Total expenses.....................              559,433              963,289              462,399                639,750
                                             -------------------  -------------------  --------------------  ---------------------
          Net investment income (loss).....              421,597            (963,289)               67,696                650,233
                                             -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,943,089           11,752,886                   --                     --
      Realized gains (losses) on sale of
        investments........................            (166,077)            1,055,557            (419,438)                145,517
                                             -------------------  -------------------  --------------------  ---------------------
          Net realized gains (losses)......            2,777,012           12,808,443            (419,438)                145,517
                                             -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            (652,744)          (8,311,355)            1,761,928              (287,260)
                                             -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,124,268            4,497,088            1,342,490              (141,743)
                                             -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,545,865  $         3,533,799  $         1,410,186    $           508,490
                                             ===================  ===================  ====================  =====================


                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,455,777  $                --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,033,714              800,823
      Administrative charges...............               11,856               30,471
                                             -------------------  --------------------
        Total expenses.....................            1,045,570              831,294
                                             -------------------  --------------------
          Net investment income (loss).....            1,410,207            (831,294)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,706,340
      Realized gains (losses) on sale of
        investments........................             (99,229)            1,760,110
                                             -------------------  --------------------
          Net realized gains (losses)......             (99,229)            7,466,450
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               99,714          (7,634,285)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  485            (167,835)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,410,692  $         (999,129)
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                      MSF BLACKROCK
                                                MSF BLACKROCK          ULTRA-SHORT        MSF FRONTIER               MSF
                                               LARGE CAP VALUE          TERM BOND        MID CAP GROWTH        JENNISON GROWTH
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           484,328  $             2,221  $                --  $            13,513
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              426,488              457,182              138,413              245,465
      Administrative charges...............                  519                3,117                  171                1,677
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              427,007              460,299              138,584              247,142
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               57,321            (458,078)            (138,584)            (233,629)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,594,671                  711            1,391,954            2,546,102
      Realized gains (losses) on sale of
        investments........................          (1,538,263)                3,153              247,591              155,276
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            1,056,408                3,864            1,639,545            2,701,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,058,072               40,239          (1,089,614)          (2,825,896)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,114,480               44,103              549,931            (124,518)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,171,801  $         (413,975)  $           411,347  $         (358,147)
                                             ===================  ===================  ===================  ===================



                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN    MSF MET/WELLINGTON
                                                SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE          BALANCED
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            126,377  $                --  $            911,512  $           209,366
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               920,400              258,931             1,224,396              115,368
      Administrative charges...............                21,765                  851                14,362                  132
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               942,165              259,782             1,238,758              115,500
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (815,788)            (259,782)             (327,246)               93,866
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,771,176            2,405,725            10,783,320              390,523
      Realized gains (losses) on sale of
        investments........................               735,752              273,541               229,336               41,955
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             7,506,928            2,679,266            11,012,656              432,478
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             5,158,403          (1,560,293)             7,920,455             (51,880)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,665,331            1,118,973            18,933,111              380,598
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,849,543  $           859,191  $         18,605,865  $           474,464
                                             ====================  ===================  ====================  ===================


                                              MSF MET/WELLINGTON
                                                  CORE EQUITY           MSF METLIFE
                                                 OPPORTUNITIES      ASSET ALLOCATION 20
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,293,289  $         1,866,209
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             2,845,917              750,538
      Administrative charges...............                39,070                  760
                                             --------------------  --------------------
        Total expenses.....................             2,884,987              751,298
                                             --------------------  --------------------
           Net investment income (loss)....               408,302            1,114,911
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,068,896            1,933,787
      Realized gains (losses) on sale of
        investments........................             (389,590)            (265,500)
                                             --------------------  --------------------
           Net realized gains (losses).....             9,679,306            1,668,287
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             2,430,367            (927,704)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,109,673              740,583
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         12,517,975  $         1,855,494
                                             ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,195,762  $         13,560,690  $        17,850,708  $            422,008
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,514,237             5,477,827            7,686,020               509,651
      Administrative charges...............                1,667                 3,192                2,638                 1,596
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,515,904             5,481,019            7,688,658               511,247
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,679,858             8,079,671           10,162,050              (89,239)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,723,347            39,118,683           72,261,039             3,167,302
      Realized gains (losses) on sale of
        investments........................              630,988             3,598,525            7,445,435             1,266,733
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            8,354,335            42,717,208           79,706,474             4,434,035
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,574,539)          (27,130,980)         (50,391,148)             2,700,078
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,779,796            15,586,228           29,315,326             7,134,113
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,459,654  $         23,665,899  $        39,477,376  $          7,044,874
                                             ===================  ====================  ===================  ====================


                                                  MSF METLIFE          MSF MFS TOTAL                               MSF MSCI
                                                  STOCK INDEX             RETURN           MSF MFS VALUE          EAFE INDEX
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,175,480  $         1,117,587  $         1,703,056  $           819,182
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               818,405              531,749            1,032,390              423,583
      Administrative charges...............                 3,406               11,360               14,115                1,097
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               821,811              543,109            1,046,505              424,680
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               353,669              574,478              656,551              394,502
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,945,387            1,735,721            7,395,695                   --
      Realized gains (losses) on sale of
        investments........................             2,646,991            1,018,060            (136,909)            (102,256)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....             5,592,378            2,753,781            7,258,786            (102,256)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               158,899            (324,863)            1,827,673            (457,434)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             5,751,277            2,428,918            9,086,459            (559,690)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          6,104,946  $         3,003,396  $         9,743,010  $         (165,188)
                                             ====================  ===================  ===================  ===================


                                                MSF NEUBERGER       MSF RUSSELL 2000
                                               BERMAN GENESIS             INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           231,179  $            414,220
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,012,049               451,260
      Administrative charges...............                5,729                 1,796
                                             -------------------  --------------------
        Total expenses.....................            1,017,778               453,056
                                             -------------------  --------------------
           Net investment income (loss)....            (786,599)              (38,836)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,136,502
      Realized gains (losses) on sale of
        investments........................            2,429,630             1,271,847
                                             -------------------  --------------------
           Net realized gains (losses).....            2,429,630             3,408,349
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           11,013,678             3,083,249
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,443,308             6,491,598
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,656,709  $          6,452,762
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                          MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC      MANAGEMENT
                                              LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $              9,048  $          2,123,863  $         1,261,483
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              803,882               342,349             1,505,321              662,446
      Administrative charges...............                2,419                   686                10,539                5,338
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              806,301               343,035             1,515,860              667,784
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (806,301)             (333,987)               608,003              593,699
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,070,665             3,632,011                    --                   --
      Realized gains (losses) on sale of
        investments........................            1,035,030               530,950               609,408             (75,167)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            9,105,695             4,162,961               609,408             (75,167)
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,169,460)           (1,091,876)             6,266,404            (534,981)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              936,235             3,071,085             6,875,812            (610,148)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           129,934  $          2,737,098  $          7,483,815  $          (16,449)
                                             ===================  ====================  ====================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015




                                               AMERICAN FUNDS                     AMERICAN FUNDS
                                                    BOND                    GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015            2016              2015
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         29,079  $        18,663  $   (1,193,722)  $    (1,731,951)
   Net realized gains (losses)......            75,707          632,991       17,356,233        12,543,069
   Change in unrealized gains
     (losses) on investments........           368,135      (1,058,255)     (15,810,219)      (10,977,651)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           472,921        (406,601)          352,292         (166,533)
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           175,396          243,238        1,097,506         1,216,322
   Net transfers (including fixed
     account).......................           346,126        (384,586)        (801,391)       (2,126,016)
   Contract charges.................         (217,726)        (224,183)        (543,600)         (592,755)
   Transfers for contract benefits
     and terminations...............       (4,110,813)      (4,067,079)      (9,867,178)      (13,712,354)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,807,017)      (4,432,610)     (10,114,663)      (15,214,803)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (3,334,096)      (4,839,211)      (9,762,371)      (15,381,336)
NET ASSETS:
   Beginning of year................        31,237,104       36,076,315      100,294,411       115,675,747
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     27,903,008  $    31,237,104  $    90,532,040  $    100,294,411
                                      ================  ===============  ===============  ================



                                               AMERICAN FUNDS                    AMERICAN FUNDS
                                                   GROWTH                         GROWTH-INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2016            2015             2016              2015
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,191,734)  $   (3,115,664)  $     (150,098)  $      (567,009)
   Net realized gains (losses)......       33,137,081       84,958,597       24,054,263        39,111,771
   Change in unrealized gains
     (losses) on investments........      (9,622,958)     (64,250,259)      (7,107,948)      (38,191,659)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       21,322,389       17,592,674       16,796,217           353,103
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,103,001        3,516,619        2,031,533         2,050,439
   Net transfers (including fixed
     account).......................      (9,050,516)     (12,288,852)      (2,327,028)       (3,607,450)
   Contract charges.................      (1,604,772)      (1,671,408)        (920,392)         (962,020)
   Transfers for contract benefits
     and terminations...............     (33,520,223)     (42,480,004)     (21,636,639)      (26,746,680)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (41,072,510)     (52,923,645)     (22,852,526)      (29,265,711)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (19,750,121)     (35,330,971)      (6,056,309)      (28,912,608)
NET ASSETS:
   Beginning of year................      307,490,605      342,821,576      189,038,388       217,950,996
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   287,740,484  $   307,490,605  $   182,982,079  $    189,038,388
                                      ===============  ===============  ===============  ================

                                                                                       MIST
                                                                                  ALLIANZ GLOBAL
                                                   MIST AB                       INVESTORS DYNAMIC
                                          GLOBAL DYNAMIC ALLOCATION              MULTI-ASSET PLUS
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,250  $         81,987  $       (4,038)  $             50
   Net realized gains (losses)......           49,547           228,193          (1,522)               936
   Change in unrealized gains
     (losses) on investments........           34,999         (334,200)            9,819          (12,216)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           97,796          (24,020)            4,259          (11,230)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           41,171            14,911               --                --
   Net transfers (including fixed
     account).......................         (51,963)         1,070,170           11,688           252,618
   Contract charges.................         (38,933)          (33,599)          (2,823)           (3,391)
   Transfers for contract benefits
     and terminations...............        (235,640)         (823,489)         (24,905)          (22,219)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (285,365)           227,993         (16,040)           227,008
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (187,569)           203,973         (11,781)           215,778
NET ASSETS:
   Beginning of year................        4,442,798         4,238,825          313,829            98,051
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $     4,255,229  $      4,442,798  $       302,048  $        313,829
                                      ===============  ================  ===============  ================



                                             MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       559,294  $        231,341
   Net realized gains (losses)......       14,938,055        12,928,972
   Change in unrealized gains
     (losses) on investments........      (5,770,619)      (16,308,122)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        9,726,730       (3,147,809)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          854,473         2,855,601
   Net transfers (including fixed
     account).......................        2,316,902       (3,539,098)
   Contract charges.................      (1,632,073)       (1,625,019)
   Transfers for contract benefits
     and terminations...............     (14,175,682)      (15,266,296)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,636,380)      (17,574,812)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,909,650)      (20,722,621)
NET ASSETS:
   Beginning of year................      159,128,547       179,851,168
                                      ---------------  ----------------
   End of year......................  $   156,218,897  $    159,128,547
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       210,954  $        172,711  $       805,281  $       330,065
   Net realized gains (losses)......       34,227,986        26,610,713        8,867,754        7,954,683
   Change in unrealized gains
     (losses) on investments........     (11,529,526)      (32,957,382)      (3,121,735)     (10,693,591)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,909,414       (6,173,958)        6,551,300      (2,408,843)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,105,551         5,120,947        2,291,814        1,145,804
   Net transfers (including fixed
     account).......................      (2,358,813)         2,524,835      (1,831,227)      (1,778,350)
   Contract charges.................      (3,511,135)       (3,396,951)      (1,106,919)      (1,166,593)
   Transfers for contract benefits
     and terminations...............     (22,067,731)      (18,283,058)     (12,340,943)     (12,309,156)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,832,128)      (14,034,227)     (12,987,275)     (14,108,295)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (922,714)      (20,208,185)      (6,435,975)     (16,517,138)
NET ASSETS:
   Beginning of year................      318,621,059       338,829,244      122,657,953      139,175,091
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   317,698,345  $    318,621,059  $   116,221,978  $   122,657,953
                                      ===============  ================  ===============  ===============

                                               MIST AQR GLOBAL                  MIST BLACKROCK GLOBAL
                                                RISK BALANCED                    TACTICAL STRATEGIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015             2016             2015
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (96,130)  $       472,760  $        14,139   $        22,002
   Net realized gains (losses)......         (435,810)          482,220          559,361           391,793
   Change in unrealized gains
     (losses) on investments........         1,107,517      (2,018,324)        (333,371)         (535,214)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           575,577      (1,063,344)          240,129         (121,419)
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            28,540           20,019           21,444            17,665
   Net transfers (including fixed
     account).......................         (274,857)      (2,075,006)        (331,619)           913,867
   Contract charges.................          (77,517)        (109,926)         (62,911)          (64,463)
   Transfers for contract benefits
     and terminations...............         (681,070)      (1,362,932)        (470,958)       (1,336,506)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,004,904)      (3,527,845)        (844,044)         (469,437)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (429,327)      (4,591,189)        (603,915)         (590,856)
NET ASSETS:
   Beginning of year................         8,013,998       12,605,187        7,948,746         8,539,602
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      7,584,671  $     8,013,998  $     7,344,831   $     7,948,746
                                      ================  ===============  ===============   ===============

                                                 MIST CLARION                     MIST CLEARBRIDGE
                                              GLOBAL REAL ESTATE                  AGGRESSIVE GROWTH
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       424,552   $     1,541,215  $      (560,781)  $     (869,642)
   Net realized gains (losses)......        (559,695)         (342,001)         2,159,144        3,711,628
   Change in unrealized gains
     (losses) on investments........          107,202       (2,721,548)         (962,910)      (6,832,589)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (27,941)       (1,522,334)           635,453      (3,990,603)
                                      ---------------   ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          516,607           670,576           559,000          920,495
   Net transfers (including fixed
     account).......................      (1,401,872)         (747,811)       (5,314,548)        1,647,642
   Contract charges.................        (293,772)         (321,356)         (491,675)        (534,671)
   Transfers for contract benefits
     and terminations...............      (6,838,598)       (8,467,007)       (6,549,463)      (9,792,324)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,017,635)       (8,865,598)      (11,796,686)      (7,758,858)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (8,045,576)      (10,387,932)      (11,161,233)     (11,749,461)
NET ASSETS:
   Beginning of year................       55,937,426        66,325,358        75,223,591       86,973,052
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    47,891,850   $    55,937,426  $     64,062,358  $    75,223,591
                                      ===============   ===============  ================  ===============

                                                  MIST HARRIS
                                             OAKMARK INTERNATIONAL
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2016              2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        867,894  $     2,049,671
   Net realized gains (losses)......         4,291,881       11,623,751
   Change in unrealized gains
     (losses) on investments........         1,299,870     (19,651,940)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,459,645      (5,978,518)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,170,173        1,429,827
   Net transfers (including fixed
     account).......................         (847,477)        3,749,985
   Contract charges.................         (587,594)        (623,869)
   Transfers for contract benefits
     and terminations...............       (9,881,799)     (12,345,971)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,146,697)      (7,790,028)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (3,687,052)     (13,768,546)
NET ASSETS:
   Beginning of year................       105,245,535      119,014,081
                                      ----------------  ---------------
   End of year......................  $    101,558,483  $   105,245,535
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                MIST INVESCO                       MIST INVESCO
                                          BALANCED-RISK ALLOCATION                 MID CAP VALUE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (53,561)  $         74,938  $     (326,396)  $     (496,493)
   Net realized gains (losses)......         (33,235)           328,815        2,439,382        4,237,959
   Change in unrealized gains
     (losses) on investments........          538,319         (646,953)        4,559,635      (9,599,436)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          451,523         (243,200)        6,672,621      (5,857,970)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           65,500            21,746          704,929          764,818
   Net transfers (including fixed
     account).......................        1,429,833         (688,306)      (2,525,663)          836,050
   Contract charges.................         (49,655)          (47,966)        (271,777)        (296,545)
   Transfers for contract benefits
     and terminations...............        (417,820)         (548,479)      (5,108,552)      (8,189,730)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        1,027,858       (1,263,005)      (7,201,063)      (6,885,407)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,479,381       (1,506,205)        (528,442)     (12,743,377)
NET ASSETS:
   Beginning of year................        4,365,634         5,871,839       53,128,059       65,871,436
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     5,845,015  $      4,365,634  $    52,599,617  $    53,128,059
                                      ===============  ================  ===============  ===============


                                                MIST INVESCO                        MIST JPMORGAN
                                              SMALL CAP GROWTH                GLOBAL ACTIVE ALLOCATION
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015             2016             2015
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (116,619)  $     (144,297)  $        43,372   $        71,291
   Net realized gains (losses)......         1,479,887        3,169,751           81,601           286,251
   Change in unrealized gains
     (losses) on investments........         (510,491)      (3,238,580)         (30,867)         (376,489)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           852,777        (213,126)           94,106          (18,947)
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            22,826          181,004           25,264            17,638
   Net transfers (including fixed
     account).......................         (165,722)        (732,148)        (172,874)           972,719
   Contract charges.................          (51,467)         (56,167)         (43,075)          (35,612)
   Transfers for contract benefits
     and terminations...............         (897,209)      (1,385,233)        (240,363)         (345,997)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,091,572)      (1,992,544)        (431,048)           608,748
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (238,795)      (2,205,670)        (336,942)           589,801
NET ASSETS:
   Beginning of year................         9,509,330       11,715,000        5,120,603         4,530,802
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      9,270,535  $     9,509,330  $     4,783,661   $     5,120,603
                                      ================  ===============  ===============   ===============

                                                     MIST
                                                 LOOMIS SAYLES                    MIST MET/FRANKLIN
                                                GLOBAL MARKETS                LOW DURATION TOTAL RETURN
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         23,274  $        18,248  $        151,904  $       186,983
   Net realized gains (losses)......           306,146          124,384          (98,857)         (52,233)
   Change in unrealized gains
     (losses) on investments........          (88,883)        (143,612)           102,812        (330,593)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           240,537            (980)           155,859        (195,843)
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            33,568           20,275            83,945          174,374
   Net transfers (including fixed
     account).......................           505,446         (20,269)           347,593          760,714
   Contract charges.................          (49,014)         (46,947)          (82,817)         (89,541)
   Transfers for contract benefits
     and terminations...............         (769,694)        (633,583)       (1,027,225)      (1,023,807)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (279,694)        (680,524)         (678,504)        (178,260)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............          (39,157)        (681,504)         (522,645)        (374,103)
NET ASSETS:
   Beginning of year................         7,123,043        7,804,547         9,666,742       10,040,845
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $      7,083,886  $     7,123,043  $      9,144,097  $     9,666,742
                                      ================  ===============  ================  ===============


                                              MIST MET/WELLINGTON
                                              LARGE CAP RESEARCH
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2016              2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        143,014  $      (79,597)
   Net realized gains (losses)......         1,347,751        2,397,394
   Change in unrealized gains
     (losses) on investments........         (536,594)      (1,766,800)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           954,171          550,997
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,220          137,177
   Net transfers (including fixed
     account).......................         (395,570)      (1,725,353)
   Contract charges.................          (85,585)         (93,846)
   Transfers for contract benefits
     and terminations...............       (1,065,289)      (1,693,124)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,467,224)      (3,375,146)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (513,053)      (2,824,149)
NET ASSETS:
   Beginning of year................        14,815,754       17,639,903
                                      ----------------  ---------------
   End of year......................  $     14,302,701  $    14,815,754
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                  MIST METLIFE                       MIST METLIFE
                                              ASSET ALLOCATION 100                   BALANCED PLUS
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016              2015
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        253,854  $         6,444  $        263,162  $       185,815
   Net realized gains (losses)........         3,313,286        2,775,628            28,242        1,185,716
   Change in unrealized gains
     (losses) on investments..........       (1,832,971)      (3,520,942)           914,757      (2,506,073)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,734,169        (738,870)         1,206,161      (1,134,542)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           320,151          221,625           108,826          152,263
   Net transfers (including fixed
     account).........................       (2,317,565)          435,977         1,148,361           88,399
   Contract charges...................         (129,136)        (130,382)         (171,127)        (177,844)
   Transfers for contract benefits
     and terminations.................       (2,211,071)      (3,175,257)       (1,110,832)      (1,429,404)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,337,621)      (2,648,037)          (24,772)      (1,366,586)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (2,603,452)      (3,386,907)         1,181,389      (2,501,128)
NET ASSETS:
   Beginning of year..................        24,955,510       28,342,417        18,270,651       20,771,779
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     22,352,058  $    24,955,510  $     19,452,040  $    18,270,651
                                        ================  ===============  ================  ===============

                                                  MIST METLIFE
                                                   MULTI-INDEX                          MIST MFS
                                                  TARGETED RISK                  RESEARCH INTERNATIONAL
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2016              2015              2016             2015
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (2,350)  $        (4,469)  $       349,068   $       804,460
   Net realized gains (losses)........           33,577           111,845        (560,361)           230,139
   Change in unrealized gains
     (losses) on investments..........          157,942         (266,683)        (864,311)       (2,246,403)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          189,169         (159,307)      (1,075,604)       (1,211,804)
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --             5,904          552,956           660,343
   Net transfers (including fixed
     account).........................      (1,066,479)         2,619,673          315,135           111,333
   Contract charges...................         (42,725)          (36,541)        (308,271)         (324,557)
   Transfers for contract benefits
     and terminations.................        (178,510)         (157,119)      (5,069,439)       (6,024,485)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,287,714)         2,431,917      (4,509,619)       (5,577,366)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (1,098,545)         2,272,610      (5,585,223)       (6,789,170)
NET ASSETS:
   Beginning of year..................        5,127,702         2,855,092       50,561,126        57,350,296
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $     4,029,157  $      5,127,702  $    44,975,903   $    50,561,126
                                        ===============  ================  ===============   ===============


                                                MIST MORGAN STANLEY                MIST OPPENHEIMER
                                                  MID CAP GROWTH                     GLOBAL EQUITY
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016             2015
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (148,059)   $     (183,156)  $      (69,370)   $      (62,919)
   Net realized gains (losses)........          413,535           735,240        1,461,645         1,616,174
   Change in unrealized gains
     (losses) on investments..........      (1,474,185)       (1,398,165)      (1,520,512)         (806,849)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,208,709)         (846,081)        (128,237)           746,406
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          193,747           132,683          209,087           220,273
   Net transfers (including fixed
     account).........................          253,731          (59,737)        2,748,040           142,469
   Contract charges...................         (64,666)          (70,793)        (169,135)         (163,091)
   Transfers for contract benefits
     and terminations.................      (1,337,134)       (1,495,927)      (1,856,118)       (2,745,307)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (954,322)       (1,493,774)          931,874       (2,545,656)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (2,163,031)       (2,339,855)          803,637       (1,799,250)
NET ASSETS:
   Beginning of year..................       13,063,319        15,403,174       23,400,267        25,199,517
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    10,900,288   $    13,063,319  $    24,203,904   $    23,400,267
                                        ===============   ===============  ===============   ===============

                                                  MIST PANAGORA
                                                     GLOBAL
                                                DIVERSIFIED RISK
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2016             2015
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        21,459  $        (1,543)
   Net realized gains (losses)........           34,444           (3,575)
   Change in unrealized gains
     (losses) on investments..........         (99,362)          (16,531)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (43,459)          (21,649)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           27,325                --
   Net transfers (including fixed
     account).........................        1,856,758           296,701
   Contract charges...................         (16,947)           (1,129)
   Transfers for contract benefits
     and terminations.................         (14,678)           (4,597)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,852,458           290,975
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        1,808,999           269,326
NET ASSETS:
   Beginning of year..................          284,111            14,785
                                        ---------------  ----------------
   End of year........................  $     2,093,110  $        284,111
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                 MIST PIMCO                      MIST PIMCO
                                          INFLATION PROTECTED BOND              TOTAL RETURN
                                                 SUBACCOUNT                      SUBACCOUNT
                                       ------------------------------  ------------------------------
                                            2016            2015            2016            2015
                                       --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (557,396)  $    1,837,441  $    2,312,637  $    8,305,196
   Net realized gains (losses).......     (1,005,408)     (1,190,596)       (715,151)       2,500,574
   Change in unrealized gains
     (losses) on investments.........       3,160,787     (2,751,299)       1,017,710    (13,143,177)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       1,597,983     (2,104,454)       2,615,196     (2,337,407)
                                       --------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         521,958         513,753       1,909,040       2,304,444
   Net transfers (including fixed
     account)........................          52,261     (2,139,914)     (2,366,639)     (4,397,102)
   Contract charges..................       (352,880)       (357,370)     (1,140,281)     (1,182,591)
   Transfers for contract benefits
     and terminations................     (5,299,375)     (6,115,446)    (22,231,104)    (27,153,645)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (5,078,036)     (8,098,977)    (23,828,984)    (30,428,894)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets.................     (3,480,053)    (10,203,431)    (21,213,788)    (32,766,301)
NET ASSETS:
   Beginning of year.................      45,457,474      55,660,905     190,048,473     222,814,774
                                       --------------  --------------  --------------  --------------
   End of year.......................  $   41,977,421  $   45,457,474  $  168,834,685  $  190,048,473
                                       ==============  ==============  ==============  ==============

                                                MIST PYRAMIS                     MIST PYRAMIS
                                              GOVERNMENT INCOME                  MANAGED RISK
                                                 SUBACCOUNT                       SUBACCOUNT
                                       ------------------------------  -------------------------------
                                            2016            2015            2016             2015
                                       --------------  --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       21,077  $       13,763  $     (11,516)   $     (10,624)
   Net realized gains (losses).......          14,565           7,775           6,321           70,407
   Change in unrealized gains
     (losses) on investments.........        (19,038)        (60,460)          81,298        (132,345)
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          16,604        (38,922)          76,103         (72,562)
                                       --------------  --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           2,140             840          20,000           28,205
   Net transfers (including fixed
     account)........................       (631,217)       1,915,605        (87,997)        1,441,374
   Contract charges..................        (21,858)        (23,006)        (21,035)         (17,247)
   Transfers for contract benefits
     and terminations................       (255,428)       (324,144)       (102,312)         (59,407)
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       (906,363)       1,569,295       (191,344)        1,392,925
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets.................       (889,759)       1,530,373       (115,241)        1,320,363
NET ASSETS:
   Beginning of year.................       3,339,146       1,808,773       2,335,480        1,015,117
                                       --------------  --------------  --------------   --------------
   End of year.......................  $    2,449,387  $    3,339,146  $    2,220,239   $    2,335,480
                                       ==============  ==============  ==============   ==============

                                                MIST SCHRODERS                       MIST SSGA
                                              GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                             2016            2015             2016             2015
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,360  $      (10,194)  $       672,239  $      687,340
   Net realized gains (losses).......           52,606          167,162        3,455,557       4,371,755
   Change in unrealized gains
     (losses) on investments.........           75,229        (230,155)      (1,505,876)     (6,962,952)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          132,195         (73,187)        2,621,920     (1,903,857)
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............              560            2,000          675,872         903,377
   Net transfers (including fixed
     account)........................          291,499          417,803      (2,531,928)       (886,062)
   Contract charges..................         (29,219)         (26,273)        (557,249)       (554,596)
   Transfers for contract benefits
     and terminations................        (209,091)        (592,296)      (4,015,789)     (4,229,645)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....           53,749        (198,766)      (6,429,094)     (4,766,926)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................          185,944        (271,953)      (3,807,174)     (6,670,783)
NET ASSETS:
   Beginning of year.................        3,196,224        3,468,177       61,256,022      67,926,805
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $     3,382,168  $     3,196,224  $    57,448,848  $   61,256,022
                                       ===============  ===============  ===============  ==============

                                                   MIST SSGA
                                                  GROWTH ETF
                                                  SUBACCOUNT
                                       --------------------------------
                                             2016            2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       421,597  $       410,385
   Net realized gains (losses).......        2,777,012        3,344,113
   Change in unrealized gains
     (losses) on investments.........        (652,744)      (5,483,734)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,545,865      (1,729,236)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,147,652          791,162
   Net transfers (including fixed
     account)........................      (1,619,235)        (332,927)
   Contract charges..................        (456,000)        (453,728)
   Transfers for contract benefits
     and terminations................      (3,253,972)      (3,559,558)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (4,181,555)      (3,555,051)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,635,690)      (5,284,287)
NET ASSETS:
   Beginning of year.................       46,182,726       51,467,013
                                       ---------------  ---------------
   End of year.......................  $    44,547,036  $    46,182,726
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST T. ROWE PRICE                 MSF BAILLIE GIFFORD
                                                 MID CAP GROWTH                   INTERNATIONAL STOCK
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016              2015
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (963,289)  $   (1,080,583)  $         67,696  $       105,265
   Net realized gains (losses)........        12,808,443       17,247,822         (419,438)        (131,886)
   Change in unrealized gains
     (losses) on investments..........       (8,311,355)     (11,560,908)         1,761,928      (1,084,111)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         3,533,799        4,606,331         1,410,186      (1,110,732)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           619,678        1,001,168           305,693          462,109
   Net transfers (including fixed
     account).........................       (1,046,404)        (976,169)         (197,248)          473,541
   Contract charges...................         (446,205)        (447,864)         (171,480)        (184,645)
   Transfers for contract benefits
     and terminations.................       (8,773,270)      (9,814,985)       (4,620,424)      (5,761,111)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (9,646,201)     (10,237,850)       (4,683,459)      (5,010,106)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (6,112,402)      (5,631,519)       (3,273,273)      (6,120,838)
NET ASSETS:
   Beginning of year..................        80,078,060       85,709,579        38,235,379       44,356,217
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     73,965,658  $    80,078,060  $     34,962,106  $    38,235,379
                                        ================  ===============  ================  ===============

                                                 MSF BARCLAYS                       MSF BLACKROCK
                                             AGGREGATE BOND INDEX                    BOND INCOME
                                                  SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2016              2015             2016             2015
                                        ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       650,233  $       775,351  $     1,410,207   $     2,141,995
   Net realized gains (losses)........          145,517          109,353         (99,229)         1,018,095
   Change in unrealized gains
     (losses) on investments..........        (287,260)      (1,502,832)           99,714       (3,903,946)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          508,490        (618,128)        1,410,692         (743,856)
                                        ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          497,621          538,500          713,362         1,056,286
   Net transfers (including fixed
     account).........................        2,524,880        2,412,094        1,036,510         1,191,631
   Contract charges...................        (293,160)        (278,546)        (402,127)         (399,779)
   Transfers for contract benefits
     and terminations.................      (5,777,620)      (6,884,537)      (9,944,854)      (10,677,341)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,048,279)      (4,212,489)      (8,597,109)       (8,829,203)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (2,539,789)      (4,830,617)      (7,186,417)       (9,573,059)
NET ASSETS:
   Beginning of year..................       50,066,734       54,897,351       84,177,107        93,750,166
                                        ---------------  ---------------  ---------------   ---------------
   End of year........................  $    47,526,945  $    50,066,734  $    76,990,690   $    84,177,107
                                        ===============  ===============  ===============   ===============

                                                  MSF BLACKROCK                      MSF BLACKROCK
                                              CAPITAL APPRECIATION                  LARGE CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                             2016              2015             2016              2015
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (831,294)  $      (967,060)  $        57,321  $       126,146
   Net realized gains (losses)........        7,466,450        17,299,826        1,056,408        2,720,782
   Change in unrealized gains
     (losses) on investments..........      (7,634,285)      (12,761,544)        4,058,072      (5,598,054)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (999,129)         3,571,222        5,171,801      (2,751,126)
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          544,857           541,953          374,190          269,676
   Net transfers (including fixed
     account).........................        (698,724)         (834,037)      (2,113,232)        (427,928)
   Contract charges...................        (201,255)         (210,211)        (213,369)        (228,833)
   Transfers for contract benefits
     and terminations.................      (5,672,643)       (9,751,106)      (3,987,626)      (4,547,249)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,027,765)      (10,253,401)      (5,940,037)      (4,934,334)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (7,026,894)       (6,682,179)        (768,236)      (7,685,460)
NET ASSETS:
   Beginning of year..................       68,080,443        74,762,622       35,427,902       43,113,362
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    61,053,549  $     68,080,443  $    34,659,666  $    35,427,902
                                        ===============  ================  ===============  ===============

                                                  MSF BLACKROCK
                                              ULTRA-SHORT TERM BOND
                                                   SUBACCOUNT
                                        --------------------------------
                                             2016              2015
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (458,078)  $     (545,012)
   Net realized gains (losses)........            3,864               --
   Change in unrealized gains
     (losses) on investments..........           40,239               --
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (413,975)        (545,012)
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          177,276        1,431,333
   Net transfers (including fixed
     account).........................          842,082        7,837,513
   Contract charges...................        (244,730)        (264,335)
   Transfers for contract benefits
     and terminations.................      (6,312,425)     (14,360,122)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,537,797)      (5,355,611)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (5,951,772)      (5,900,623)
NET ASSETS:
   Beginning of year..................       38,765,108       44,665,731
                                        ---------------  ---------------
   End of year........................  $    32,813,336  $    38,765,108
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MSF FRONTIER                     MSF JENNISON
                                              MID CAP GROWTH                       GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (138,584)  $     (165,083)  $     (233,629)  $     (255,777)
   Net realized gains (losses).....        1,639,545        2,746,007        2,701,378        4,114,923
   Change in unrealized gains
     (losses) on investments.......      (1,089,614)      (2,312,058)      (2,825,896)      (1,989,505)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          411,347          268,866        (358,147)        1,869,641
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,498           79,379          112,627          151,085
   Net transfers (including fixed
     account)......................         (51,064)        (222,791)          516,256          587,917
   Contract charges................         (77,559)         (81,799)        (127,198)        (126,343)
   Transfers for contract benefits
     and terminations..............      (1,084,420)      (1,917,716)      (2,312,966)      (2,567,878)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,125,545)      (2,142,927)      (1,811,281)      (1,955,219)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (714,198)      (1,874,061)      (2,169,428)         (85,578)
NET ASSETS:
   Beginning of year...............       11,299,529       13,173,590       20,604,963       20,690,541
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    10,585,331  $    11,299,529  $    18,435,535  $    20,604,963
                                     ===============  ===============  ===============  ===============

                                            MSF LOOMIS SAYLES                  MSF LOOMIS SAYLES
                                             SMALL CAP CORE                    SMALL CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (815,788)  $   (1,054,238)  $     (259,782)  $     (321,707)
   Net realized gains (losses).....        7,506,928       13,615,933        2,679,266        4,880,214
   Change in unrealized gains
     (losses) on investments.......        5,158,403     (14,507,991)      (1,560,293)      (4,315,404)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,849,543      (1,946,296)          859,191          243,103
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          529,211          807,095          277,932          281,105
   Net transfers (including fixed
     account)......................      (2,387,760)      (1,390,969)        (288,693)        (692,406)
   Contract charges................        (283,409)        (299,390)        (108,252)        (118,193)
   Transfers for contract benefits
     and terminations..............      (7,238,657)     (11,345,713)      (2,754,372)      (3,429,978)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,380,615)     (12,228,977)      (2,873,385)      (3,959,472)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,468,928     (14,175,273)      (2,014,194)      (3,716,369)
NET ASSETS:
   Beginning of year...............       74,762,807       88,938,080       22,790,813       26,507,182
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    77,231,735  $    74,762,807  $    20,776,619  $    22,790,813
                                     ===============  ===============  ===============  ===============

                                               MSF MET/ARTISAN                 MSF MET/WELLINGTON
                                                MID CAP VALUE                       BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (327,246)   $     (301,923)  $        93,866  $        31,971
   Net realized gains (losses).....       11,012,656        16,401,953          432,478        1,659,992
   Change in unrealized gains
     (losses) on investments.......        7,920,455      (27,536,544)         (51,880)      (1,596,271)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       18,605,865      (11,436,514)          474,464           95,692
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          933,300         1,063,712           57,801           88,312
   Net transfers (including fixed
     account)......................      (1,292,647)         1,553,927        2,780,591          291,684
   Contract charges................        (371,606)         (383,601)         (58,909)         (51,695)
   Transfers for contract benefits
     and terminations..............     (11,802,480)      (15,041,689)        (854,660)        (871,976)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,533,433)      (12,807,651)        1,924,823        (543,675)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,072,432      (24,244,165)        2,399,287        (447,983)
NET ASSETS:
   Beginning of year...............       94,425,561       118,669,726        8,194,678        8,642,661
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   100,497,993   $    94,425,561  $    10,593,965  $     8,194,678
                                     ===============   ===============  ===============  ===============

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       408,302   $       822,806
   Net realized gains (losses).....        9,679,306        94,976,711
   Change in unrealized gains
     (losses) on investments.......        2,430,367      (93,540,736)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,517,975         2,258,781
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,995,695         2,335,482
   Net transfers (including fixed
     account)......................      (7,987,629)       (8,646,037)
   Contract charges................      (1,048,368)       (1,103,983)
   Transfers for contract benefits
     and terminations..............     (26,395,187)      (34,020,394)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (33,435,489)      (41,434,932)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (20,917,514)      (39,176,151)
NET ASSETS:
   Beginning of year...............      237,055,645       276,231,796
                                     ---------------   ---------------
   End of year.....................  $   216,138,131   $   237,055,645
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                 MSF METLIFE                        MSF METLIFE
                                             ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2016              2015            2016             2015
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,114,911  $       522,662  $     2,679,858  $   (1,398,586)
   Net realized gains (losses)......         1,668,287        2,211,997        8,354,335       10,597,274
   Change in unrealized gains
     (losses) on investments........         (927,704)      (3,957,188)      (5,574,539)     (12,101,483)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,855,494      (1,222,529)        5,459,654      (2,902,795)
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           546,839        1,084,383        2,132,934          370,934
   Net transfers (including fixed
     account).......................           759,819        1,376,926        (970,613)      (1,943,110)
   Contract charges.................         (477,944)        (519,421)        (889,689)        (942,645)
   Transfers for contract benefits
     and terminations...............       (7,441,539)      (9,622,572)     (14,077,329)     (21,055,510)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,612,825)      (7,680,684)     (13,804,697)     (23,570,331)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (4,757,331)      (8,903,213)      (8,345,043)     (26,473,126)
NET ASSETS:
   Beginning of year................        60,016,928       68,920,141      123,735,009      150,208,135
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $     55,259,597  $    60,016,928  $   115,389,966  $   123,735,009
                                      ================  ===============  ===============  ===============

                                                 MSF METLIFE                        MSF METLIFE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     8,079,671  $    (3,728,625)  $    10,162,050  $    (6,499,153)
   Net realized gains (losses)......       42,717,208        46,303,223       79,706,474        48,546,327
   Change in unrealized gains
     (losses) on investments........     (27,130,980)      (53,490,688)     (50,391,148)      (60,612,384)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       23,665,899      (10,916,090)       39,477,376      (18,565,210)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,819,204         3,051,527        4,631,728         5,177,310
   Net transfers (including fixed
     account).......................      (5,552,985)       (6,894,125)      (7,085,637)       (4,611,545)
   Contract charges.................      (3,745,783)       (3,972,705)      (5,836,687)       (5,951,643)
   Transfers for contract benefits
     and terminations...............     (45,660,955)      (68,073,192)     (52,342,326)      (57,160,516)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (52,140,519)      (75,888,495)     (60,632,922)      (62,546,394)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (28,474,620)      (86,804,585)     (21,155,546)      (81,111,604)
NET ASSETS:
   Beginning of year................      450,175,674       536,980,259      628,500,710       709,612,314
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $   421,701,054  $    450,175,674  $   607,345,164  $    628,500,710
                                      ===============  ================  ===============  ================

                                                  MSF METLIFE                        MSF METLIFE
                                              MID CAP STOCK INDEX                    STOCK INDEX
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2016              2015             2016              2015
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (89,239)  $      (146,771)  $       353,669   $       185,415
   Net realized gains (losses)......         4,434,035         4,963,828        5,592,378         6,998,639
   Change in unrealized gains
     (losses) on investments........         2,700,078       (6,336,532)          158,899       (7,342,218)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         7,044,874       (1,519,475)        6,104,946         (158,164)
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           501,972           538,899          693,377           933,026
   Net transfers (including fixed
     account).......................           511,600         (432,060)        (684,752)          (86,646)
   Contract charges.................         (246,737)         (251,031)        (365,588)         (350,355)
   Transfers for contract benefits
     and terminations...............       (4,082,581)       (5,341,513)      (6,274,074)       (8,245,946)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,315,746)       (5,485,705)      (6,631,037)       (7,749,921)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         3,729,128       (7,005,180)        (526,091)       (7,908,085)
NET ASSETS:
   Beginning of year................        40,115,383        47,120,563       66,987,285        74,895,370
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     43,844,511  $     40,115,383  $    66,461,194   $    66,987,285
                                      ================  ================  ===============   ===============

                                                 MSF MFS TOTAL
                                                    RETURN
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2016              2015
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        574,478  $        502,992
   Net realized gains (losses)......         2,753,781         1,496,004
   Change in unrealized gains
     (losses) on investments........         (324,863)       (2,695,422)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,003,396         (696,426)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           433,709           416,480
   Net transfers (including fixed
     account).......................           975,823         (253,592)
   Contract charges.................         (152,952)         (160,054)
   Transfers for contract benefits
     and terminations...............       (4,873,718)       (6,814,791)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,617,138)       (6,811,957)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (613,742)       (7,508,383)
NET ASSETS:
   Beginning of year................        42,147,849        49,656,232
                                      ----------------  ----------------
   End of year......................  $     41,534,107  $     42,147,849
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                   MSF MSCI
                                              MSF MFS VALUE                       EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016             2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       656,551  $     1,101,754  $       394,502  $       723,202
   Net realized gains (losses).....        7,258,786       15,132,889        (102,256)          401,329
   Change in unrealized gains
     (losses) on investments.......        1,827,673     (17,466,392)        (457,434)      (1,952,449)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,743,010      (1,231,749)        (165,188)        (827,918)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          796,321        1,021,123          287,694          529,336
   Net transfers (including fixed
     account)......................          568,359          843,353        1,011,489          915,227
   Contract charges................        (395,846)        (379,880)        (208,675)        (222,268)
   Transfers for contract benefits
     and terminations..............      (8,858,098)     (12,036,497)      (3,917,397)      (4,038,666)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,889,264)     (10,551,901)      (2,826,889)      (2,816,371)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,853,746     (11,783,650)      (2,992,077)      (3,644,289)
NET ASSETS:
   Beginning of year...............       81,600,868       93,384,518       36,558,314       40,202,603
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    83,454,614  $    81,600,868  $    33,566,237  $    36,558,314
                                     ===============  ===============  ===============  ===============

                                               MSF NEUBERGER
                                              BERMAN GENESIS                MSF RUSSELL 2000 INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (786,599)  $     (930,659)  $      (38,836)  $     (114,788)
   Net realized gains (losses).....        2,429,630        2,919,977        3,408,349        4,511,232
   Change in unrealized gains
     (losses) on investments.......       11,013,678      (2,378,113)        3,083,249      (6,511,647)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,656,709        (388,795)        6,452,762      (2,115,203)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,239,488          958,867          275,822          242,113
   Net transfers (including fixed
     account)......................      (2,197,505)      (1,612,456)        1,102,338        (115,227)
   Contract charges................        (354,621)        (364,627)        (189,794)        (197,773)
   Transfers for contract benefits
     and terminations..............      (8,373,711)     (12,484,358)      (3,680,953)      (4,810,347)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,686,349)     (13,502,574)      (2,492,587)      (4,881,234)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,970,360     (13,891,369)        3,960,175      (6,996,437)
NET ASSETS:
   Beginning of year...............       81,246,266       95,137,635       36,091,688       43,088,125
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    84,216,626  $    81,246,266  $    40,051,863  $    36,091,688
                                     ===============  ===============  ===============  ===============

                                             MSF T. ROWE PRICE                  MSF T. ROWE PRICE
                                             LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (806,301)   $     (894,676)  $     (333,987)  $     (368,077)
   Net realized gains (losses).....        9,105,695        16,032,386        4,162,961        3,997,556
   Change in unrealized gains
     (losses) on investments.......      (8,169,460)       (9,017,967)      (1,091,876)      (3,224,589)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          129,934         6,119,743        2,737,098          404,890
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          417,326           574,612          250,613          267,917
   Net transfers (including fixed
     account)......................        1,231,557         (285,389)        1,050,723        1,048,173
   Contract charges................        (394,522)         (390,378)        (187,126)        (172,086)
   Transfers for contract benefits
     and terminations..............      (6,528,719)       (8,789,058)      (2,910,682)      (2,917,935)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,274,358)       (8,890,213)      (1,796,472)      (1,773,931)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,144,424)       (2,770,470)          940,626      (1,369,041)
NET ASSETS:
   Beginning of year...............       67,939,647        70,710,117       27,325,553       28,694,594
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    62,795,223   $    67,939,647  $    28,266,179  $    27,325,553
                                     ===============   ===============  ===============  ===============

                                       MSF WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT
                                     --------------------------------
                                           2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       608,003  $     3,153,367
   Net realized gains (losses).....          609,408          765,142
   Change in unrealized gains
     (losses) on investments.......        6,266,404      (6,536,183)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,483,815      (2,617,674)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          786,081          834,282
   Net transfers (including fixed
     account)......................       60,978,923          372,467
   Contract charges................        (537,515)        (343,474)
   Transfers for contract benefits
     and terminations..............     (14,058,110)     (12,138,510)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       47,169,379     (11,275,235)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       54,653,194     (13,892,909)
NET ASSETS:
   Beginning of year...............       78,624,584       92,517,493
                                     ---------------  ---------------
   End of year.....................  $   133,277,778  $    78,624,584
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                      MSF WESTERN ASSET MANAGEMENT
                                                                                                             U.S. GOVERNMENT
                                                                                                               SUBACCOUNT
                                                                                                    --------------------------------
                                                                                                         2016              2015
                                                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................................................  $       593,699  $       497,133
   Net realized gains (losses)....................................................................         (75,167)         (43,160)
   Change in unrealized gains
     (losses) on investments......................................................................        (534,981)        (958,103)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............................................................................         (16,449)        (504,130)
                                                                                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........................................................................          523,631          392,781
   Net transfers (including fixed
     account).....................................................................................          592,292        (500,122)
   Contract charges...............................................................................        (251,255)        (263,751)
   Transfers for contract benefits
     and terminations.............................................................................      (6,458,674)      (8,642,380)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions.................................................................      (5,594,006)      (9,013,472)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............................................................................      (5,610,455)      (9,517,602)
NET ASSETS:
   Beginning of year..............................................................................       54,626,884       64,144,486
                                                                                                    ---------------  ---------------
   End of year....................................................................................  $    49,016,429  $    54,626,884
                                                                                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc intends to include the Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company, and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")      Metropolitan Series Fund ("MSF")*
Met Investors Series Trust ("MIST")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

American Funds Bond Subaccount                         MIST Allianz Global Investors Dynamic Multi-Asset
American Funds Global Small Capitalization               Plus Subaccount
   Subaccount                                          MIST American Funds Balanced Allocation
American Funds Growth Subaccount                         Subaccount
American Funds Growth-Income Subaccount                MIST American Funds Growth Allocation
MIST AB Global Dynamic Allocation Subaccount             Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST American Funds Moderate Allocation Subaccount       MSF Barclays Aggregate Bond Index Subaccount
MIST AQR Global Risk Balanced Subaccount                 MSF BlackRock Bond Income Subaccount (a)
MIST BlackRock Global Tactical Strategies Subaccount     MSF BlackRock Capital Appreciation Subaccount (a)
MIST Clarion Global Real Estate Subaccount               MSF BlackRock Large Cap Value Subaccount (a)
MIST ClearBridge Aggressive Growth Subaccount (a)        MSF BlackRock Ultra-Short Term Bond
MIST Harris Oakmark International Subaccount (a)           Subaccount (a)
MIST Invesco Balanced-Risk Allocation Subaccount         MSF Frontier Mid Cap Growth Subaccount
MIST Invesco Mid Cap Value Subaccount                    MSF Jennison Growth Subaccount (a)
MIST Invesco Small Cap Growth Subaccount                 MSF Loomis Sayles Small Cap Core Subaccount (a)
MIST JPMorgan Global Active Allocation Subaccount        MSF Loomis Sayles Small Cap Growth Subaccount
MIST Loomis Sayles Global Markets Subaccount             MSF Met/Artisan Mid Cap Value Subaccount (a)
MIST Met/Franklin Low Duration Total Return              MSF Met/Wellington Balanced Subaccount
   Subaccount                                            MSF Met/Wellington Core Equity Opportunities
MIST Met/Wellington Large Cap Research Subaccount          Subaccount (a)
MIST MetLife Asset Allocation 100 Subaccount             MSF MetLife Asset Allocation 20 Subaccount
MIST MetLife Balanced Plus Subaccount                    MSF MetLife Asset Allocation 40 Subaccount
MIST MetLife Multi-Index Targeted Risk Subaccount        MSF MetLife Asset Allocation 60 Subaccount
MIST MFS Research International Subaccount               MSF MetLife Asset Allocation 80 Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount
MIST Oppenheimer Global Equity Subaccount                MSF MetLife Stock Index Subaccount
MIST PanAgora Global Diversified Risk Subaccount         MSF MFS Total Return Subaccount (a)
MIST PIMCO Inflation Protected Bond Subaccount           MSF MFS Value Subaccount (a)
MIST PIMCO Total Return Subaccount                       MSF MSCI EAFE Index Subaccount
MIST Pyramis Government Income Subaccount                MSF Neuberger Berman Genesis Subaccount (a)
MIST Pyramis Managed Risk Subaccount                     MSF Russell 2000 Index Subaccount
MIST Schroders Global Multi-Asset Subaccount             MSF T. Rowe Price Large Cap Growth Subaccount
MIST SSGA Growth and Income ETF Subaccount               MSF T. Rowe Price Small Cap Growth Subaccount
MIST SSGA Growth ETF Subaccount                          MSF Western Asset Management Strategic Bond
MIST T. Rowe Price Mid Cap Growth Subaccount               Opportunities Subaccount (a)
MSF Baillie Gifford International Stock                  MSF Western Asset Management U.S. Government
   Subaccount (a)                                          Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Subaccount ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGER:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     American Funds Bond Subaccount.............................      2,615,102       28,601,630          1,858,023        5,531,640
     American Funds Global Small Capitalization Subaccount......      4,590,882       95,107,039         18,511,959       12,382,058
     American Funds Growth Subaccount...........................      4,299,771      238,348,424         28,602,716       45,790,038
     American Funds Growth-Income Subaccount....................      4,158,687      155,695,286         24,804,266       27,711,475
     MIST AB Global Dynamic Allocation Subaccount...............        379,598        4,226,120            763,363          990,196
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Subaccount...............................................         28,828          301,931            127,437          147,490
     MIST American Funds Balanced Allocation Subaccount.........     16,121,673      142,981,801         20,806,273       19,731,029
     MIST American Funds Growth Allocation Subaccount...........     34,721,137      295,807,062         42,653,089       34,129,650
     MIST American Funds Moderate Allocation Subaccount.........     12,006,411      108,994,303         12,324,544       16,767,809
     MIST AQR Global Risk Balanced Subaccount...................        831,663        8,916,842            811,885        1,912,913
     MIST BlackRock Global Tactical Strategies Subaccount.......        753,324        7,768,316          1,448,544        1,655,376
     MIST Clarion Global Real Estate Subaccount.................      4,135,746       51,991,389          1,722,825        9,315,949
     MIST ClearBridge Aggressive Growth Subaccount..............      4,179,422       52,302,229          2,508,806       14,866,379
     MIST Harris Oakmark International Subaccount...............      7,855,928      110,902,403         11,488,165       14,112,224
     MIST Invesco Balanced-Risk Allocation Subaccount...........        570,808        5,868,522          1,988,264        1,014,001
     MIST Invesco Mid Cap Value Subaccount......................      2,783,059       48,262,846          3,800,593        8,883,008
     MIST Invesco Small Cap Growth Subaccount...................        719,220       10,297,709          2,246,414        1,723,863
     MIST JPMorgan Global Active Allocation Subaccount..........        436,474        4,873,099            700,961        1,002,788
     MIST Loomis Sayles Global Markets Subaccount...............        475,755        6,548,110          1,054,588        1,091,363
     MIST Met/Franklin Low Duration Total Return Subaccount.....        955,506        9,427,567          1,806,979        2,333,651
     MIST Met/Wellington Large Cap Research Subaccount..........      1,058,686       11,455,733          1,618,086        1,985,880
     MIST MetLife Asset Allocation 100 Subaccount...............      1,931,912       21,309,425          4,032,526        4,981,424
     MIST MetLife Balanced Plus Subaccount......................      1,807,816       20,111,881          4,109,072        3,673,707
     MIST MetLife Multi-Index Targeted Risk Subaccount..........        336,611        3,982,024            593,552        1,883,608
     MIST MFS Research International Subaccount.................      4,470,780       49,140,654          1,640,613        5,801,174
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        787,034        8,876,374            855,410        1,957,829
     MIST Oppenheimer Global Equity Subaccount..................      1,261,941       21,295,888          4,559,962        2,513,863
     MIST PanAgora Global Diversified Risk Subaccount...........        202,827        2,209,125          2,351,885          439,921
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,332,047       46,838,568          1,787,364        7,422,835
     MIST PIMCO Total Return Subaccount.........................     15,182,998      175,262,856          6,379,225       27,895,558
     MIST Pyramis Government Income Subaccount..................        233,059        2,508,810            955,164        1,840,466
     MIST Pyramis Managed Risk Subaccount.......................        198,420        2,207,888            366,207          563,367
     MIST Schroders Global Multi-Asset Subaccount...............        292,076        3,286,988            702,844          600,541
     MIST SSGA Growth and Income ETF Subaccount.................      5,213,155       57,571,432          6,243,906        8,582,530
     MIST SSGA Growth ETF Subaccount............................      4,038,725       45,365,306          5,880,718        6,697,624
     MIST T. Rowe Price Mid Cap Growth Subaccount...............      7,641,099       69,473,341         13,496,990       12,353,627
     MSF Baillie Gifford International Stock Subaccount.........      3,515,046       36,435,413          1,310,741        5,926,572
     MSF Barclays Aggregate Bond Index Subaccount...............      4,462,646       47,950,185          6,243,073        8,641,142
     MSF BlackRock Bond Income Subaccount.......................        737,665       79,202,374          4,546,983       11,733,914
     MSF BlackRock Capital Appreciation Subaccount..............      1,860,730       50,676,481          7,418,521        8,571,392
     MSF BlackRock Large Cap Value Subaccount...................      3,877,121       38,162,533          4,882,462        8,170,538
     MSF BlackRock Ultra-Short Term Bond Subaccount.............        327,725       32,773,266          3,774,611        9,769,812
     MSF Frontier Mid Cap Growth Subaccount.....................        369,993        9,211,983          1,868,446        1,740,647
     MSF Jennison Growth Subaccount.............................      1,407,056       18,049,859          5,024,391        4,523,311
     MSF Loomis Sayles Small Cap Core Subaccount................        292,800       65,732,417          7,527,270       10,952,602
     MSF Loomis Sayles Small Cap Growth Subaccount..............      1,781,887       18,810,689          2,899,792        3,627,219
     MSF Met/Artisan Mid Cap Value Subaccount...................        443,539       93,107,047         13,633,258       15,710,615
     MSF Met/Wellington Balanced Subaccount.....................        576,704       10,229,789          4,093,554        1,684,434
     MSF Met/Wellington Core Equity Opportunities Subaccount....      7,624,374      215,539,616         14,507,209       37,465,559
     MSF MetLife Asset Allocation 20 Subaccount.................      5,213,180       57,259,609          7,219,306       10,783,383
     MSF MetLife Asset Allocation 40 Subaccount.................     10,256,890      113,255,001         14,730,481       18,132,000
     MSF MetLife Asset Allocation 60 Subaccount.................     36,073,662      401,707,921         55,160,000       60,102,156
     MSF MetLife Asset Allocation 80 Subaccount.................     47,448,844      552,688,396         92,228,105       70,437,956
     MSF MetLife Mid Cap Stock Index Subaccount.................      2,353,446       33,129,534          5,982,163        6,219,887
     MSF MetLife Stock Index Subaccount.........................      1,497,890       49,356,661          7,823,953       11,155,980

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF MFS Total Return Subaccount............................        246,384       34,918,520         5,104,688        6,411,687
     MSF MFS Value Subaccount...................................      5,493,664       82,178,959        12,614,811       12,451,881
     MSF MSCI EAFE Index Subaccount.............................      2,861,591       33,601,370         2,209,616        4,642,024
     MSF Neuberger Berman Genesis Subaccount....................      3,988,245       59,419,089         1,219,118       11,692,176
     MSF Russell 2000 Index Subaccount..........................      2,026,925       28,146,771         5,187,811        5,582,773
     MSF T. Rowe Price Large Cap Growth Subaccount..............      3,165,087       57,287,892        12,080,470       10,090,481
     MSF T. Rowe Price Small Cap Growth Subaccount..............      1,405,584       24,629,251         6,063,354        4,561,800
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................     10,012,947      126,567,875        66,922,151       19,144,701
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      4,192,260       50,435,908         3,831,727        8,832,124


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                                                        AMERICAN FUNDS
                                       AMERICAN FUNDS BOND        GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015           2016            2015            2016           2015
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........       1,799,791       2,054,115     28,194,373      32,159,842      12,820,721     15,076,987
Units issued and transferred
   from other funding options..         202,646         164,549      2,193,550       2,369,739         533,067        728,565
Units redeemed and transferred
   to other funding options....       (418,509)       (418,873)    (5,112,914)     (6,335,208)     (2,248,595)    (2,984,831)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............       1,583,928       1,799,791     25,275,009      28,194,373      11,105,193     12,820,721
                                 ==============  ==============  =============  ==============  ==============  =============


                                                                                                     MIST ALLIANZ GLOBAL
                                        AMERICAN FUNDS                      MIST AB                   INVESTORS DYNAMIC
                                         GROWTH-INCOME             GLOBAL DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2016           2015            2016            2015            2016            2015
                                 --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year........      11,701,397     13,498,190         363,522         344,386         307,914         94,142
Units issued and transferred
   from other funding options..         641,018        676,856          76,495         168,728         136,432        257,112
Units redeemed and transferred
   to other funding options....     (2,042,973)    (2,473,649)       (100,151)       (149,592)       (150,015)       (43,340)
                                 --------------  -------------  --------------  --------------  --------------  -------------
Units end of year..............      10,299,442     11,701,397         339,866         363,522         294,331        307,914
                                 ==============  =============  ==============  ==============  ==============  =============

                                         MIST AMERICAN                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   FUNDS BALANCED ALLOCATION           GROWTH ALLOCATION             MODERATE ALLOCATION
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2016           2015            2016            2015            2016           2015
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........      12,313,704     13,651,619      24,572,520      25,618,554      9,654,055      10,743,062
Units issued and transferred
   from other funding options..         882,731        633,700       1,319,363       1,696,024        379,705         293,760
Units redeemed and transferred
   to other funding options....     (1,845,823)    (1,971,615)     (3,133,627)     (2,742,058)    (1,378,907)     (1,382,767)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............      11,350,612     12,313,704      22,758,256      24,572,520      8,654,853       9,654,055
                                 ==============  =============  ==============  ==============  =============  ==============


                                        MIST AQR GLOBAL                MIST BLACKROCK                      MIST
                                         RISK BALANCED           GLOBAL TACTICAL STRATEGIES     CLARION GLOBAL REAL ESTATE
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015           2016            2015            2016            2015
                                 -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........        789,827       1,109,941        685,840         727,216       3,011,290      3,481,040
Units issued and transferred
   from other funding options..        104,429         127,322        125,944         207,783         239,173        303,457
Units redeemed and transferred
   to other funding options....      (199,573)       (447,436)      (197,783)       (249,159)       (664,072)      (773,207)
                                 -------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............        694,683         789,827        614,001         685,840       2,586,391      3,011,290
                                 =============  ==============  =============  ==============  ==============  =============

                                       MIST CLEARBRIDGE                     MIST                       MIST INVESCO
                                       AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........      54,839,983     60,219,466     42,566,089      45,417,654      4,193,200       5,340,435
Units issued and transferred
   from other funding options..       4,486,177      9,670,697      4,257,456       4,960,208      2,138,210         969,462
Units redeemed and transferred
   to other funding options....    (13,064,049)   (15,050,180)    (8,396,591)     (7,811,773)    (1,243,804)     (2,116,697)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............      46,262,111     54,839,983     38,426,954      42,566,089      5,087,606       4,193,200
                                 ==============  =============  =============  ==============  =============  ==============


                                                                            MIST                        MIST JPMORGAN
                                  MIST INVESCO MID CAP VALUE      INVESCO SMALL CAP GROWTH        GLOBAL ACTIVE ALLOCATION
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2016            2015            2016            2015           2016            2015
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     16,016,570      17,872,501       3,632,938      4,346,144       4,223,944       3,725,346
Units issued and transferred
   from other funding options..      1,151,554       1,658,883         329,745        534,993         668,429       1,664,601
Units redeemed and transferred
   to other funding options....    (3,267,604)     (3,514,814)       (745,578)    (1,248,199)     (1,008,442)     (1,166,003)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     13,900,520      16,016,570       3,217,105      3,632,938       3,883,931       4,223,944
                                 =============  ==============  ==============  =============  ==============  ==============

                                      MIST LOOMIS SAYLES               MIST MET/FRANKLIN              MIST MET/WELLINGTON
                                        GLOBAL MARKETS             LOW DURATION TOTAL RETURN          LARGE CAP RESEARCH
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2016            2015            2016            2015            2016           2015
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........         532,833         584,314         981,341       1,000,480       1,326,829      1,632,849
Units issued and transferred
   from other funding options..          70,791          41,758         202,311         333,023          57,772        129,054
Units redeemed and transferred
   to other funding options....       (112,426)        (93,239)       (271,858)       (352,162)       (187,768)      (435,074)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............         491,198         532,833         911,794         981,341       1,196,833      1,326,829
                                 ==============  ==============  ==============  ==============  ==============  =============



                                         MIST METLIFE                        MIST                       MIST METLIFE
                                     ASSET ALLOCATION 100            METLIFE BALANCED PLUS        MULTI-INDEX TARGETED RISK
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016            2015           2016           2015
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       1,602,470       1,763,916       1,507,821      1,622,023         430,933        233,841
Units issued and transferred
   from other funding options..          69,830         134,256         346,319        411,491          76,002        257,892
Units redeemed and transferred
   to other funding options....       (338,829)       (295,702)       (353,014)      (525,693)       (178,031)       (60,800)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       1,333,471       1,602,470       1,501,126      1,507,821         328,904        430,933
                                 ==============  ==============  ==============  =============  ==============  =============



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                            MIST MFS                   MIST MORGAN STANLEY              MIST OPPENHEIMER
                                     RESEARCH INTERNATIONAL              MID CAP GROWTH                   GLOBAL EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      31,870,645      35,082,889       6,752,826       7,475,690         872,567         966,620
Units issued and transferred
   from other funding options..       2,259,062       2,849,404         865,745         671,957         178,788         131,112
Units redeemed and transferred
   to other funding options....     (5,192,926)     (6,061,648)     (1,389,025)     (1,394,821)       (140,253)       (225,165)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      28,936,781      31,870,645       6,229,546       6,752,826         911,102         872,567
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST PANAGORA                  MIST PIMCO                    MIST PIMCO
                                   GLOBAL DIVERSIFIED RISK      INFLATION PROTECTED BOND            TOTAL RETURN
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        293,224         14,262      3,177,227      3,727,827    105,923,533    122,757,729
Units issued and transferred
   from other funding options..      2,117,086        557,432        316,072        331,838      6,650,776      7,577,992
Units redeemed and transferred
   to other funding options....      (440,127)      (278,470)      (664,040)      (882,438)   (19,710,278)   (24,412,188)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,970,183        293,224      2,829,259      3,177,227     92,864,031    105,923,533
                                 =============  =============  =============  =============  =============  =============

                                          MIST PYRAMIS                 MIST PYRAMIS                  MIST SCHRODERS
                                        GOVERNMENT INCOME              MANAGED RISK                GLOBAL MULTI-ASSET
                                           SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2016            2015          2016           2015            2016           2015
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         307,368        165,422        207,311         87,934      2,639,201      2,803,157
Units issued and transferred
   from other funding options..         139,466        243,966         42,047        137,663        528,242        881,429
Units redeemed and transferred
   to other funding options....       (222,069)      (102,020)       (58,594)       (18,286)      (494,296)    (1,045,385)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         224,765        307,368        190,764        207,311      2,673,147      2,639,201
                                 ==============  =============  =============  =============  =============  =============


                                          MIST SSGA                                                 MIST T. ROWE
                                    GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF         PRICE MID CAP GROWTH
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016          2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      4,138,678      4,444,850      3,158,936      3,400,264     43,791,124     49,399,451
Units issued and transferred
   from other funding options..        171,831        185,443        208,450        431,644      3,828,493      5,253,891
Units redeemed and transferred
   to other funding options....      (595,936)      (491,615)      (481,944)      (672,972)    (9,069,015)   (10,862,218)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,714,573      4,138,678      2,885,442      3,158,936     38,550,602     43,791,124
                                 =============  =============  =============  =============  =============  =============

                                          MSF BAILLIE                   MSF BARCLAYS                         MSF
                                  GIFFORD INTERNATIONAL STOCK       AGGREGATE BOND INDEX            BLACKROCK BOND INCOME
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2016           2015            2016            2015           2016            2015
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     27,742,965      31,149,863      29,634,168     32,084,403      13,462,692      14,885,595
Units issued and transferred
   from other funding options..      1,718,140       2,749,518       5,477,959      4,137,073       1,018,101       1,243,915
Units redeemed and transferred
   to other funding options....    (5,074,475)     (6,156,416)     (7,245,162)    (6,587,308)     (2,359,155)     (2,666,818)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     24,386,630      27,742,965      27,866,965     29,634,168      12,121,638      13,462,692
                                 =============  ==============  ==============  =============  ==============  ==============


                                         MSF BLACKROCK                  MSF BLACKROCK                  MSF BLACKROCK
                                     CAPITAL APPRECIATION              LARGE CAP VALUE             ULTRA-SHORT TERM BOND
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016            2015           2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........     13,808,625      15,897,586      21,373,396     24,119,676     17,226,292      19,586,167
Units issued and transferred
   from other funding options..        735,346         810,809       2,095,028      1,950,540      2,719,230       7,902,074
Units redeemed and transferred
   to other funding options....    (2,003,478)     (2,899,770)     (5,544,339)    (4,696,820)    (5,266,040)    (10,261,949)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............     12,540,493      13,808,625      17,924,085     21,373,396     14,679,482      17,226,292
                                 =============  ==============  ==============  =============  =============  ==============

                                          MSF FRONTIER                        MSF                        MSF LOOMIS
                                         MID CAP GROWTH                 JENNISON GROWTH             SAYLES SMALL CAP CORE
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016           2015            2016           2015
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........         162,702         193,362      22,075,873     24,233,615      13,142,049     15,202,871
Units issued and transferred
   from other funding options..          21,314          21,402       3,913,357      3,723,928         461,493        665,110
Units redeemed and transferred
   to other funding options....        (38,412)        (52,062)     (5,933,656)    (5,881,670)     (2,066,759)    (2,725,932)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............         145,604         162,702      20,055,574     22,075,873      11,536,783     13,142,049
                                 ==============  ==============  ==============  =============  ==============  =============






                                          MSF LOOMIS                  MSF MET/ARTISAN                     MSF
                                    SAYLES SMALL CAP GROWTH            MID CAP VALUE            MET/WELLINGTON BALANCED
                                          SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     12,924,156     15,057,281     21,551,878     24,196,924        134,747        143,973
Units issued and transferred
   from other funding options..      1,119,808      1,102,939        948,665      1,482,784         62,158         22,049
Units redeemed and transferred
   to other funding options....    (2,808,944)    (3,236,064)    (3,592,855)    (4,127,830)       (33,240)       (31,275)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............     11,235,020     12,924,156     18,907,688     21,551,878        163,665        134,747
                                 =============  =============  =============  =============  =============  =============






          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                      MSF MET/WELLINGTON                 MSF METLIFE                      MSF METLIFE
                                   CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20              ASSET ALLOCATION 40
                                          SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2016           2015            2016            2015            2016            2015
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........      45,734,551     53,857,693       4,238,251       4,775,040       8,308,559       9,854,354
Units issued and transferred
   from other funding options..       1,442,650      2,008,239         380,362         607,465         447,936         845,438
Units redeemed and transferred
   to other funding options....     (7,786,816)   (10,131,381)       (842,739)     (1,144,254)     (1,362,882)     (2,391,233)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............      39,390,385     45,734,551       3,775,874       4,238,251       7,393,613       8,308,559
                                 ==============  =============  ==============  ==============  ==============  ==============


                                          MSF METLIFE                      MSF METLIFE                     MSF METLIFE
                                      ASSET ALLOCATION 60              ASSET ALLOCATION 80             MID CAP STOCK INDEX
                                          SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      29,181,489      33,947,563      39,963,794      43,837,426      14,931,760      16,872,248
Units issued and transferred
   from other funding options..       1,245,058       1,242,995       2,263,663       2,206,873       1,629,000       1,517,432
Units redeemed and transferred
   to other funding options....     (4,602,923)     (6,009,069)     (6,118,895)     (6,080,505)     (2,812,934)     (3,457,920)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      25,823,624      29,181,489      36,108,562      39,963,794      13,747,826      14,931,760
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                   MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN             MSF MFS VALUE
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     10,221,981     11,389,111      5,092,815      5,985,507     36,537,619     41,049,457
Units issued and transferred
   from other funding options..        995,884      1,403,763        567,131        459,417      3,518,914      3,833,222
Units redeemed and transferred
   to other funding options....    (2,003,553)    (2,570,893)      (968,970)    (1,352,109)    (6,962,136)    (8,345,060)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,214,312     10,221,981      4,690,976      5,092,815     33,094,397     36,537,619
                                 =============  =============  =============  =============  =============  =============


                                                                            MSF
                                     MSF MSCI EAFE INDEX         NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     25,735,466     27,616,552     32,335,434     37,570,344     13,681,999     15,415,616
Units issued and transferred
   from other funding options..      2,454,512      3,090,055      1,108,097      1,356,375      1,601,956      1,118,419
Units redeemed and transferred
   to other funding options....    (4,515,453)    (4,971,141)    (4,808,294)    (6,591,285)    (2,580,415)    (2,852,036)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............     23,674,525     25,735,466     28,635,237     32,335,434     12,703,540     13,681,999
                                 =============  =============  =============  =============  =============  =============

                                                                                                        MSF WESTERN
                                          MSF T. ROWE                    MSF T. ROWE                 ASSET MANAGEMENT
                                    PRICE LARGE CAP GROWTH         PRICE SMALL CAP GROWTH      STRATEGIC BOND OPPORTUNITIES
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........     25,756,209      29,309,827       8,514,997      9,061,974     26,049,445     29,728,141
Units issued and transferred
   from other funding options..      3,865,381       4,204,109       1,486,651      1,628,591     21,576,217      2,120,329
Units redeemed and transferred
   to other funding options....    (5,910,498)     (7,757,727)     (2,002,963)    (2,175,568)    (6,941,230)    (5,799,025)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............     23,711,092      25,756,209       7,998,685      8,514,997     40,684,432     26,049,445
                                 =============  ==============  ==============  =============  =============  =============



                                          MSF WESTERN
                                       ASSET MANAGEMENT
                                        U.S. GOVERNMENT
                                          SUBACCOUNT
                                 -----------------------------
                                      2016           2015
                                 --------------  -------------

Units beginning of year........      29,385,310     34,254,156
Units issued and transferred
   from other funding options..       2,370,421      2,601,194
Units redeemed and transferred
   to other funding options....     (5,353,907)    (7,470,040)
                                 --------------  -------------
Units end of year..............      26,401,824     29,385,310
                                 ==============  =============



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  American Funds Bond           2016     1,583,928    14.68 - 18.05      27,903,008
     Subaccount                 2015     1,799,791    14.62 - 17.79      31,237,104
                                2014     2,054,115    14.94 - 17.99      36,076,315
                                2013     2,325,977    14.54 - 17.33      39,394,102
                                2012     2,648,283    15.23 - 17.96      46,517,891

  American Funds Global Small   2016    25,275,009      3.01 - 3.66      90,532,040
     Capitalization Subaccount  2015    28,194,373      3.02 - 3.64     100,294,411
                                2014    32,159,842      3.09 - 3.68     115,675,747
                                2013    37,330,513      3.10 - 3.65     133,338,396
                                2012    43,461,938      2.48 - 2.89     122,725,393

  American Funds Growth         2016    11,105,193    19.04 - 26.90     287,740,484
     Subaccount                 2015    12,820,721     5.04 - 24.92     307,490,605
                                2014    15,076,987     5.02 - 23.64     342,821,576
                                2013    18,042,900    16.14 - 22.10     382,996,019
                                2012    21,177,181    12.71 - 17.22     350,147,074

  American Funds                2016    10,299,442    13.12 - 18.53     182,982,079
     Growth-Income Subaccount   2015    11,701,397    12.06 - 16.85     189,038,388
                                2014    13,498,190    12.18 - 16.85     217,950,996
                                2013    16,134,770    11.28 - 15.44     238,636,393
                                2012    18,665,471     8.66 - 11.73     209,539,656

  MIST AB Global Dynamic        2016       339,866    12.04 - 12.60       4,255,229
     Allocation Subaccount      2015       363,522    11.85 - 12.30       4,442,798
     (Commenced 4/30/2012)      2014       344,386    12.02 - 12.37       4,238,825
                                2013       340,220    11.41 - 11.66       3,949,619
                                2012       196,834    10.47 - 10.61       2,082,890

  MIST Allianz Global           2016       294,331      1.02 - 1.03         302,048
     Investors Dynamic          2015       307,914      1.01 - 1.02         313,829
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)      2014        94,142             1.04          98,051

  MIST American Funds           2016    11,350,612     1.38 - 13.89     156,218,897
     Balanced Allocation        2015    12,313,704    12.16 - 13.04     159,128,547
     Subaccount                 2014    13,651,619    12.50 - 13.28     179,851,168
                                2013    14,440,158    12.04 - 12.67     181,618,195
                                2012    14,899,727    10.36 - 10.81     160,100,268

  MIST American Funds Growth    2016    22,758,256    13.02 - 14.08     317,698,345
     Allocation Subaccount      2015    24,572,520    12.29 - 13.07     318,621,059
                                2014    25,618,554    12.63 - 13.32     338,829,244
                                2013    26,207,533    12.03 - 12.67     329,912,452
                                2012    27,533,118     9.82 - 10.24     280,493,850

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  American Funds Bond           2016       1.62        1.15 - 2.20          0.45 - 1.51
     Subaccount                 2015       1.59        1.15 - 2.20      (2.15) - (1.12)
                                2014       1.87        1.40 - 2.45          2.73 - 3.81
                                2013       1.71        1.40 - 2.45      (4.53) - (3.52)
                                2012       2.47        1.15 - 2.20          2.81 - 3.90

  American Funds Global Small   2016       0.24        1.15 - 2.20        (0.37) - 0.73
     Capitalization Subaccount  2015         --        1.15 - 2.20      (2.16) - (1.08)
                                2014       0.12        1.35 - 2.45        (0.35) - 0.75
                                2013       0.87        1.35 - 2.45        25.18 - 26.56
                                2012       1.34        1.15 - 2.20        15.30 - 16.59

  American Funds Growth         2016       0.75        1.15 - 2.20          6.84 - 8.02
     Subaccount                 2015       0.57        1.15 - 2.20          0.40 - 5.43
                                2014       0.75        1.35 - 2.45          1.96 - 7.05
                                2013       0.91        1.35 - 2.45        26.95 - 28.36
                                2012       0.78        1.15 - 2.20        15.02 - 16.30

  American Funds                2016       1.44        1.15 - 2.20         8.82 - 10.03
     Growth-Income Subaccount   2015       1.26        1.15 - 2.20        (1.00) - 0.09
                                2014       1.23        1.35 - 2.45          7.96 - 9.15
                                2013       1.32        1.35 - 2.45        30.27 - 31.71
                                2012       1.57        1.15 - 2.20        14.62 - 15.90

  MIST AB Global Dynamic        2016       1.57        1.15 - 1.95          1.60 - 2.41
     Allocation Subaccount      2015       3.14        1.15 - 1.95      (1.36) - (0.57)
     (Commenced 4/30/2012)      2014       1.87        1.15 - 1.95          5.28 - 6.12
                                2013       1.09        1.15 - 1.95          9.00 - 9.88
                                2012         --        1.15 - 1.95          3.03 - 3.59

  MIST Allianz Global           2016       0.05        1.15 - 1.60          0.38 - 0.83
     Investors Dynamic          2015       1.22        1.15 - 1.60      (2.56) - (2.12)
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)      2014       0.40        1.15 - 1.35          4.40 - 4.55

  MIST American Funds           2016       1.61        1.15 - 2.05          5.62 - 6.58
     Balanced Allocation        2015       1.40        1.15 - 2.05      (2.72) - (1.84)
     Subaccount                 2014       1.27        1.15 - 2.05          3.90 - 4.84
                                2013       1.36        1.15 - 2.05        16.13 - 17.18
                                2012       1.69        1.15 - 2.05        11.21 - 12.22

  MIST American Funds Growth    2016       1.32        1.15 - 2.05          6.75 - 7.71
     Allocation Subaccount      2015       1.31        1.15 - 1.95      (2.67) - (1.89)
                                2014       1.04        1.15 - 1.95          4.33 - 5.17
                                2013       1.01        1.15 - 2.05        22.57 - 23.68
                                2012       1.19        1.15 - 2.05        13.79 - 14.82

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST American Funds          2016      8,654,853    12.62 - 13.53     116,221,978
     Moderate Allocation       2015      9,654,055    12.03 - 12.79     122,657,953
     Subaccount                2014     10,743,062    12.35 - 13.03     139,175,091
                               2013     11,404,147    11.87 - 12.43     140,991,815
                               2012     12,324,435    10.62 - 11.07     135,901,256

  MIST AQR Global Risk         2016        694,683    10.49 - 10.98       7,584,671
     Balanced Subaccount       2015        789,827     9.81 - 10.19       8,013,998
     (Commenced 4/30/2012)     2014      1,109,941    11.07 - 11.40      12,605,187
                               2013      1,011,287    10.78 - 11.09      11,175,438
                               2012        878,635    11.40 - 11.61      10,173,769

  MIST BlackRock Global        2016        614,001    11.34 - 12.04       7,344,831
     Tactical Strategies       2015        685,840    11.23 - 11.66       7,948,746
     Subaccount                2014        727,216    11.36 - 11.81       8,539,602
     (Commenced 4/30/2012)     2013        714,637    10.96 - 11.28       8,021,650
                               2012        585,832    10.16 - 10.34       6,042,380

  MIST Clarion Global Real     2016      2,586,391    16.65 - 18.78      47,891,850
     Estate Subaccount         2015      3,011,290    16.66 - 18.83      55,937,426
                               2014      3,481,040    17.27 - 19.32      66,325,358
                               2013      3,977,435    15.59 - 17.26      67,667,220
                               2012      4,340,517    15.39 - 16.86      72,167,457

  MIST ClearBridge Aggressive  2016     46,262,111      0.98 - 1.52      64,062,358
     Growth Subaccount         2015     54,839,983      0.97 - 1.50      75,223,591
                               2014     60,219,466      1.03 - 1.58      86,973,052
                               2013     28,755,511      0.87 - 1.34      33,957,658
                               2012     27,612,841      0.61 - 0.93      22,188,833

  MIST Harris Oakmark          2016     38,426,954      2.28 - 2.72     101,558,483
     International Subaccount  2015     42,566,089      2.16 - 2.54     105,245,535
                               2014     45,417,654      2.31 - 2.69     119,014,081
                               2013     49,947,770      2.51 - 2.89     140,495,093
                               2012     56,246,801      1.96 - 2.23     122,637,423

  MIST Invesco Balanced-Risk   2016      5,087,606      1.11 - 1.15       5,845,015
     Allocation Subaccount     2015      4,193,200      1.01 - 1.04       4,365,634
     (Commenced 4/30/2012)     2014      5,340,435      1.08 - 1.10       5,871,839
                               2013      5,179,224      1.04 - 1.06       5,459,889
                               2012      5,584,823      1.04 - 1.05       5,857,058

  MIST Invesco Mid Cap Value   2016     13,900,520      3.26 - 3.87      52,599,617
     Subaccount                2015     16,016,570      2.83 - 3.39      53,128,059
     (Commenced 4/30/2012)     2014     17,872,501      3.18 - 3.77      65,871,436
                               2013     21,359,994      2.96 - 3.47      72,645,514
                               2012     24,433,157      2.32 - 2.70      64,474,453

  MIST Invesco Small Cap       2016      3,217,105      2.57 - 2.94       9,270,535
     Growth Subaccount         2015      3,632,938      2.35 - 2.67       9,509,330
                               2014      4,346,144      2.44 - 2.75      11,715,000
                               2013      5,067,816      2.31 - 2.58      12,796,786
                               2012      5,171,776      1.68 - 1.86       9,438,989

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2016       1.91        1.15 - 1.95           4.95 - 5.79
     Moderate Allocation       2015       1.49        1.15 - 1.95       (2.64) - (1.86)
     Subaccount                2014       1.45        1.15 - 1.95           4.05 - 4.88
                               2013       1.64        1.15 - 1.95         11.33 - 12.22
                               2012       2.04        1.15 - 2.05           8.58 - 9.57

  MIST AQR Global Risk         2016         --        1.15 - 1.95           6.86 - 7.72
     Balanced Subaccount       2015       5.58        1.15 - 1.95     (11.32) - (10.61)
     (Commenced 4/30/2012)     2014         --        1.15 - 1.95           1.99 - 2.81
                               2013       2.08        1.15 - 2.20       (5.49) - (4.50)
                               2012         --        1.15 - 2.20           3.10 - 3.83

  MIST BlackRock Global        2016       1.46        1.15 - 2.20           2.16 - 3.24
     Tactical Strategies       2015       1.54        1.15 - 1.95       (2.04) - (1.25)
     Subaccount                2014       1.06        1.15 - 2.20           3.61 - 4.70
     (Commenced 4/30/2012)     2013       1.39        1.15 - 2.20           7.91 - 9.05
                               2012         --        1.15 - 2.20           2.69 - 3.41

  MIST Clarion Global Real     2016       2.08        1.15 - 2.10       (1.22) - (0.28)
     Estate Subaccount         2015       3.78        1.15 - 2.20       (3.55) - (2.53)
                               2014       1.61        1.15 - 2.20         10.80 - 11.97
                               2013       6.91        1.15 - 2.20           1.29 - 2.36
                               2012       2.07        1.15 - 2.20         23.23 - 24.54

  MIST ClearBridge Aggressive  2016       0.44        1.15 - 2.20           0.45 - 1.66
     Growth Subaccount         2015       0.25        1.15 - 2.20       (6.13) - (5.08)
                               2014       0.09        1.15 - 2.20         16.31 - 17.58
                               2013       0.27        1.15 - 2.20         42.44 - 44.18
                               2012       0.09        1.15 - 2.20         15.92 - 17.21

  MIST Harris Oakmark          2016       2.14        1.15 - 2.20           5.82 - 7.07
     International Subaccount  2015       3.01        1.15 - 2.20       (6.60) - (5.55)
                               2014       2.45        1.15 - 2.20       (7.84) - (6.74)
                               2013       2.55        1.15 - 2.20         27.65 - 29.15
                               2012       1.63        1.15 - 2.20         26.43 - 27.79

  MIST Invesco Balanced-Risk   2016       0.15        1.15 - 1.95          9.56 - 10.44
     Allocation Subaccount     2015       2.71        1.15 - 1.95       (6.06) - (5.30)
     (Commenced 4/30/2012)     2014         --        1.15 - 1.95           3.54 - 4.37
                               2013         --        1.15 - 1.95         (0.11) - 0.70
                               2012       0.57        1.15 - 1.95           3.31 - 3.86

  MIST Invesco Mid Cap Value   2016       0.63        1.15 - 2.10         13.10 - 14.18
     Subaccount                2015       0.46        1.15 - 2.20     (10.96) - (10.02)
     (Commenced 4/30/2012)     2014       0.48        1.15 - 2.20           7.26 - 8.39
                               2013       0.73        1.15 - 2.20         27.47 - 28.82
                               2012         --        1.15 - 2.20           1.74 - 2.47

  MIST Invesco Small Cap       2016         --        1.15 - 2.05          9.17 - 10.16
     Growth Subaccount         2015         --        1.15 - 2.05       (3.70) - (2.83)
                               2014         --        1.15 - 2.05           5.72 - 6.68
                               2013       0.22        1.15 - 2.05         37.33 - 38.57
                               2012         --        1.15 - 2.05         15.82 - 16.87

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST JPMorgan Global Active   2016     3,883,931      1.19 - 1.24       4,783,661
     Allocation Subaccount      2015     4,223,944      1.18 - 1.22       5,120,603
     (Commenced 4/30/2012)      2014     3,725,346      1.19 - 1.22       4,530,802
                                2013     3,454,086      1.14 - 1.15       3,975,793
                                2012     1,391,913             1.05       1,462,127

  MIST Loomis Sayles Global     2016       491,198     1.51 - 15.39       7,083,886
     Markets Subaccount         2015       532,833     1.46 - 14.86       7,123,043
     (Commenced 4/29/2013)      2014       584,314     1.47 - 14.85       7,804,547
                                2013       612,874    13.67 - 14.52       8,800,808

  MIST Met/Franklin Low         2016       911,794     9.60 - 10.10       9,144,097
     Duration Total Return      2015       981,341      9.61 - 9.91       9,666,742
     Subaccount                 2014     1,000,480     9.76 - 10.09      10,040,845
                                2013     1,070,341     9.86 - 10.10      10,762,551
                                2012       134,808     9.94 - 10.10       1,358,619

  MIST Met/Wellington Large     2016     1,196,833     9.05 - 12.44      14,302,701
     Cap Research Subaccount    2015     1,326,829     8.53 - 11.62      14,815,754
                                2014     1,632,849     8.34 - 11.25      17,639,903
                                2013     1,682,265     7.28 - 10.03      16,194,897
                                2012     1,978,362      5.54 - 7.55      14,314,469

  MIST MetLife Asset            2016     1,333,471    15.01 - 16.96      22,352,058
     Allocation 100 Subaccount  2015     1,602,470    14.46 - 15.75      24,955,510
                                2014     1,763,916    14.68 - 16.25      28,342,417
                                2013     2,094,855    14.28 - 15.65      32,390,256
                                2012     2,326,171    11.27 - 12.22      28,109,733

  MIST MetLife Balanced Plus    2016     1,501,126    12.50 - 13.08      19,452,040
     Subaccount                 2015     1,507,821    11.76 - 12.21      18,270,651
     (Commenced 4/30/2012)      2014     1,622,023    12.50 - 12.88      20,771,779
                                2013     1,283,328    11.63 - 11.88      15,182,172
                                2012       367,388    10.37 - 10.51       3,849,521

  MIST MetLife Multi-Index      2016       328,904    11.97 - 12.32       4,029,157
     Targeted Risk Subaccount   2015       430,933    11.70 - 11.94       5,127,702
     (Commenced 4/29/2013)      2014       233,841    12.06 - 12.23       2,855,092
                                2013        51,281    11.24 - 11.32         579,432

  MIST MFS Research             2016    28,936,781      1.32 - 1.58      44,975,903
     International Subaccount   2015    31,870,645      1.36 - 1.61      50,561,126
                                2014    35,082,889      1.42 - 1.66      57,350,296
                                2013    38,428,828      1.56 - 1.81      68,276,242
                                2012    42,650,041      1.34 - 1.53      64,290,997

  MIST Morgan Stanley Mid Cap   2016     6,229,546      1.46 - 1.79      10,900,288
     Growth Subaccount          2015     6,752,826      1.63 - 1.98      13,063,319
                                2014     7,475,690      1.75 - 2.11      15,403,174
                                2013     8,415,324      1.77 - 2.11      17,352,268
                                2012    10,129,294      1.30 - 1.54      15,201,233

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MIST JPMorgan Global Active   2016       2.12        1.15 - 1.95          0.92 - 1.73
     Allocation Subaccount      2015       2.76        1.15 - 1.95      (1.05) - (0.26)
     (Commenced 4/30/2012)      2014       1.12        1.15 - 1.95          4.91 - 5.75
                                2013       0.09        1.15 - 1.95          8.84 - 9.72
                                2012       0.75        1.15 - 1.95          3.30 - 3.85

  MIST Loomis Sayles Global     2016       1.65        1.15 - 2.20          2.50 - 3.58
     Markets Subaccount         2015       1.57        1.15 - 1.95        (0.73) - 0.07
     (Commenced 4/29/2013)      2014       2.18        1.15 - 2.20          1.22 - 2.28
                                2013         --        1.15 - 2.20         9.95 - 10.74

  MIST Met/Franklin Low         2016       3.01        1.15 - 2.05          1.04 - 1.95
     Duration Total Return      2015       3.06        1.15 - 1.80      (2.40) - (1.76)
     Subaccount                 2014       2.05        1.15 - 2.05      (0.99) - (0.10)
                                2013       0.94        1.15 - 2.05        (0.89) - 0.00
                                2012       1.78        1.15 - 2.05          2.27 - 3.20

  MIST Met/Wellington Large     2016       2.19        1.15 - 2.10          6.03 - 7.04
     Cap Research Subaccount    2015       0.71        1.15 - 2.10          2.32 - 3.30
                                2014       0.72        1.07 - 2.02        11.15 - 12.21
                                2013       1.26        1.15 - 2.20        31.36 - 32.75
                                2012       1.02        1.15 - 2.20        10.93 - 12.11

  MIST MetLife Asset            2016       2.33        1.15 - 2.20          6.61 - 7.73
     Allocation 100 Subaccount  2015       1.28        1.15 - 1.95      (3.90) - (3.13)
                                2014       0.74        1.15 - 2.20          2.80 - 3.89
                                2013       0.73        1.15 - 2.20        26.69 - 28.03
                                2012       0.64        1.15 - 2.20        14.19 - 15.40

  MIST MetLife Balanced Plus    2016       2.73        1.15 - 1.95          6.27 - 7.13
     Subaccount                 2015       2.19        1.15 - 1.95      (5.94) - (5.18)
     (Commenced 4/30/2012)      2014       1.58        1.15 - 1.95          7.53 - 8.39
                                2013       0.83        1.15 - 1.95        12.15 - 13.05
                                2012         --        1.15 - 1.95          4.25 - 4.82

  MIST MetLife Multi-Index      2016       1.23        1.15 - 1.85          2.45 - 3.17
     Targeted Risk Subaccount   2015       1.14        1.15 - 1.80      (2.97) - (2.34)
     (Commenced 4/29/2013)      2014         --        1.15 - 1.80          7.31 - 8.01
                                2013       0.44        1.15 - 1.80          4.28 - 4.74

  MIST MFS Research             2016       2.00        1.15 - 2.20      (3.03) - (2.01)
     International Subaccount   2015       2.70        1.15 - 2.20      (3.91) - (2.90)
                                2014       2.24        1.15 - 2.20      (8.97) - (8.01)
                                2013       2.58        1.15 - 2.20        16.66 - 17.89
                                2012       1.90        1.15 - 2.20        14.16 - 15.37

  MIST Morgan Stanley Mid Cap   2016         --        1.15 - 2.20     (10.45) - (9.51)
     Growth Subaccount          2015         --        1.15 - 2.20      (7.09) - (6.11)
                                2014         --        1.15 - 2.20      (1.18) - (0.14)
                                2013       0.64        1.15 - 2.20        36.00 - 37.43
                                2012         --        1.15 - 2.20          6.89 - 8.03

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST Oppenheimer Global         2016       911,102    22.00 - 27.10      24,203,904
     Equity Subaccount            2015       872,567    22.44 - 27.35      23,400,267
                                  2014       966,620    22.07 - 26.62      25,199,517
                                  2013     1,083,733    22.09 - 26.36      27,920,840
                                  2012     1,026,930    17.76 - 20.98      21,023,383

  MIST PanAgora Global            2016     1,970,183      1.04 - 1.06       2,093,110
     Diversified Risk Subaccount  2015       293,224             0.97         284,111
     (Commenced 4/28/2014)        2014        14,262             1.04          14,785

  MIST PIMCO Inflation            2016     2,829,259    13.26 - 15.09      41,977,421
     Protected Bond Subaccount    2015     3,177,227    12.73 - 14.54      45,457,474
                                  2014     3,727,827    13.43 - 15.18      55,660,905
                                  2013     4,389,955    13.35 - 14.93      64,470,336
                                  2012     5,518,601    15.04 - 16.64      90,359,849

  MIST PIMCO Total Return         2016    92,864,031      1.57 - 1.85     168,834,685
     Subaccount                   2015   105,923,533      1.56 - 1.83     190,048,473
                                  2014   122,757,729      1.60 - 1.85     222,814,774
                                  2013   143,046,103      1.57 - 1.79     252,169,121
                                  2012   154,390,105      1.63 - 1.85     280,763,140

  MIST Pyramis Government         2016       224,765    10.48 - 10.96       2,449,387
     Income Subaccount            2015       307,368    10.54 - 10.95       3,339,146
     (Commenced 4/30/2012)        2014       165,422    10.70 - 11.02       1,808,773
                                  2013       137,416    10.15 - 10.37       1,416,691
                                  2012        98,388    10.84 - 10.99       1,078,256

  MIST Pyramis Managed Risk       2016       190,764    11.38 - 11.67       2,220,239
     Subaccount                   2015       207,311    11.10 - 11.29       2,335,480
     (Commenced 4/29/2013)        2014        87,934    11.44 - 11.57       1,015,117
                                  2013        41,171    10.74 - 10.77         443,128

  MIST Schroders Global           2016     2,673,147      1.22 - 1.27       3,382,168
     Multi-Asset Subaccount       2015     2,639,201      1.18 - 1.22       3,196,224
     (Commenced 4/30/2012)        2014     2,803,157      1.21 - 1.24       3,468,177
                                  2013     2,274,941      1.15 - 1.16       2,644,387
                                  2012     1,242,122      1.06 - 1.07       1,328,035

  MIST SSGA Growth and Income     2016     3,714,573    14.27 - 15.61      57,448,848
     ETF Subaccount               2015     4,138,678    13.75 - 14.93      61,256,022
                                  2014     4,444,850    14.31 - 15.41      67,926,805
                                  2013     4,805,421    13.79 - 14.73      70,251,765
                                  2012     5,112,036    12.45 - 13.19      66,981,641

  MIST SSGA Growth ETF            2016     2,885,442    14.07 - 15.57      44,547,036
     Subaccount                   2015     3,158,936    13.58 - 14.74      46,182,726
                                  2014     3,400,264    14.04 - 15.26      51,467,013
                                  2013     3,533,099    13.60 - 14.65      51,363,420
                                  2012     3,096,331    11.76 - 12.55      38,545,404

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST Oppenheimer Global         2016       0.93        1.15 - 2.20       (1.95) - (0.92)
     Equity Subaccount            2015       0.94        1.15 - 2.20           1.67 - 2.75
                                  2014       0.84        1.05 - 2.10         (0.08) - 0.97
                                  2013       1.61        1.15 - 2.20         24.35 - 25.66
                                  2012       1.38        1.15 - 2.20         18.53 - 19.78

  MIST PanAgora Global            2016       3.27        1.15 - 1.85           9.09 - 9.85
     Diversified Risk Subaccount  2015       0.29        1.15 - 1.35       (6.74) - (6.56)
     (Commenced 4/28/2014)        2014       0.26               1.25                  3.68

  MIST PIMCO Inflation            2016         --        1.15 - 2.10           2.80 - 3.78
     Protected Bond Subaccount    2015       4.91        1.15 - 2.20       (5.22) - (4.22)
                                  2014       1.54        1.15 - 2.20           0.65 - 1.72
                                  2013       2.27        1.15 - 2.20     (11.25) - (10.31)
                                  2012       2.98        1.15 - 2.20           6.74 - 7.88

  MIST PIMCO Total Return         2016       2.55        1.15 - 2.20           0.38 - 1.44
     Subaccount                   2015       5.27        1.15 - 2.20       (2.17) - (1.14)
                                  2014       2.36        1.15 - 2.20           1.92 - 3.00
                                  2013       4.23        1.15 - 2.20       (4.05) - (3.04)
                                  2012       3.14        1.15 - 2.20           6.88 - 8.02

  MIST Pyramis Government         2016       2.05        1.15 - 1.95         (0.64) - 0.16
     Income Subaccount            2015       1.91        1.15 - 1.95       (1.51) - (0.72)
     (Commenced 4/30/2012)        2014       2.22        1.15 - 1.95           5.48 - 6.33
                                  2013       1.81        1.15 - 1.95       (6.36) - (5.61)
                                  2012         --        1.15 - 1.95           1.17 - 1.72

  MIST Pyramis Managed Risk       2016       0.73        1.15 - 1.85           2.65 - 3.37
     Subaccount                   2015       0.69        1.15 - 1.80       (3.01) - (2.38)
     (Commenced 4/29/2013)        2014         --        1.15 - 1.80           6.70 - 7.40
                                  2013       1.22        1.15 - 1.60           5.12 - 5.43

  MIST Schroders Global           2016       1.36        1.15 - 1.95           3.61 - 4.44
     Multi-Asset Subaccount       2015       0.95        1.15 - 1.95       (2.79) - (2.01)
     (Commenced 4/30/2012)        2014       1.22        1.15 - 1.95           5.66 - 6.51
                                  2013       0.01        1.15 - 1.95           7.98 - 8.85
                                  2012       1.54        1.15 - 1.95           5.29 - 5.86

  MIST SSGA Growth and Income     2016       2.36        1.15 - 1.95           3.74 - 4.57
     ETF Subaccount               2015       2.29        1.15 - 1.95       (3.86) - (3.08)
                                  2014       2.22        1.15 - 1.95           3.77 - 4.60
                                  2013       2.50        1.15 - 1.95         10.75 - 11.64
                                  2012       2.36        1.15 - 1.95         10.66 - 11.55

  MIST SSGA Growth ETF            2016       2.15        1.15 - 2.05           4.71 - 5.66
     Subaccount                   2015       2.04        1.15 - 1.95       (4.20) - (3.43)
                                  2014       1.90        1.15 - 2.05           3.24 - 4.17
                                  2013       2.07        1.15 - 2.05         15.68 - 16.72
                                  2012       1.92        1.15 - 2.05         12.69 - 13.71

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST T. Rowe Price Mid Cap   2016    38,550,602       1.66 - 1.96     73,965,658
     Growth Subaccount         2015    43,791,124       1.59 - 1.86     80,078,060
                               2014    49,399,451       1.53 - 1.77     85,709,579
                               2013    55,061,813       1.38 - 1.58     85,764,588
                               2012    63,335,359       1.04 - 1.17     73,147,138

  MSF Baillie Gifford          2016    24,386,630       1.15 - 1.49     34,962,106
     International Stock       2015    27,742,965       1.13 - 1.43     38,235,379
     Subaccount                2014    31,149,863       1.17 - 1.48     44,356,217
                               2013    34,523,112       1.19 - 1.54     51,433,878
                               2012    38,951,302       1.06 - 1.35     50,921,452

  MSF Barclays Aggregate Bond  2016    27,866,965       1.44 - 1.75     47,526,945
     Index Subaccount          2015    29,634,168       1.51 - 1.73     50,066,734
                               2014    32,084,403       1.47 - 1.75     54,897,351
                               2013    35,166,715       1.43 - 1.68     57,720,818
                               2012    37,737,914       1.50 - 1.74     64,276,772

  MSF BlackRock Bond Income    2016    12,121,638       4.95 - 6.68     76,990,690
     Subaccount                2015    13,462,692       4.91 - 6.57     84,177,107
                               2014    14,885,595       4.99 - 6.62     93,750,166
                               2013    16,334,076       4.70 - 6.26     97,412,829
                               2012    18,015,817       4.64 - 6.40    109,634,389

  MSF BlackRock Capital        2016    12,540,493       2.46 - 5.01     61,053,549
     Appreciation Subaccount   2015    13,808,625       2.50 - 5.07     68,080,443
                               2014    15,897,586       2.39 - 4.83     74,762,622
                               2013    19,170,461       2.22 - 4.50     83,923,630
                               2012    22,736,619       1.68 - 3.39     75,225,794

  MSF BlackRock Large Cap      2016    17,924,085       1.68 - 1.99     34,659,666
     Value Subaccount          2015    21,373,396       1.45 - 1.70     35,427,902
                               2014    24,119,676       1.59 - 1.83     43,113,362
                               2013    27,136,141       1.48 - 1.69     44,710,234
                               2012    28,641,252       1.15 - 1.30     36,219,149

  MSF BlackRock Ultra-Short    2016    14,679,482       1.78 - 2.33     32,813,336
     Term Bond Subaccount      2015    17,226,292       1.82 - 2.35     38,765,108
                               2014    19,586,167       1.71 - 2.39     44,665,731
                               2013    24,312,164       1.75 - 2.42     56,018,696
                               2012    27,081,624       1.79 - 2.45     63,129,311

  MSF Frontier Mid Cap Growth  2016       145,604     58.13 - 75.26     10,585,331
     Subaccount                2015       162,702     56.43 - 72.40     11,299,529
                               2014       193,362     53.93 - 71.38     13,173,590
                               2013       227,192     49.72 - 65.12     14,115,648
                               2012       259,318     38.38 - 49.74     12,302,094

  MSF Jennison Growth          2016    20,055,574       0.80 - 0.95     18,435,535
     Subaccount                2015    22,075,873       0.82 - 0.96     20,604,963
                               2014    24,233,615       0.76 - 0.88     20,690,541
                               2013    28,011,321       0.70 - 0.81     22,243,582
                               2012    34,186,891       0.53 - 0.60     20,116,086

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST T. Rowe Price Mid Cap   2016         --        1.15 - 2.20          3.90 - 5.00
     Growth Subaccount         2015         --        1.15 - 2.20          4.35 - 5.45
                               2014         --        1.15 - 2.20        10.32 - 11.49
                               2013       0.21        1.15 - 2.20        33.61 - 35.02
                               2012         --        1.15 - 2.20        11.20 - 12.38

  MSF Baillie Gifford          2016       1.45        1.15 - 2.10          2.92 - 4.04
     International Stock       2015       1.52        1.15 - 2.10      (4.18) - (3.27)
     Subaccount                2014       1.30        1.15 - 2.10      (5.30) - (4.30)
                               2013       1.49        1.15 - 2.20        12.63 - 13.99
                               2012       1.20        1.15 - 2.20        16.76 - 18.02

  MSF Barclays Aggregate Bond  2016       2.58        1.15 - 2.20        (0.08) - 0.97
     Index Subaccount          2015       2.73        1.15 - 1.95      (1.84) - (1.05)
                               2014       2.86        1.15 - 2.20          3.18 - 4.27
                               2013       3.46        1.15 - 2.20      (4.65) - (3.65)
                               2012       3.59        1.15 - 2.20          1.36 - 2.43

  MSF BlackRock Bond Income    2016       3.02        1.15 - 2.00          0.83 - 1.74
     Subaccount                2015       3.67        1.15 - 2.00      (1.65) - (0.76)
                               2014       3.32        1.15 - 2.00          4.69 - 5.65
                               2013       3.89        1.15 - 2.05      (3.02) - (2.10)
                               2012       2.58        1.15 - 2.20          4.94 - 6.10

  MSF BlackRock Capital        2016         --        1.15 - 2.10      (2.17) - (1.20)
     Appreciation Subaccount   2015         --        1.15 - 2.10          3.86 - 4.89
                               2014       0.03        1.15 - 2.20          6.27 - 7.50
                               2013       0.75        1.15 - 2.20        30.99 - 32.51
                               2012       0.22        1.15 - 2.20        11.58 - 12.86

  MSF BlackRock Large Cap      2016       1.44        1.15 - 2.20        15.53 - 16.79
     Value Subaccount          2015       1.59        1.15 - 2.20      (8.22) - (7.14)
                               2014       1.10        1.15 - 2.20          7.31 - 8.53
                               2013       1.18        1.15 - 2.20        28.88 - 30.38
                               2012       1.44        1.15 - 2.20        11.48 - 12.83

  MSF BlackRock Ultra-Short    2016       0.01        1.15 - 1.95      (1.82) - (1.00)
     Term Bond Subaccount      2015         --        1.15 - 1.95      (1.93) - (1.14)
                               2014         --        1.15 - 2.20      (2.18) - (1.14)
                               2013         --        1.15 - 2.20      (2.18) - (1.14)
                               2012         --        1.15 - 2.20      (2.19) - (1.15)

  MSF Frontier Mid Cap Growth  2016         --        1.15 - 2.05          3.02 - 3.96
     Subaccount                2015         --        1.15 - 2.05          0.52 - 1.43
                               2014         --        1.15 - 2.20          8.46 - 9.61
                               2013       1.12        1.15 - 2.20        29.55 - 30.92
                               2012         --        1.15 - 2.20          8.27 - 9.42

  MSF Jennison Growth          2016       0.07        1.15 - 2.10      (2.16) - (1.16)
     Subaccount                2015       0.06        1.15 - 2.10          8.30 - 9.40
                               2014       0.07        1.15 - 2.10          6.54 - 7.61
                               2013       0.26        1.15 - 2.20        33.93 - 35.34
                               2012       0.05        1.15 - 2.20       (4.51) - 14.25

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      -----------  ---------------  --------------
  MSF Loomis Sayles Small Cap  2016    11,536,783      5.53 - 6.92      77,231,735
     Core Subaccount           2015    13,142,049      4.60 - 5.88      74,762,807
                               2014    15,202,871      4.78 - 6.04      88,938,080
                               2013    17,829,467      4.72 - 5.90     101,863,059
                               2012    20,692,464      3.43 - 4.24      84,979,664

  MSF Loomis Sayles Small Cap  2016    11,235,020      1.59 - 1.88      20,776,619
     Growth Subaccount         2015    12,924,156      1.54 - 1.79      22,790,813
                               2014    15,057,281      1.55 - 1.79      26,507,182
                               2013    16,983,884      1.57 - 1.79      29,937,334
                               2012    19,740,364      1.08 - 1.22      23,754,198

  MSF Met/Artisan Mid Cap      2016    18,907,688      4.41 - 5.52     100,497,993
     Value Subaccount          2015    21,551,878      3.48 - 4.55      94,425,561
                               2014    24,196,924      3.93 - 5.09     118,669,726
                               2013    28,625,432      3.95 - 5.06     139,622,050
                               2012    33,885,499      2.96 - 3.74     122,364,566

  MSF Met/Wellington Balanced  2016       163,665    48.79 - 67.20      10,593,965
     Subaccount                2015       134,747    50.30 - 63.69       8,194,678
                               2014       143,973    46.69 - 62.98       8,642,661
                               2013       165,341    43.28 - 57.77       9,114,958
                               2012       179,353    36.79 - 48.58       8,310,586

  MSF Met/Wellington Core      2016    39,390,385      4.66 - 5.68     216,138,131
     Equity Opportunities      2015    45,734,551      4.21 - 5.36     237,055,645
     Subaccount                2014    53,857,693      4.21 - 5.31     276,231,796
                               2013    65,387,642      3.90 - 4.86     307,249,171
                               2012    76,453,047      2.99 - 3.68     272,302,821

  MSF MetLife Asset            2016     3,775,874    13.38 - 14.87      55,259,597
     Allocation 20 Subaccount  2015     4,238,251    13.21 - 14.39      60,016,928
                               2014     4,775,040    13.22 - 14.64      68,920,141
                               2013     5,660,242    12.94 - 14.18      79,132,085
                               2012     7,292,959    12.68 - 13.75      99,014,719

  MSF MetLife Asset            2016     7,393,613    14.26 - 15.84     115,389,966
     Allocation 40 Subaccount  2015     8,308,559    13.72 - 15.10     123,735,009
                               2014     9,854,354    14.16 - 15.44     150,208,135
                               2013    11,364,982    13.77 - 14.89     167,044,283
                               2012    12,239,273    12.53 - 13.58     164,236,003

  MSF MetLife Asset            2016    25,823,624    14.65 - 16.56     421,701,054
     Allocation 60 Subaccount  2015    29,181,489    13.98 - 15.64     450,175,674
                               2014    33,947,563    14.48 - 16.03     536,980,259
                               2013    38,014,221    14.09 - 15.43     579,666,964
                               2012    40,075,386    12.21 - 13.23     524,607,576

  MSF MetLife Asset            2016    36,108,562    15.34 - 17.04     607,345,164
     Allocation 80 Subaccount  2015    39,963,794    14.25 - 15.94     628,500,710
                               2014    43,837,426    14.82 - 16.40     709,612,314
                               2013    46,754,770    14.40 - 15.77     728,399,299
                               2012    50,296,027    11.84 - 12.83     638,284,894

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF Loomis Sayles Small Cap  2016       0.17        1.15 - 2.05         16.56 - 17.73
     Core Subaccount           2015       0.05        1.15 - 2.20       (3.88) - (2.77)
                               2014       0.01        1.15 - 2.20           1.25 - 2.42
                               2013       0.31        1.15 - 2.20         37.63 - 39.22
                               2012         --        1.15 - 2.20         11.77 - 13.07

  MSF Loomis Sayles Small Cap  2016         --        1.15 - 2.20           3.74 - 4.83
     Growth Subaccount         2015         --        1.15 - 2.20         (0.78) - 0.27
                               2014         --        1.15 - 2.20       (1.26) - (0.22)
                               2013         --        1.15 - 2.20         45.15 - 46.68
                               2012         --        1.15 - 2.20           8.47 - 9.62

  MSF Met/Artisan Mid Cap      2016       0.95        1.15 - 2.10         20.23 - 21.37
     Value Subaccount          2015       1.02        1.15 - 2.20     (11.63) - (10.61)
                               2014       0.60        1.15 - 2.20         (0.54) - 0.61
                               2013       0.85        1.15 - 2.20         33.54 - 35.09
                               2012       0.87        1.15 - 2.20          9.14 - 10.41

  MSF Met/Wellington Balanced  2016       2.34        1.15 - 2.20           4.42 - 5.52
     Subaccount                2015       1.68        1.15 - 1.95           0.32 - 1.13
                               2014       1.75        1.15 - 2.20           7.88 - 9.02
                               2013       2.25        1.15 - 2.20         17.66 - 18.90
                               2012       2.02        1.15 - 2.20          9.66 - 10.82

  MSF Met/Wellington Core      2016       1.47        1.15 - 1.95           4.99 - 5.93
     Equity Opportunities      2015       1.61        1.15 - 2.20         (0.08) - 1.10
     Subaccount                2014       0.55        1.15 - 2.20           7.95 - 9.18
                               2013       1.25        1.15 - 2.20         30.46 - 32.00
                               2012       0.68        1.15 - 2.20         10.15 - 11.41

  MSF MetLife Asset            2016       3.21        1.15 - 2.05           2.41 - 3.33
     Allocation 20 Subaccount  2015       2.10        1.15 - 1.95       (2.51) - (1.72)
                               2014       3.97        1.15 - 2.20           2.20 - 3.28
                               2013       3.02        1.15 - 2.20           2.02 - 3.09
                               2012       3.11        1.15 - 2.20           6.79 - 7.92

  MSF MetLife Asset            2016       3.54        1.15 - 2.05           3.94 - 4.87
     Allocation 40 Subaccount  2015       0.28        1.15 - 2.05       (3.08) - (2.20)
                               2014       2.88        1.15 - 2.05           2.80 - 3.73
                               2013       2.52        1.15 - 2.05           8.67 - 9.66
                               2012       2.90        1.15 - 2.20          9.02 - 10.18

  MSF MetLife Asset            2016       3.15        1.15 - 2.20           4.77 - 5.88
     Allocation 60 Subaccount  2015       0.53        1.15 - 2.20       (3.42) - (2.40)
                               2014       2.08        1.15 - 2.20           2.76 - 3.85
                               2013       1.93        1.15 - 2.20         15.42 - 16.64
                               2012       2.31        1.15 - 2.20         10.76 - 11.94

  MSF MetLife Asset            2016       2.94        1.15 - 2.05           5.95 - 6.90
     Allocation 80 Subaccount  2015       0.33        1.15 - 2.20       (3.84) - (2.82)
                               2014       1.61        1.15 - 2.20           2.94 - 4.02
                               2013       1.45        1.15 - 2.20         21.61 - 22.89
                               2012       1.91        1.15 - 2.20         12.86 - 14.06

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock    2016    13,747,826      2.85 - 3.25      43,844,511
     Index Subaccount          2015    14,931,760      2.42 - 2.73      40,115,383
                               2014    16,872,248      2.53 - 2.84      47,120,563
                               2013    19,063,379      2.28 - 2.63      49,300,976
                               2012    21,850,416      1.76 - 2.00      43,051,751

  MSF MetLife Stock Index      2016     9,214,312      6.01 - 7.44      66,461,194
     Subaccount                2015    10,221,981      5.51 - 6.76      66,987,285
                               2014    11,389,111      5.23 - 6.78      74,895,370
                               2013    12,521,936      4.73 - 6.06      73,596,932
                               2012    13,877,297      3.67 - 4.66      62,563,406

  MSF MFS Total Return         2016     4,690,976     5.27 - 68.50      41,534,107
     Subaccount                2015     5,092,815     4.94 - 63.68      42,147,849
                               2014     5,985,507     4.92 - 64.74      49,656,232
                               2013     7,358,832     4.65 - 60.50      56,360,705
                               2012     8,158,061     4.00 - 51.61      53,660,070

  MSF MFS Value Subaccount     2016    33,094,397     1.43 - 15.38      83,454,614
                               2015    36,537,619     1.27 - 13.63      81,600,868
                               2014    41,049,457     1.29 - 13.84      93,384,518
                               2013    47,559,233     1.18 - 12.67      99,910,703
                               2012    37,585,526      1.21 - 1.42      51,957,406

  MSF MSCI EAFE Index          2016    23,674,525      1.25 - 1.44      33,566,237
     Subaccount                2015    25,735,466      1.26 - 1.45      36,558,314
                               2014    27,616,552      1.30 - 1.48      40,202,603
                               2013    30,060,411      1.36 - 1.60      47,208,525
                               2012    32,831,212      1.15 - 1.33      42,868,013

  MSF Neuberger Berman         2016    28,635,237      2.56 - 3.01      84,216,626
     Genesis Subaccount        2015    32,335,434      2.21 - 2.57      81,246,266
                               2014    37,570,344      2.24 - 2.59      95,137,635
                               2013    44,237,122      2.06 - 2.62     113,610,753
                               2012    42,307,991      1.66 - 1.92      79,566,362

  MSF Russell 2000 Index       2016    12,703,540      2.71 - 3.22      40,051,863
     Subaccount                2015    13,681,999      2.35 - 2.70      36,091,688
                               2014    15,415,616      2.51 - 2.86      43,088,125
                               2013    17,763,527      2.35 - 2.76      47,935,785
                               2012    20,477,220      1.74 - 2.02      40,442,242

  MSF T. Rowe Price Large Cap  2016    23,711,092     2.23 - 26.46      62,795,223
     Growth Subaccount         2015    25,756,209     2.24 - 26.39      67,939,647
                               2014    29,309,827     2.07 - 24.18      70,710,117
                               2013    33,495,559     1.95 - 22.50      75,081,697
                               2012    23,635,941      1.44 - 1.67      38,514,439

  MSF T. Rowe Price Small Cap  2016     7,998,685      2.94 - 3.62      28,266,179
     Growth Subaccount         2015     8,514,997      2.69 - 3.28      27,325,553
                               2014     9,061,974      2.69 - 3.24      28,694,594
                               2013    10,399,904      2.58 - 3.07      31,191,510
                               2012    11,139,207      1.83 - 2.16      23,444,285

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF MetLife Mid Cap Stock    2016       1.04        1.15 - 1.95        17.82 - 18.76
     Index Subaccount          2015       0.94        1.15 - 1.95      (4.50) - (3.73)
                               2014       0.84        1.15 - 1.95          7.12 - 7.98
                               2013       0.97        1.15 - 2.20        29.94 - 31.31
                               2012       0.77        1.15 - 2.20        14.76 - 15.98

  MSF MetLife Stock Index      2016       1.82        1.15 - 1.95         9.23 - 10.11
     Subaccount                2015       1.53        1.15 - 1.95      (1.04) - (0.24)
                               2014       1.52        1.15 - 2.20        10.64 - 11.81
                               2013       1.69        1.15 - 2.20        28.83 - 30.19
                               2012       1.62        1.15 - 2.20        12.90 - 14.10

  MSF MFS Total Return         2016       2.70        1.15 - 2.10          6.66 - 7.68
     Subaccount                2015       2.41        1.15 - 2.10      (2.47) - (1.54)
                               2014       2.26        1.15 - 2.20          6.01 - 7.12
                               2013       2.42        1.15 - 2.20        16.12 - 17.34
                               2012       2.71        1.15 - 2.20         8.87 - 10.03

  MSF MFS Value Subaccount     2016       2.10        1.15 - 2.20        11.61 - 12.90
                               2015       2.55        1.15 - 2.20      (2.53) - (1.41)
                               2014       1.59        1.15 - 2.20          8.16 - 9.36
                               2013       1.17        1.15 - 2.20        18.00 - 34.08
                               2012       1.79        1.15 - 2.20        13.77 - 15.06

  MSF MSCI EAFE Index          2016       2.41        1.15 - 1.95      (0.95) - (0.15)
     Subaccount                2015       3.04        1.15 - 1.95      (3.19) - (2.41)
                               2014       2.39        1.15 - 1.95      (8.08) - (7.34)
                               2013       2.92        1.15 - 2.20        18.88 - 20.13
                               2012       2.93        1.15 - 2.20        15.44 - 16.67

  MSF Neuberger Berman         2016       0.29        1.15 - 2.10        15.99 - 17.18
     Genesis Subaccount        2015       0.24        1.15 - 2.10      (1.66) - (0.72)
                               2014       0.25        1.15 - 2.10      (2.32) - (1.33)
                               2013       0.57        1.15 - 2.20        25.75 - 36.79
                               2012       0.21        1.15 - 2.20          7.35 - 8.64

  MSF Russell 2000 Index       2016       1.17        1.15 - 2.10        18.45 - 19.58
     Subaccount                2015       0.99        1.15 - 1.95      (6.34) - (5.58)
                               2014       0.97        1.15 - 1.95          2.76 - 3.58
                               2013       1.39        1.15 - 2.20        35.18 - 36.60
                               2012       0.95        1.15 - 2.20        13.51 - 14.72

  MSF T. Rowe Price Large Cap  2016         --        1.15 - 2.20        (0.68) - 0.37
     Growth Subaccount         2015         --        1.15 - 2.20          8.11 - 9.25
                               2014         --        1.15 - 2.20          6.46 - 7.58
                               2013       0.06        1.15 - 2.20        35.75 - 37.18
                               2012         --        1.15 - 2.20        16.08 - 17.31

  MSF T. Rowe Price Small Cap  2016       0.03        1.15 - 2.20         9.06 - 10.21
     Growth Subaccount         2015         --        1.15 - 2.20          0.23 - 1.29
                               2014         --        1.15 - 2.20          4.33 - 5.43
                               2013       0.14        1.15 - 2.20        41.04 - 42.52
                               2012         --        1.15 - 2.20        13.37 - 14.58

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Western Asset              2016    40,684,432     2.61 - 31.45     133,277,778
     Management Strategic Bond   2015    26,049,445      2.46 - 3.13      78,624,584
     Opportunities Subaccount    2014    29,728,141      2.56 - 3.23      92,517,493
                                 2013    33,895,692      2.49 - 3.10     101,309,175
                                 2012    36,941,346      2.52 - 3.11     110,686,505

  MSF Western Asset              2016    26,401,824      1.53 - 1.93      49,016,429
     Management U.S. Government  2015    29,385,310      1.56 - 1.93      54,626,884
     Subaccount                  2014    34,254,156      1.57 - 1.94      64,144,486
                                 2013    38,768,390      1.54 - 1.91      71,587,134
                                 2012    42,979,225      1.58 - 1.95      80,898,906

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2016       1.80        1.15 - 2.20          4.02 - 7.23
     Management Strategic Bond   2015       4.93        1.15 - 2.20      (4.13) - (3.02)
     Opportunities Subaccount    2014       5.31        1.15 - 2.20          3.00 - 4.19
                                 2013       4.88        1.15 - 2.20      (1.37) - (0.22)
                                 2012       3.48        1.15 - 2.20         8.86 - 10.02

  MSF Western Asset              2016       2.41        1.15 - 2.20        (1.03) - 0.04
     Management U.S. Government  2015       2.11        1.15 - 2.10      (1.73) - (0.75)
     Subaccount                  2014       1.77        1.15 - 2.20          0.33 - 1.43
                                 2013       1.99        1.15 - 2.20      (3.06) - (1.88)
                                 2012       1.95        1.15 - 2.20          0.79 - 1.98

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015 and 2014 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its former subsidiary (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its former subsidiary as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 17, 2017

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                               2016         2015
                                                                                           ------------ ------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $1,425 and $1,495, respectively)....................................................... $      1,489 $      1,535
  Mortgage loans (net of valuation allowances of $0 and $1, respectively).................           87          121
  Policy loans............................................................................          424          427
  Real estate joint ventures..............................................................           --            4
  Other limited partnership interests.....................................................            3            4
  Short-term investments, at estimated fair value.........................................           16           37
  Other invested assets...................................................................           33           32
                                                                                           ------------ ------------
    Total investments.....................................................................        2,052        2,160
Cash and cash equivalents.................................................................           12           25
Accrued investment income.................................................................           25           27
Premiums, reinsurance and other receivables...............................................        1,149        1,115
Deferred policy acquisition costs.........................................................          583          621
Current income tax recoverable............................................................            2           --
Other assets..............................................................................           19           25
Separate account assets...................................................................        7,696        7,920
                                                                                           ------------ ------------
     Total assets......................................................................... $     11,538 $     11,893
                                                                                           ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $        729 $        734
Policyholder account balances.............................................................        1,229        1,080
Other policy-related balances.............................................................          331          351
Policyholder dividends payable............................................................            2            3
Payables for collateral under derivative transactions.....................................           19           15
Current income tax payable................................................................           --            4
Deferred income tax liability.............................................................          104          126
Other liabilities.........................................................................          475          474
Separate account liabilities..............................................................        7,696        7,920
                                                                                           ------------ ------------
     Total liabilities....................................................................       10,585       10,707
                                                                                           ------------ ------------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued
 and outstanding..........................................................................            3            3
Additional paid-in capital................................................................          453          450
Retained earnings.........................................................................          465          717
Accumulated other comprehensive income (loss).............................................           32           16
                                                                                           ------------ ------------
     Total stockholder's equity...........................................................          953        1,186
                                                                                           ------------ ------------
     Total liabilities and stockholder's equity........................................... $     11,538 $     11,893
                                                                                           ============ ============

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
Revenues
Premiums.......................................... $      43  $      43  $      49
Universal life and investment-type product policy
  fees............................................       246        259        258
Net investment income.............................       108        110        109
Other revenues....................................        (7)        (9)       250
Net investment gains (losses).....................       (11)         2         (5)
Net derivative gains (losses).....................       (81)        56        170
                                                   ---------  ---------  ---------
  Total revenues..................................       298        461        831
                                                   ---------  ---------  ---------
Expenses
Policyholder benefits and claims..................       107        120        119
Interest credited to policyholder account balances        34         34         33
Policyholder dividends............................         5          6          6
Amortization of deferred policy acquisition costs.        41         54         89
Other expenses....................................        68         41        254
                                                   ---------  ---------  ---------
  Total expenses..................................       255        255        501
                                                   ---------  ---------  ---------
Income (loss) before provision for income tax.....        43        206        330
Provision for income tax expense (benefit)........        --         59         97
                                                   ---------  ---------  ---------
Net income (loss)................................. $      43  $     147  $     233
                                                   =========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                        2016       2015       2014
                                                                      --------  ---------  ---------
Net income (loss).................................................... $     43  $     147  $     233
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       23        (73)        71
 Unrealized gains (losses) on derivatives............................       (1)         6          9
 Defined benefit plans adjustment....................................        3         (6)        11
                                                                      --------  ---------  ---------
Other comprehensive income (loss), before income tax.................       25        (73)        91
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       (9)        26        (32)
                                                                      --------  ---------  ---------
Other comprehensive income (loss), net of income tax.................       16        (47)        59
                                                                      --------  ---------  ---------
Comprehensive income (loss).......................................... $     59  $     100  $     292
                                                                      ========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                    Accumulated
                                                            Additional                 Other         Total
                                                   Common    Paid-in    Retained   Comprehensive Stockholder's
                                                   Stock     Capital    Earnings   Income (Loss)    Equity
                                                  --------- ---------- ----------  ------------- -------------
Balance at December 31, 2013..................... $       3 $     450  $      685  $          4   $     1,142
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (114)                       (114)
Dividend of subsidiary (Note 2)..................                             (35)                        (35)
Net income (loss)................................                             233                         233
Other comprehensive income (loss), net of income
 tax.............................................                                            59            59
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2014.....................         3       450         769            63         1,285
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (199)                       (199)
Net income (loss)................................                             147                         147
Other comprehensive income (loss), net of income
 tax.............................................                                           (47)          (47)
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2015.....................         3       450         717            16         1,186
Capital contributions from MetLife, Inc..........                   3                                       3
Dividend paid to MetLife, Inc....................                            (295)                       (295)
Net income (loss)................................                              43                          43
Other comprehensive income (loss), net of income
 tax.............................................                                            16            16
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2016..................... $       3 $     453  $      465  $         32   $       953
                                                  ========= =========  ==========  ============   ===========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                             2016     2015     2014
                                                                                           -------  -------  -------
Cash flows from operating activities
Net income (loss)......................................................................... $    43  $   147  $   233
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses...................................................       2        1        2
 Amortization of premiums and accretion of discounts associated with investments, net.....      (4)      (6)      (4)
 (Gains) losses on investments, net.......................................................      11       (2)       5
 (Gains) losses on derivatives, net.......................................................      96      (41)    (175)
 (Income) loss from equity method investments, net of dividends or distributions..........      --       --        1
 Interest credited to policyholder account balances.......................................      34       34       33
 Universal life and investment-type product policy fees...................................    (246)    (259)    (258)
 Change in accrued investment income......................................................       2       --       --
 Change in premiums, reinsurance and other receivables....................................     (20)      21     (216)
 Change in deferred policy acquisition costs, net.........................................      37       54       70
 Change in income tax.....................................................................     (35)      --       45
 Change in other assets...................................................................      98      115      101
 Change in insurance-related liabilities and other policy-related balances................     (16)      14      (11)
 Change in other liabilities..............................................................       4      (24)     170
                                                                                           -------  -------  -------
Net cash provided by (used in) operating activities.......................................       6       54       (4)
                                                                                           -------  -------  -------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................     670      543      499
 Mortgage loans...........................................................................      43       22       21
 Real estate joint ventures...............................................................       4       --       --
 Other limited partnership interests......................................................      --        1       --
Purchases of:
 Fixed maturity securities................................................................    (610)    (555)    (408)
 Mortgage loans...........................................................................      (9)     (10)     (30)
 Other limited partnership interests......................................................      --       --       (1)
Cash received in connection with freestanding derivatives.................................       2        3        5
Cash paid in connection with freestanding derivatives.....................................      (1)      (2)      (5)
Dividend of subsidiary....................................................................      --       --      (49)
Net change in policy loans................................................................       3       (5)      (6)
Net change in short-term investments......................................................      21       27      (41)
                                                                                           -------  -------  -------
Net cash provided by (used in) investing activities....................................... $   123  $    24  $   (15)
                                                                                           -------  -------  -------

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                         2016      2015      2014
                                                                       --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.............................................................  $   255   $   251   $   243
 Withdrawals..........................................................     (109)     (125)     (139)
Net change in payables for collateral under derivative transactions...        4         5         7
Capital contributions.................................................        3        --        --
Dividend paid to parent...............................................     (295)     (199)     (114)
                                                                       --------  --------  --------
Net cash provided by (used in) financing activities...................     (142)      (68)       (3)
                                                                       --------  --------  --------
Change in cash and cash equivalents...................................      (13)       10       (22)
Cash and cash equivalents, beginning of year..........................       25        15        37
                                                                       --------  --------  --------
Cash and cash equivalents, end of year................................  $    12   $    25   $    15
                                                                       ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax...........................................................  $    39   $    58   $    56
                                                                       ========  ========  ========
Non-cash transactions:
 Disposal of subsidiary:
   Assets disposed....................................................  $    --   $    --   $    69
   Liabilities disposed...............................................       --        --       (34)
                                                                       --------  --------  --------
   Net assets disposed................................................       --        --        35
   Cash disposed......................................................       --        --       (49)
   Dividend of interests in subsidiary................................       --        --        14
                                                                       --------  --------  --------
   (Gain) loss on dividend of interests in subsidiary.................  $    --   $    --   $    --
                                                                       ========  ========  ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company. In December 2016, the Company was distributed as a non-cash extraordinary dividend from Metropolitan Life Insurance Company ("MLIC") to MetLife, Inc.

   The Company has principally provided, through a network of general agencies and independent brokers located throughout the United States, life insurance and annuity contracts to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include the Company and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .   such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .   investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                         Note
-------------------------------------------------------------------------------
Insurance                                                                   3
-------------------------------------------------------------------------------
Deferred Policy Acquisition Costs and Deferred Sales Inducements            4
-------------------------------------------------------------------------------
Reinsurance                                                                 5
-------------------------------------------------------------------------------
Investments                                                                 6
-------------------------------------------------------------------------------
Derivatives                                                                 7
-------------------------------------------------------------------------------
Fair Value                                                                  8
-------------------------------------------------------------------------------
Employee Benefit Plans                                                      11
-------------------------------------------------------------------------------
Income Tax                                                                  12
-------------------------------------------------------------------------------
Litigation Contingencies                                                    13

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

      The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Deferred Policy Acquisition Costs and Deferred Sales Inducements

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     DAC is amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    . Term insurance
    . Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Variable deferred annuity contracts

     See Note 4 for additional information on DAC amortization.

     The recovery of DAC is dependent upon the future profitability of the related business.

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. (See Note 6 "Investments -- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities"). The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

     Through December 31, 2016, MLIC provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provided and the Company contributed to a postretirement medical and life insurance benefit plan for certain retired employees. The Company

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. The Company has included costs associated with its participants in these plans in other expenses. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

     The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

     Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

     Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit).

  Income Tax

     The Company joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .  the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .  future reversals of existing taxable temporary differences;

   .  taxable income in prior carryback years; and

   .  tax planning strategies.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2016 and 2015. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $6 million and $5 million at December 31, 2016 and 2015, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2016, 2015 and 2014.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $9 million and $14 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $8 million and $9 million at December 31, 2016 and 2015, respectively. Related amortization expense was $1 million, less than $1 million and $1 million for the years ended
   December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. See Note 2 for information on the disposition of NES.

   Policyholder Dividends

      Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

   Foreign Currency

      Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a variable interest entity ("VIE"), and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. Amounts related to VIEs, as of December 31, 2016, disclosed in Note 6 reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

   In March 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on purchased callable debt securities (Accounting Standards Update ("ASU") 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the amendments do not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The guidance requires that an employer that offers to their employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

               New England Life Insurance Company and Subsidiary

2. Dispositions

   In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

3. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.
----------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 9%.
----------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used
traditional fixed annuities after    in establishing such liabilities range from 2% to 7%.
annuitization
----------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity,
insurance                            withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 5%.
----------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 2% of the Company's life insurance in-force at both December 31, 2016 and 2015. Participating policies represented 43%, 41% and 42% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 5%, less expenses, mortality charges and withdrawals.

               New England Life Insurance Company and Subsidiary

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

 -----------------------------------------------------------------------------
 Guarantee:                                     Measurement Assumptions:
 -----------------------------------------------------------------------------
   GMDBs     . A return of purchase payment   . Present value of expected
                upon death even if the           death benefits in excess of
                account value is reduced to      the projected account
                zero.                            balance recognizing the
             . An enhanced death benefit may     excess ratably over the
                be available for an              accumulation period based on
                additional fee.                  the present value of total
                                                 expected assessments.
                                              . Assumptions are consistent
                                                 with those used for
                                                 amortizing DAC, and are thus
                                                 subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the
                                                 historical experience of the
                                                 appropriate underlying
                                                 equity index, such as the
                                                 S&P 500 Index.
                                              . Benefit assumptions are based
                                                 on the average benefits
                                                 payable over a range of
                                                 scenarios.
 -----------------------------------------------------------------------------
   GMIBs     . After a specified period of    . Present value of expected
                time determined at the time      income benefits in excess of
                of issuance of the variable      the projected account
                annuity contract, a minimum      balance at any future date
                accumulation of purchase         of annuitization and
                payments, even if the            recognizing the excess
                account value is reduced to      ratably over the
                zero, that can be annuitized     accumulation period based on
                to receive a monthly income      present value of total
                stream that is not less than     expected assessments.
                a specified amount.           . Assumptions are consistent
             . Certain contracts also            with those used for
                provide for a guaranteed         estimating GMDB liabilities.
                lump sum return of purchase   . Calculation incorporates an
                premium in lieu of the           assumption for the
                annuitization benefit.           percentage of the potential
                                                 annuitizations that may be
                                                 elected by the
                                                 contractholder.
 -----------------------------------------------------------------------------
   GMWBs     . A return of purchase payment   . Expected value of the life
                via partial withdrawals,         contingent payments and
                even if the account value is     expected assessments using
                reduced to zero, provided        assumptions consistent with
                that cumulative withdrawals      those used for estimating
                in a contract year do not        the GMDB liabilities.
                exceed a certain limit.
             . Certain contracts include
                guaranteed withdrawals that
                are life contingent.
 -----------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                                          Variable Life
                                                     Annuity Contracts      Contracts
                                                   ---------------------  -------------
                                                                            Secondary
                                                     GMDBs       GMIBs     Guarantees      Total
                                                   ---------  ----------  ------------- ----------
                                                                    (In millions)
Direct
Balance at January 1, 2014........................ $       9  $       96    $       1   $      106
Incurred guaranteed benefits......................         3          16           (1)          18
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12         112           --          124
Incurred guaranteed benefits......................         3          18           --           21
Paid guaranteed benefits..........................        (1)         --           --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14         130           --          144
Incurred guaranteed benefits......................         5          (1)          --            4
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $      128    $      --   $      147
                                                   =========  ==========    =========   ==========
Ceded
Balance at January 1, 2014........................ $       8  $       33    $      --   $       41
Incurred guaranteed benefits......................         4          (2)          --            2
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12          31           --           43
Incurred guaranteed benefits......................         3           5           --            8
Paid guaranteed benefits..........................        (1)          1           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14          37           --           51
Incurred guaranteed benefits......................         5           2           --            7
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $       38    $      --   $       57
                                                   =========  ==========    =========   ==========
Net
Balance at January 1, 2014........................ $       1  $       63    $       1   $       65
Incurred guaranteed benefits......................        (1)         18           (1)          16
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        --          81           --           81
Incurred guaranteed benefits......................        --          13           --           13
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        --          93           --           93
Incurred guaranteed benefits......................        --          (3)          --           (3)
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      --  $       90    $      --   $       90
                                                   =========  ==========    =========   ==========

               New England Life Insurance Company and Subsidiary

   Information regarding the Company's guarantee exposure was as follows at:

                                                              December 31,
                               ---------------------------------------------------------------------------
                                               2016                                  2015
-                              ------------------------------------- -------------------------------------
                                     In the               At               In the               At
                                 Event of Death     Annuitization      Event of Death     Annuitization
                               ------------------ ------------------ ------------------ ------------------
                                                       (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)....... $       5,128      $       3,164      $       5,363      $       3,231
Separate account value........ $       4,768      $       3,009      $       5,008      $       3,084
Net amount at risk............ $          74 (4)  $         196 (5)  $         112 (4)  $         136 (5)
Average attained age of
 contractholders..............      67 years           65 years           66 years           64 years

                                                                                 December 31,
                                                                            -----------------------
                                                                               2016        2015
                                                                            ----------- -----------
                                                                             Secondary Guarantees
                                                                            -----------------------
                                                                             (Dollars in millions)
Variable Life Contracts
Total account value (3).................................................... $     2,149 $     2,195
Net amount at risk (6)..................................................... $    11,662 $    12,708
Average attained age of policyholders......................................    54 years    54 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of certain living and death benefit guarantees which have been reinsured.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2016          2015
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                   Equity.........  $      3,599  $      3,687
                   Balanced.......         2,201         2,298
                   Bond...........           599           631
                   Money Market...            58            65
                                   ------------- -------------
                     Total........  $      6,457  $      6,681
                                   ============= =============

Liabilities for Unpaid Claims and Claim Expenses

   Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                 2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   Balance at December 31 of prior period..  $      27  $      27  $      25
     Less: Reinsurance recoverables........         21         21         20
                                            ---------- ---------- ----------
   Net balance at December 31 of prior
     period................................          6          6          5
   Cumulative adjustment (1)...............         22         --         --
                                            ---------- ---------- ----------
   Net balance at January 1,...............         28          6          5
   Incurred related to:
     Current year..........................         74          1          1
     Prior years (2).......................          4         --          1
                                            ---------- ---------- ----------
      Total incurred.......................         78          1          2
                                            ---------- ---------- ----------
   Paid related to:
     Current year..........................       (71)         --         --
     Prior years...........................       (17)        (1)        (1)
                                            ---------- ---------- ----------
      Total paid...........................       (88)        (1)        (1)
                                            ---------- ---------- ----------
   Net balance at December 31,.............         18          6          6
     Add: Reinsurance recoverables.........         21         21         21
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      39  $      27  $      27
                                            ========== ========== ==========

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

               New England Life Insurance Company and Subsidiary

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $7.7 billion and $7.9 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts (primarily term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting

               New England Life Insurance Company and Subsidiary rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

   Information regarding DAC was as follows:

                                                              Years Ended December 31,
                                                         -----------------------------------
                                                              2016        2015        2014
                                                         ----------- ----------- -----------
                                                                    (In millions)
DAC
Balance at January 1,...................................  $      621  $      675  $      746
Capitalizations.........................................           4          --          20
Amortization related to:
 Net investment gains (losses) and net derivative gains
   (losses).............................................          21         (7)        (26)
 Other expenses.........................................        (62)        (47)        (63)
                                                         ----------- ----------- -----------
   Total amortization...................................        (41)        (54)        (89)
                                                         ----------- ----------- -----------
Unrealized investment gains (losses)....................         (1)          --         (2)
                                                         ----------- ----------- -----------
Balance at December 31,.................................  $      583  $      621  $      675
                                                         =========== =========== ===========

   Information regarding DSI was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   DSI
   Balance at January 1,...................  $      17  $      20  $      24
   Amortization............................        (4)        (3)        (3)
   Unrealized investment gains (losses)....         --         --        (1)
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      13  $      17  $      20
                                            ========== ========== ==========

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

               New England Life Insurance Company and Subsidiary

   The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $113 million and $112 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $125 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $126 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                      2016      2015      2014
                                                   --------  --------  --------
                                                           (In millions)
Premiums
Direct premiums................................... $     71  $     69  $     76
Reinsurance ceded.................................      (28)      (26)      (27)
                                                   --------  --------  --------
  Net premiums.................................... $     43  $     43  $     49
                                                   ========  ========  ========
Universal life and investment-type product policy
  fees
Direct universal life and investment-type product
  policy fees..................................... $    278  $    293  $    302
Reinsurance ceded.................................      (32)      (34)      (44)
                                                   --------  --------  --------
  Net universal life and investment-type product
   policy fees.................................... $    246  $    259  $    258
                                                   ========  ========  ========

               New England Life Insurance Company and Subsidiary

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                2016      2015      2014
                                                             --------  --------  --------
                                                                     (In millions)
Other revenues
Direct other revenues.......................................  $    20   $    21  $    255
Reinsurance ceded...........................................      (27)      (30)       (5)
                                                             --------  --------  --------
  Net other revenues........................................  $    (7)  $    (9) $    250
                                                             ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims.....................  $   192   $   202  $    163
Reinsurance ceded...........................................      (85)      (82)      (44)
                                                             --------  --------  --------
  Net policyholder benefits and claims......................  $   107   $   120  $    119
                                                             ========  ========  ========
Amortization of deferred policy acquisition costs
Direct amortization of deferred policy acquisition costs....  $    44   $    57  $     94
Reinsurance ceded...........................................       (3)       (3)       (5)
                                                             --------  --------  --------
  Net amortization of deferred policy acquisition costs.....  $    41   $    54  $     89
                                                             ========  ========  ========
Other expenses
Direct other expenses.......................................  $    75   $    48  $    257
Reinsurance ceded...........................................       (7)       (7)       (3)
                                                             --------  --------  --------
  Net other expenses........................................  $    68   $    41  $    254
                                                             ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2016                        2015
                                                --------------------------- ---------------------------
                                                                    Total                       Total
                                                                   Balance                     Balance
                                                Direct    Ceded     Sheet   Direct    Ceded     Sheet
                                                ------- --------- --------- ------- --------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables....  $   22  $  1,127  $  1,149  $   33  $  1,082  $  1,115
Liabilities
Other liabilities..............................  $  250  $    225  $    475  $  249  $    225  $    474

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $426 million and $398 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on reinsurance at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Life Insurance Company ("Brighthouse Insurance") and MetLife Reinsurance Company of Vermont ("MRV"), all of which are related parties.

               New England Life Insurance Company and Subsidiary

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                 Years Ended December 31,
                                                        ------------------------------------------
                                                             2016           2015          2014
                                                        -------------  -------------  ------------
                                                                       (In millions)
Premiums
Reinsurance ceded......................................  $         (2)  $         --   $        (1)
Universal life and investment-type product policy fees
Reinsurance ceded......................................  $         (7)  $         (7)  $       (16)
Other revenues
Reinsurance ceded......................................  $        (27)  $        (30)  $        (5)
Policyholder benefits and claims
Reinsurance ceded......................................  $        (24)  $        (26)  $        (7)
Other expenses
Reinsurance ceded......................................  $         (6)  $         (6)  $        (3)

   Information regarding the significant effects of ceded affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                        December 31,
                                                 ---------------------------
                                                     2016          2015
                                                 ------------- -------------
                                                        (In millions)
    Assets
    Premiums, reinsurance and other receivables.  $        962  $        918
    Liabilities
    Other liabilities...........................  $        171  $        172

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $500 million and $486 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $10 million, $58 million and $195 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $899 million and $868 million of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $382 million and $354 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

     The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS (collectively, "Structured Securities").

                                            December 31, 2016                           December 31, 2015
                               ------------------------------------------- -------------------------------------------
                                            Gross Unrealized                            Gross Unrealized
                                         ----------------------- Estimated           ----------------------- Estimated
                               Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                 Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                               --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                                    (In millions)
Fixed maturity securities
U.S. corporate................  $    614  $  38   $   6    $  --  $    646  $    731  $  35   $  21    $  --  $    745
Foreign corporate.............       271     10      11       --       270       311      9      16       --       304
U.S. government and agency....       160     14      --       --       174        72     12      --       --        84
CMBS..........................       112      4      --       --       116       141      4       2       --       143
State and political
 subdivision..................        70     17      --       --        87        70     15      --       --        85
RMBS..........................        85      3       4       --        84        68      3      --       --        71
Foreign government............        59      2       2       --        59        22     --      --       --        22
ABS...........................        54     --       1       --        53        80      1      --       --        81
                               --------- ------  ------   ------ --------- --------- ------  ------   ------ ---------
 Total fixed maturity
   securities.................  $  1,425  $  88   $  24    $  --  $  1,489  $  1,495  $  79   $  39    $  --  $  1,535
                               ========= ======  ======   ====== ========= ========= ======  ======   ====== =========

     The Company did not hold non-income producing fixed maturity securities at both December 31, 2016 and 2015.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

     Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically

               New England Life Insurance Company and Subsidiary reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                            Due After Five
                                             Due After One      Years                                   Total Fixed
                                Due in One    Year Through   Through Ten    Due After Ten  Structured    Maturity
                                Year or Less  Five Years        Years          Years      Securities    Securities
                               ------------- ------------- --------------- -------------- ------------ -------------
                                                                   (In millions)
Amortized cost................   $       40   $       376    $       386     $       372   $       251  $      1,425
Estimated fair value..........   $       40   $       396    $       393     $       407   $       253  $      1,489

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                         December 31, 2016                         December 31, 2015
                                             ----------------------------------------- -----------------------------------------
                                                                  Equal to or Greater                       Equal to or Greater
                                             Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                             -------------------- -------------------- -------------------- --------------------
                                             Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                               Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                               Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                             --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                                            (Dollars in millions)
Fixed maturity securities
U.S. corporate..............................  $     44   $     2   $     46  $      4   $    233  $     15   $     36  $      6
Foreign corporate...........................        24         1         60        10         73         5         55        11
U.S. government and agency..................        --        --         --        --         11        --         --        --
CMBS........................................        19        --         --        --         54         2          7        --
State and political subdivision.............         2        --         --        --         --        --         --        --
RMBS........................................        37         4         --        --         12        --         --        --
Foreign government..........................        31         2         --        --          9        --         --        --
ABS.........................................        28         1         --        --         31        --          5        --
                                             ---------  --------  --------- ---------  --------- ---------  --------- ---------
  Total fixed maturity securities...........  $    185   $    10   $    106  $     14   $    423  $     22   $    103  $     17
                                             =========  ========  ========= =========  ========= =========  ========= =========
Total number of securities in an unrealized
 loss position..............................        71                   31                  196                   29
                                             =========            =========            =========            =========

               New England Life Insurance Company and Subsidiary

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its

               New England Life Insurance Company and Subsidiary overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $15 million during the year ended December 31, 2016 to $24 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $2 million of the total $24 million of gross unrealized losses were from one investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

      Mortgage loans are summarized as follows at:

                                                   December 31,
                                    ------------------------------------------
                                            2016                  2015
                                    --------------------- --------------------
                                     Carrying    % of     Carrying    % of
                                      Value      Total     Value      Total
                                    ---------- ---------- --------- ----------
                                              (Dollars in millions)
  Mortgage loans
   Agricultural....................  $      62      71.3%   $    59      48.7%
   Commercial......................         25       28.7        63       52.1
                                    ---------- ---------- --------- ----------
     Subtotal......................         87      100.0       122      100.8
   Valuation allowances............         --         --       (1)      (0.8)
                                    ---------- ---------- --------- ----------
       Total mortgage loans, net...  $      87     100.0%  $    121     100.0%
                                    ========== ========== ========= ==========

               New England Life Insurance Company and Subsidiary

      The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 was $3 million, $11 million and $0, respectively.

  Mortgage Loans Valuation Allowance and Impaired Loans by Portfolio Segment

     At both December 31, 2016 and 2015, the Company had no impaired mortgage loans and all mortgage loans were evaluated collectively for credit losses.

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Agricultural and Commercial Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type

               New England Life Insurance Company and Subsidiary basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                              -----------------------------------------
                                      2016                 2015
                              -------------------- --------------------
                               Recorded    % of     Recorded    % of
                              Investment   Total   Investment   Total
                              ---------- --------- ---------- ---------
                                       (Dollars in thousands)
        Loan-to-value ratios
        Less than 65%........  $      60     96.8% $      59     100.0%
        65% to 75%...........          2       3.2        --         --
                              ---------- --------- ---------  ---------
          Total..............  $      62    100.0% $      59     100.0%
                              ========== ========= =========  =========

  Credit Quality of Commercial Mortgage Loans

     All of the commercial mortgage loans held at both December 31, 2016 and 2015 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both
  December 31, 2016 and 2015.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

Other Invested Assets

   Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 7) and social investments.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $6 million at December 31, 2016. The Company did not hold cash equivalents at December 31, 2015.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016       2015        2014
                                            ---------- ----------- -----------
                                                      (In millions)
  Fixed maturity securities................  $      64  $       40  $      113
  Derivatives..............................         16          17          11
  Amounts allocated from DAC and DSI.......        (5)         (4)         (4)
  Deferred income tax benefit (expense)....       (27)        (19)        (42)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses).  $      48  $       34  $       78
                                            ========== =========== ===========

                                     The changes in net unrealized investment gains (losses) were as follows:

                                                            Years Ended December 31,
                                                      ------------------------------------
                                                         2016        2015         2014
                                                      ---------- ------------ ------------
                                                                 (In millions)
Balance at January 1,................................  $      34   $       78  $        26
Unrealized investment gains (losses) during the year.         23         (67)           83
Unrealized investment gains (losses) relating to:
 DAC and DSI.........................................        (1)           --          (3)
 Deferred income tax benefit (expense)...............        (8)           23         (28)
                                                      ---------- ------------ ------------
Balance at December 31,..............................  $      48   $       34  $        78
                                                      ========== ============ ============
Change in net unrealized investment gains (losses)...  $      14  $      (44)  $        52
                                                      ========== ============ ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at December 31, 2016. There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity at December 31, 2015.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                            December 31,
                                                                       -----------------------
                                                                          2016        2015
                                                                       ----------- -----------
                                                                            (In millions)
Invested assets on deposit (regulatory deposits)......................  $        4  $        4
Invested assets pledged as collateral (1).............................          --           1
                                                                       ----------- -----------
  Total invested assets on deposit and pledged as collateral..........  $        4  $        5
                                                                       =========== ===========

--------
(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2016 and 2015.

  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2016                    2015
                                ----------------------- -----------------------
                                              Maximum                 Maximum
                                 Carrying    Exposure    Carrying    Exposure
                                  Amount    to Loss (1)   Amount    to Loss (1)
                                ----------- ----------- ----------- -----------
                                                 (In millions)
Fixed maturity securities AFS:
 Structured Securities (2).....  $      253  $      253  $      295  $      295
 U.S. corporate................           6           6          13          13
Other investments (3)..........          16          17           4           5
                                ----------- ----------- ----------- -----------
   Total.......................  $      275  $      276  $      312  $      313
                                =========== =========== =========== ===========

--------
  (1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other investments is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

               New England Life Insurance Company and Subsidiary

  (2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  (3)Other investments is comprised of other invested assets and other limited partnership interests.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2016, 2015 and 2014.

Net Investment Income

   The components of net investment income were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Investment income:
   Fixed maturity securities................   $       76   $     80    $        78
   Mortgage loans...........................            8          6              7
   Policy loans.............................           23         24             23
   Other limited partnership interests......           --          1              1
   Other....................................            3          1              2
                                             ------------  ---------  -------------
    Subtotal................................          110        112            111
   Less: Investment expenses................            2          2              2
                                             ------------  ---------  -------------
      Net investment income.................   $      108   $    110    $       109
                                             ============  =========  =============

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

 Net Investment Gains (Losses)

   Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Total gains (losses) on fixed maturity
   securities:
   OTTI losses on fixed maturity
    securities recognized in earnings.......   $       --   $     --   $        (1)
   Fixed maturity securities -- net
    gains (losses) on sales and disposals...         (12)          1            (4)
 Mortgage loans.............................            1         --             --
   Other....................................           --          1             --
                                             ------------  ---------  -------------
    Total net investment gains (losses).....  $      (11)   $      2   $        (5)
                                             ============  =========  =============

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

               New England Life Insurance Company and Subsidiary

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016        2015        2014
                                            ----------  ----------  ----------
                                                       (In millions)
 Proceeds.................................. $      589  $      439  $      388
                                            ==========  ==========  ==========
 Gross investment gains.................... $       13  $        6  $        4
 Gross investment losses...................        (25)         (5)         (8)
 OTTI losses...............................         --          --          (1)
                                            ----------  ----------  ----------
   Net investment gains (losses)........... $      (12) $        1  $       (5)
                                            ==========  ==========  ==========

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with a fair value of $23 million and amortized cost of $19 million. Net investment gains (losses) and the change in additional paid-in capital recognized on these transfers was less than $1 million and $3 million, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2016, 2015 and 2014. The Company had affiliated net investment income (loss) of less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

               New England Life Insurance Company and Subsidiary

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

  Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                    -----------------------------------------------------------
                                                                               2016                          2015
                                                                    ----------------------------- -----------------------------
                                                                             Estimated Fair Value          Estimated Fair Value
                                                                             --------------------          --------------------
                                                                     Gross                         Gross
                                                                    Notional                      Notional
                                  Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                  --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps......... Foreign currency exchange rate    $     73 $  17    $      --   $     85 $  17    $      --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total qualifying hedges.......                                         73    17           --         85    17           --
                                                                    -------- -----    ---------   -------- -----    ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps........... Foreign currency exchange rate          11     2           --          9     2           --
Credit default swaps - purchased. Credit                                   3    --           --          3    --           --
Credit default swaps - written... Credit                                  22    --           --         33    --           --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total non-designated or nonqualifying derivatives............          36     2           --         45     2           --
                                                                    -------- -----    ---------   -------- -----    ---------
    Total......................................................     $    109 $  19    $      --   $    130 $  19    $      --
                                                                    ======== =====    =========   ======== =====    =========

   Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not

               New England Life Insurance Company and Subsidiary qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and
(iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                               2016       2015       2014
                                            ----------- --------- ----------
                                                     (In millions)
   Freestanding derivatives and hedging
     gains (losses) (1).................... $         2 $       1 $        2
   Embedded derivatives gains (losses).....        (83)        55        168
                                            ----------- --------- ----------
     Total net derivative gains (losses)... $      (81) $      56 $      170
                                            =========== ========= ==========

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $0, $1 million, and $1 million for the years ended December 31, 2016, 2015 and 2014.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   For each of the years ended December 31, 2016, 2015 and 2014, the amount of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments was not significant.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2016 and 2015, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For the year ended December 31, 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2016, 2015 and 2014.

   At December 31, 2016 and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $16 million and $17 million, respectively.

               New England Life Insurance Company and Subsidiary

   For the years ended December 31, 2016, 2015 and 2014, there was $2 million, $6 million and $9 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2016, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was $3 million. For both the years ending December 31, 2015 and 2014, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2016, 2015 and 2014, there were no amounts reclassified to net investment income related to foreign currency swaps. For the years ended December 31, 2016, 2015 and 2014, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $3 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million and $33 million at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. The amount the Company would have received to terminate all of these contracts at both December 31, 2016 and 2015, was not significant.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2016                                   2015
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated      Amount                  Estimated      Amount
                                   Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                               (Dollars in millions)
Baa
Credit default swaps referencing
  indices.........................  $    --     $      22           5.0    $    --     $      22           5.0
B
Credit default swaps referencing
  indices.........................       --            --            --         --            11           5.0
                                    -------     ---------                  -------     ---------
   Total..........................  $    --     $      22           5.0    $    --     $      33           5.0
                                    =======     =========                  =======     =========

--------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

               New England Life Insurance Company and Subsidiary

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                             December 31,
                                              -------------------------------------------
                                                      2016                  2015
                                              --------------------- ---------------------
Derivatives Subject to a Master Netting
Arrangement or a Similar Arrangement           Assets   Liabilities  Assets   Liabilities
---------------------------------------       --------  ----------- --------  -----------
                                                             (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)........................... $     19    $    --   $     19    $    --
 OTC-cleared (1).............................       --         --         --         --
                                              --------    -------   --------    -------
   Total gross estimated fair value of
     derivatives (1).........................       19         --         19         --
Amounts offset on the consolidated balance
 sheets......................................       --         --         --         --
                                              --------    -------   --------    -------
Estimated fair value of derivatives
 presented on the consolidated balance
 sheets (1)..................................       19         --         19         --
Gross amounts not offset on the consolidated
 balance sheets:
Gross estimated fair value of derivatives:
 (2)
   OTC-bilateral.............................       --         --         --         --
   OTC-cleared...............................       --         --         --         --
Cash collateral: (3)
   OTC-bilateral.............................      (19)        --        (15)        --
   OTC-cleared...............................       --         --         --         --
Securities collateral: (4)
   OTC-bilateral.............................       --         --         (1)        --
   OTC-cleared...............................       --         --         --         --
                                              --------    -------   --------    -------
Net amount after application of master
 netting agreements and collateral........... $     --    $    --   $      3    $    --
                                              ========    =======   ========    =======

--------

(1) At both December 31, 2016 and 2015, the amount of income or (expense) accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

               New England Life Insurance Company and Subsidiary

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2016 and 2015, the Company did not receive or provide any excess cash collateral.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2016 and 2015, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $0 and $1 million, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both New England Life Insurance Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both December 31, 2016 and 2015, the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements and the estimated fair value of the collateral pledged were not significant. At both December 31, 2016 and 2015, there was no incremental collateral that New England Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

               New England Life Insurance Company and Subsidiary

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        December 31,
                                                                       ---------------
                                    Balance Sheet Location              2016    2015
                          -------------------------------------------- ------- -------
                                                                        (In millions)
Embedded derivatives
 within asset host
 contracts:
 Ceded guaranteed
   minimum benefits...... Premiums, reinsurance and other receivables  $   500 $   486
Embedded derivatives
 within liability host
 contracts:
 Direct guaranteed
   minimum benefits...... Policyholder account balances                $   122 $    12

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                              Years Ended December 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             --------  ------- --------
                                                                   (In millions)
Net derivative gains (losses) (1), (2)...................... $    (83) $    55 $    168

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $11 million, $2 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($21) million, ($5) million and ($13) million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 5 for discussion of affiliated net derivative gains (losses).

8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

               New England Life Insurance Company and Subsidiary

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                              December 31, 2016
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        607 $         39  $        646
  Foreign corporate........................           --          228           42           270
  U.S. government and agency...............          100           74           --           174
  CMBS.....................................           --          116           --           116
  State and political subdivision..........           --           87           --            87
  RMBS.....................................           --           76            8            84
  Foreign government.......................           --           59           --            59
  ABS......................................           --           45            8            53
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........          100        1,292           97         1,489
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           15            1           --            16
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          500           500
Separate account assets (3)................           --        7,696           --         7,696
                                            ------------ ------------ ------------  ------------
       Total assets........................ $        115 $      9,008 $        597  $      9,720
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $        122  $        122

               New England Life Insurance Company and Subsidiary

                                                              December 31, 2015
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        726 $         19  $        745
  Foreign corporate........................           --          250           54           304
  U.S. government and agency...............           24           60           --            84
  CMBS.....................................           --          143           --           143
  State and political subdivision..........           --           85           --            85
  RMBS.....................................           --           57           14            71
  Foreign government.......................           --           22           --            22
  ABS......................................           --           59           22            81
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........           24        1,402          109         1,535
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           --           37           --            37
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          486           486
Separate account assets (3)................           --        7,920           --         7,920
                                            ------------ ------------ ------------  ------------
     Total assets.......................... $         24 $      9,378 $        595  $      9,997
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $         12  $         12

--------
(1) Derivative assets are presented within other invested assets on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets,

               New England Life Insurance Company and Subsidiary ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable

               New England Life Insurance Company and Subsidiary inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
  Fixed Maturity Securities
-----------------------------------------------------------------------------------------------------------------
   U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market
             income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not active
            . Privately-placed securities are valued using       for identical or similar securities that are
              the additional key inputs:                         less liquid and based on lower levels of
             . market yield curve; call provisions               trading activity than securities classified in
             . observable prices and spreads for similar         Level 2
               public or private securities that incorporate   . independent non-binding broker quotations
               the credit quality and industry sector of the
               issuer
             . delta spread adjustments to reflect specific
               credit-related issues
-----------------------------------------------------------------------------------------------------------------
   U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market       . N/A
             approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
   Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market and
             income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or similar securities that are
            . expected prepayment speeds and volumes             less liquid and based on lower levels of
            . current and forecasted loss severity; ratings;     trading activity than securities classified in
              geographic region                                  Level 2
            . weighted average coupon and weighted average     . independent non-binding broker quotations
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-----------------------------------------------------------------------------------------------------------------
  Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . N/A
              and class to the fixed maturity securities
              described above; accordingly, the valuation
              techniques and observable inputs used in their
              valuation are also similar to those described
              above.
-----------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported NAV provided by the
              fund managers
-----------------------------------------------------------------------------------------------------------------

--------
(1) Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

               New England Life Insurance Company and Subsidiary

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives Valuation Techniques and Key Inputs

   Level 2 includes all types of derivatives utilized by the Company.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

        Instrument         Foreign Currency Exchange Rate       Credit
 -----------------------------------------------------------------------------
  Inputs common to         . swap yield curves            . swap yield curves
   Level 2 by instrument   . basis curves                 . credit curves
   type                    . currency spot rates          . recovery rates
                           . cross currency basis curves

  Embedded Derivatives

     Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

               New England Life Insurance Company and Subsidiary

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Techniques and Key Inputs:

     Direct guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

               New England Life Insurance Company and Subsidiary

     Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

     Transfers between Levels 1 and 2:

        There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015.

     Transfers into or out of Level 3:

        Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                    December 31, 2016
                                                                               -----------------------------


                                                                                                   Weighted
                      Valuation Techniques    Significant Unobservable Inputs       Range         Average (1)
                     ---------------------  ---------------------------------  ----------------  ------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate. . Matrix pricing       . Delta spread adjustments (4)
                                            . Offered quotes (5)                95    -    120       107
                     . Market pricing       . Quoted prices (5)                 87    -    105       101
                     ------------------------------------------------------------------------------------------
 RMBS............... . Market pricing       . Quoted prices (5)                 86    -    98        92
                     ------------------------------------------------------------------------------------------
 ABS................ . Market pricing       . Quoted prices (5)                 99    -    99        99
                     . Consensus pricing    . Offered quotes (5)                99    -    99        99
                     ------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed         . Option pricing
  minimum benefits..   techniques           . Mortality rates:
                                                Ages 0 - 40                     0%    -   0.09%
                                                Ages 41 - 60                   0.04%  -   0.65%
                                                Ages 61 - 115                  0.26%  -   100%
                                            . Lapse rates:
                                                Durations 1 - 10               0.25%  -   100%
                                                Durations 11 - 20               3%    -   100%
                                                Durations 21 - 116              3%    -   100%
                                            . Utilization rates                 0%    -    25%
                                            . Withdrawal rates                 0.25%  -    10%
                                            . Long-term equity volatilities    17.4%  -    25%
                                            . Nonperformance risk spread       0.04%  -   0.57%
                     ------------------------------------------------------------------------------------------

                           December 31, 2015
                     ------------------------------
                                                          Impact of
                                                       Increase in Input
                                          Weighted      on Estimated
                       Range             Average (1)   Fair Value (2)
                     -----------------  ------------  ------------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate.  (20)   -    70        28          Decrease
                                                        Increase
                       94    -    100       96          Increase
                     ----------------------------------------------------
 RMBS...............   83    -    95        92          Increase (6)
                     ----------------------------------------------------
 ABS................  100    -    101       100         Increase (6)
                      105    -    105       105         Increase (6)
                     ----------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed
  minimum benefits..
                       0%    -   0.09%                  Decrease (7)
                     0.04%   -   0.65%                  Decrease (7)
                     0.26%   -   100%                   Decrease (7)

                     0.25%   -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       0%    -    25%                   Increase (9)
                     0.25%   -    10%                      (10)
                     17.40%  -    25%                   Increase (11)
                     0.04%   -   0.52%                  Decrease (12)
                     ----------------------------------------------------

--------
(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)  Range and weighted average are presented in basis points.

(5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

               New England Life Insurance Company and Subsidiary

(8) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12) Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   --------------------------------------------------------------------------
                                                             Fixed Maturity Securities
                                                   ---------------------------------------------
                                                        Corporate (1)      Structured Securities  Net Embedded Derivatives (2)
                                                   ----------------------  ---------------------  ----------------------------
                                                                                  (In millions)
Balance, January 1, 2015..........................  $                  77  $                  28     $                  434
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                      1                         55
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (3)                    --                         --
Purchases (5).....................................                     --                     11                         --
Sales (5).........................................                     (1)                    (3)                        --
Settlements (5)...................................                     --                     --                        (15)
Transfers into Level 3 (6)........................                      4                     --                         --
Transfers out of Level 3 (6)......................                     (4)                    (1)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2015........................  $                  73  $                  36     $                  474
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                     --                        (83)
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (2)                    --                         --
Purchases (5).....................................                     20                      1                         --
Sales (5).........................................                     (5)                    (6)                        --
Settlements (5)...................................                     --                     --                        (13)
Transfers into Level 3 (6)........................                      1                     --                         --
Transfers out of Level 3 (6)......................                     (6)                   (15)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2016........................  $                  81  $                  16     $                  378
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2014 (7).........................  $                  (1) $                  --     $                  174
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7).........................  $                  --  $                  --     $                   63
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7).........................  $                  --  $                  --     $                  (75)
                                                   ======================  =====================    =======================
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................  $                  (1) $                  --     $                  168
Total realized/unrealized gains (losses) included
 in AOCI..........................................  $                  --  $                  --     $                   --

--------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

               New England Life Insurance Company and Subsidiary

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                          December 31, 2016
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $     87 $    -- $    -- $    89  $     89
Policy loans................................ $    424 $    -- $    34 $   548  $    582
Premiums, reinsurance and other receivables. $    426 $    -- $    -- $   468  $    468
Liabilities
Policyholder account balances............... $    183 $    -- $    -- $   198  $    198
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      3 $    -- $     3 $    --  $      3

                                                          December 31, 2015
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $    121 $    -- $    -- $   126  $    126
Policy loans................................ $    427 $    -- $    33 $   555  $    588
Premiums, reinsurance and other receivables. $    398 $    -- $    -- $   427  $    427
Liabilities
Policyholder account balances............... $    158 $    -- $    -- $   167  $    167
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      8 $    -- $     8 $    --  $      8

               New England Life Insurance Company and Subsidiary

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Other Liabilities

     Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

               New England Life Insurance Company and Subsidiary

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

   The state of domicile of NELICO imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for NELICO was in excess of 400% for all periods presented.

   NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Massachusetts State Division of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from NELICO, which are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

   Statutory net income (loss) was as follows:

                                                             Years Ended December 31,
                                                      --------------------------------------
 Company                            State of Domicile     2016         2015         2014
----------------------------------- ----------------- ------------ ------------ ------------
                                                                  (In millions)
New England Life Insurance Company.   Massachusetts   $        109 $        157 $        303

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                             -------------------------
          Company                                2016         2015
         ----------------------------------- ------------ ------------
                                                   (In millions)
         New England Life Insurance Company. $        455 $        632

               New England Life Insurance Company and Subsidiary

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                          2017                  2016        2015
                                    ----------------- --------------     -------------
                                    Permitted Without
 Company                              Approval (1)          Paid (2)       Paid (2)
----------------------------------- ----------------- --------------     -------------
                                                     (In millions)
New England Life Insurance Company.  $          106   $          295 (3) $      199 (3)

--------
(1) Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

(2) Includes all amounts paid, including those requiring regulatory approval.

(3) Dividends paid by NELICO in 2015 were paid to its former parent, MLIC. Dividends paid by NELICO in 2016, including a $295 million extraordinary cash dividend, were paid to its new parent, MetLife, Inc.

   Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized                         Defined
                                                      Investment Gains   Unrealized Gains   Benefit
                                                      (Losses), Net of     (Losses) on       Plans
                                                     Related Offsets (1)   Derivatives     Adjustment       Total
                                                     ------------------- ---------------- ------------- -------------
                                                                              (In millions)
Balance at December 31, 2013........................    $          25      $         1    $        (22) $           4
OCI before reclassifications........................               66                9                6            81
Deferred income tax benefit (expense)...............             (23)              (3)              (2)          (28)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               68                7             (18)            57
Amounts reclassified from AOCI......................                5               --                5            10
Deferred income tax benefit (expense)...............              (2)               --              (2)           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                3               --                3             6
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2014........................               71                7             (15)            63
OCI before reclassifications........................             (72)                6             (10)          (76)
Deferred income tax benefit (expense)...............               24               (2)               4            26
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               23               11             (21)            13
Amounts reclassified from AOCI......................              (1)               --                4             3
Deferred income tax benefit (expense)...............                1               --              (1)            --
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.               --               --                3             3
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2015........................               23               11             (18)            16
OCI before reclassifications........................                9                2                2            13
Deferred income tax benefit (expense)...............              (3)              (1)              (1)           (5)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               29               12             (17)            24
Amounts reclassified from AOCI......................               14              (3)                1            12
Deferred income tax benefit (expense)...............              (5)                1               --           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                9              (2)                1             8
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2016........................    $          38      $        10    $        (16) $          32
                                                        =============      ===========    ============= =============

--------
(1) See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                        Consolidated Statements of Operations
                                                                                          and Comprehensive Income (Loss)
AOCI Components                                          Amounts Reclassified from AOCI              Locations
------------------------------------------------------   ------------------------------ -------------------------------------
                                                            Years Ended December 31,
                                                         ------------------------------
                                                            2016       2015      2014
                                                         ---------- ---------- --------
                                                                 (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)..............  $    (12) $        1 $    (5)    Net investment gains (losses)
  Net unrealized investment gains (losses)..............         --          1       --    Net investment income
  Net unrealized investment gains (losses)..............        (2)        (1)       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), before
    income tax..........................................       (14)          1      (5)
   Income tax (expense) benefit.........................          5        (1)        2
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), net of
    income tax.......................................... $      (9) $       -- $    (3)
                                                         ------------------------------
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Foreign currency swaps................................          3         --       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, before income
   tax..................................................          3         --       --
  Income tax (expense) benefit..........................        (1)         --       --
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, net of income
   tax..................................................          2         --       --
                                                         ------------------------------
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses).......... $      (1) $      (2) $    (1)
  Amortization of prior service (costs) credit..........         --        (2)      (4)
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, before
    income tax..........................................        (1)        (4)      (5)
   Income tax (expense) benefit.........................         --          1        2
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, net of
    income tax.......................................... $      (1) $      (3) $    (3)
                                                         ------------------------------
Total reclassifications, net of income tax.............. $      (8) $      (3) $    (6)
                                                         ========== ========== ========

--------
(1) These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                          --------------------------------
                                                               2016       2015       2014
                                                          ---------  ---------  ----------
                                                                    (In millions)
Compensation............................................. $      13  $      10  $       11
Pension, postretirement and postemployment benefit costs.        24         10          27
Commissions (1)..........................................        (4)        (7)        170
Volume-related costs.....................................         4          5           1
Affiliated interest costs on ceded reinsurance...........         2          2           2
Capitalization of DAC....................................        (4)        --         (20)
Premium taxes, licenses and fees.........................         4          5           8
Professional services....................................         3          1           2
Other....................................................        26         15          53
                                                          ---------  ---------  ----------
 Total other expenses.................................... $      68  $      41  $      254
                                                          =========  =========  ==========

--------

(1) See Note 2 for information on the disposition of NES.

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Affiliated Expenses

   Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provides and the Company contributes to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. The Company's share of pension expense was $9 million, $4 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

               New England Life Insurance Company and Subsidiary

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated other comprehensive income ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

   Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit). Ongoing expense for these Company-sponsored plans is not expected to be material.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                                  December 31,
                                        ----------------------------------------------------------------
                                                      2016                             2015
                                        -------------------------------  -------------------------------
                                                             Other                            Other
                                           Pension        Postretirement    Pension        Postretirement
                                          Benefits (1)     Benefits        Benefits (1)     Benefits
                                        -------------- ----------------- -------------- -----------------
                                                                  (In millions)
Change in benefit obligations
Benefit obligations at January 1,......   $      213       $       32      $      223      $         30
  Service costs........................           --               --              --                --
  Interest costs.......................            9                2               9                 1
  Plan participants' contributions.....           --                2              --                 2
  Net actuarial (gains) losses.........            5               (2)            (10)                2
  Change in benefits and other.........           --                9              --                 2
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Benefit obligations at December 31,....          219               37             213                32
                                         -----------      -----------     -----------     -------------
Change in plan assets
Estimated fair value of plan assets at
 January 1,............................          148               --             154                --
  Actual return on plan assets.........           11               --              (5)               --
  Plan participants' contributions.....           --                2              --                 2
  Employer contributions...............            4                4               8                 3
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Estimated fair value of plan assets at
 December 31,..........................          155               --             148                --
                                         -----------      -----------     -----------     -------------
  Over (under) funded status at
   December 31,........................   $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
Amounts recognized on the consolidated
 balance sheets
  Other assets.........................   $        2       $       --      $       --      $         --
  Other liabilities....................          (66)             (37)            (65)              (32)
                                         -----------      -----------     -----------     -------------
                                          $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
AOCI
  Net actuarial (gains) losses.........   $       28       $       (3)     $       27      $         (2)
  Prior service costs (credit).........           --               --              --                 3
                                         -----------      -----------     -----------     -------------
     AOCI, before income tax...........   $       28       $       (3)     $       27      $          1
                                         ===========      ===========     ===========     =============
Accumulated benefit obligation.........   $      219              N/A      $      213               N/A
                                         ===========                      ===========

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $66 million and $63 million at December 31, 2016 and 2015, respectively.

               New England Life Insurance Company and Subsidiary

     Information for pension plans with accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                           December 31,              December 31,
                                       ------------------------- -------------------------

                                         2016          2015        2016          2015
                                        ---------    ----------   ---------    ----------
                                       PBO Exceeds Estimated     ABO Exceeds Estimated
                                       Fair Value of Plan Assets Fair Value of Plan Assets
                                       ------------------------- -------------------------
                                                     (In millions)
  Projected benefit obligations....... $      66    $      213   $      66    $      213
  Accumulated benefit obligations..... $      66    $      213   $      66    $      213
  Estimated fair value of plan assets. $      --    $      148   $      --    $      148

  Net Periodic Benefit Costs

     The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                            2016                    2015                    2014
                                                   ----------------------- ----------------------- -----------------------
                                                                Other                   Other                   Other
                                                   Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                                   Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                                   -------- -------------- -------- -------------- -------- --------------
                                                                                (In millions)
Net periodic benefit costs
  Service costs................................... $    --      $    --    $    --     $    --      $     4    $     1
  Interest costs..................................       9            2          9           1            9          1
  Settlement and curtailment costs (1)............      --           11         --          --           14          2
  Expected return on plan assets..................     (8)           --        (9)          --          (7)         --
  Amortization of net actuarial (gains) losses....       1           --          2          --            1         --
  Amortization of prior service costs (credit)....      --           --         --           2            1          3
                                                   -------     --------    -------     -------     --------    -------
    Total net periodic benefit costs (credit).....       2           13          2           3           22          7
                                                   -------     --------    -------     -------     --------    -------
Other changes in plan assets and benefit
 obligations recognized in OCI
  Net actuarial (gains) losses....................  $    2     $    (1)     $    5      $    2      $    12     $    1
  Prior service costs (credit)....................      --          (3)         --           3         (16)        (3)
  Amortization of net actuarial (gains) losses....     (1)           --        (2)          --          (1)         --
  Amortization of prior service (costs) credit....      --           --         --         (2)          (1)        (3)
                                                   -------     --------    -------     -------     --------    -------
    Total recognized in OCI.......................       1          (4)          3           3          (6)        (5)
                                                   -------     --------    -------     -------     --------    -------
     Total recognized in net periodic benefit
      costs and OCI...............................  $    3       $    9     $    5      $    6      $    16     $    2
                                                   =======     ========    =======     =======     ========    =======

--------
(1)The Company recognized curtailment charges on certain postretirement benefit plans in connection with the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife Securities, Inc. ("MSI"). The Company sponsored pension and other postretirement plans were amended effective December 31, 2014, effectively freezing the plans and to prohibit new participant contributions.

               New England Life Insurance Company and Subsidiary

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are less than $1 million and $0, and less than ($1) million and less than ($1) million, respectively.

  Assumptions

      Assumptions used in determining benefit obligations were as follows:

                                 Pension Benefits Other Postretirement Benefits
                                 ---------------- -----------------------------
 December 31, 2016
 Weighted average discount rate.      4.30%                   4.45%
 Rate of compensation increase..       N/A                     N/A
 December 31, 2015
 Weighted average discount rate.      4.50%                   4.60%
 Rate of compensation increase..       N/A                     N/A

     Assumptions used in determining net periodic benefit costs were as follows:


                                          Pension Benefits   Other Postretirement Benefits
                                         ------------------- -----------------------------
Year Ended December 31, 2016
Weighted average discount rate..........        4.42%                    4.43%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2015
Weighted average discount rate..........        4.10%                    4.10%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2014
Weighted average discount rate.......... 5.15% and 4.45% (1)             5.15%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........   4.50% -  5.00%                 N/A

--------
(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected rate of return on plan assets for use in that plan's valuation in 2017 is currently anticipated to be 5.75% for pension benefits.

               New England Life Insurance Company and Subsidiary

     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                              December 31,
                                                            ------------------------------------------------
                                                                   2016                       2015
                                                            -------------------      -----------------------
                                                             Before  Age 65 and       Before    Age 65 and
                                                             Age 65    older          Age 65      older
                                                            -------- ----------      -------- --------------
Following year.............................................     6.8%     18.0%           6.4%     34.9%
Ultimate rate to which cost increase is assumed to decline.     4.0%      3.9%           4.2%      5.9%
Year in which the ultimate trend rate is reached...........     2077      2020  (1)      2093      2020 (1)

--------
(1)The rate is no longer applied after this date as projected employer costs will have reached the plan cap.

     Assumed healthcare costs trend rates may have an effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

  Plan Assets

     The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by MLIC and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

               New England Life Insurance Company and Subsidiary

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

                                                          December 31,
                                                 -------------------------------
                                                         2016               2015
                                                 --------------------    ----------
                                                                Actual     Actual
                                                  Target      Allocation Allocation
                                                 ---------    ---------- ----------
Asset Class (1)
Fixed maturity securities.......................       80%           79%        78%
Equity securities...............................       20%           21%        22%
Alternative securities..........................       --%           --%        --%
                                                              ---------- ----------
 Total assets...................................                    100%       100%
                                                              ========== ==========

--------
(1) Certain prior year amounts have been reclassified from alternative securities to fixed maturity securities to conform to the current year presentation.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 8, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

               New England Life Insurance Company and Subsidiary

     The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                  December 31, 2016
                                       ----------------------------------------
                                           Fair Value Hierarchy
                                       -----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                        Level 1   Level 2   Level 3    Value
                                       --------- --------- --------- ----------
                                                    (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $      -- $      52 $      -- $       52
  U.S. government bonds...............        38         1        --         39
  Foreign bonds.......................        --        14        --         14
  Federal agencies....................        --         5        --          5
  Municipals..........................        --         4        --          4
  Short-term investments..............         2         2        --          4
  Other (2)...........................        --         5        --          5
                                       --------- --------- --------- ----------
    Total fixed maturity securities...        40        83        --        123
                                       --------- --------- --------- ----------
Equity securities:
  Common stock - domestic.............        16        --        --         16
  Common stock - foreign..............        16        --        --         16
                                       --------- --------- --------- ----------
    Total equity securities...........        32        --        --         32
                                       --------- --------- --------- ----------
     Total assets..................... $      72 $      83 $      -- $      155
                                       ========= ========= ========= ==========

                                                   December 31, 2015
                                        ---------------------------------------
                                            Fair Value Hierarchy
                                        ----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                         Level 1   Level 2  Level 3    Value
                                        --------- --------- -------- ----------
                                                    ( In millions)
 Assets
 Fixed maturity securities:
   Corporate........................... $      -- $      47 $      1 $       48
   U.S. government bonds...............        33         6       --         39
   Foreign bonds.......................        --        12       --         12
   Federal agencies....................        --         6       --          6
   Municipals..........................        --         4       --          4
   Short-term investments (1)..........        --         2       --          2
   Other (2)...........................        --         5       --          5
                                        --------- --------- -------- ----------
     Total fixed maturity securities...        33        82        1        116
                                        --------- --------- -------- ----------
 Equity securities:
   Common stock - domestic.............        18        --       --         18
   Common stock - foreign..............        14        --       --         14
                                        --------- --------- -------- ----------
     Total equity securities...........        32        --       --         32
                                        --------- --------- -------- ----------
      Total assets..................... $      65 $      82 $      1 $      148
                                        ========= ========= ======== ==========

--------
(1) The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

(2) Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

               New England Life Insurance Company and Subsidiary

     For each of the years ended December 31, 2016, 2015 and 2014, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA, the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and the applicable rules and regulations. In accordance with such practice, no contributions are expected to be required for 2017. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $4 million to fund the benefit payments in 2017.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $3 million towards benefit obligations in 2017, to pay postretirement medical claims.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits  Other Postretirement Benefits
                     ----------------- ------------------------------
                                      (In millions)
          2017......   $           6     $                       4
          2018......   $          11     $                       4
          2019......   $          11     $                       4
          2020......   $          11     $                       4
          2021......   $          13     $                       4
          2022-2026.   $          68     $                      15

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by MLIC. Total revenues from these contracts recognized on the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2016, 2015 and 2014, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income
  (loss), including realized and unrealized gains (losses), credited to the account balances was $12 million, ($5) million and $22 million for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those that MLIC offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

     Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC. The Company made no contributions to the Company-sponsored defined contribution plans for both the years ended December 31, 2016 and 2015; and contributed less than $1 million for the year ended December 31, 2014.

     Through December 31, 2016, MLIC provided and the Company contributed to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

               New England Life Insurance Company and Subsidiary

12. Income Tax

    The provision for income tax was as follows:

                                                    Years Ended December 31,
                                               ----------------------------------
                                                    2016       2015        2014
                                               ---------  ----------- -----------
                                                         (In millions)
Current:
 Federal...................................... $      30  $        50 $        74
Deferred:
 Federal......................................       (30)           9          23
                                               ---------  ----------- -----------
   Provision for income tax expense (benefit). $      --  $        59 $        97
                                               =========  =========== ===========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------
                                                        (In millions)
Tax provision at U.S. statutory rate.......... $      15  $      72  $     116
Tax effect of:
 Prior year tax...............................        --          1         (4)
 Tax credits..................................        (1)        (1)        (1)
 Tax-exempt income............................        (1)        (1)        (1)
 Dividends received deduction.................       (13)       (12)       (13)
                                               ---------  ---------  ---------
   Provision for income tax expense (benefit). $      --  $      59  $      97
                                               =========  =========  =========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........  $        36   $        18
  Employee benefits...............................           54            53
  Tax credit carryforwards........................           15            12
  Other...........................................           10            10
                                                   ------------  ------------
    Total deferred income tax assets..............          115            93
                                                   ------------  ------------
 Deferred income tax liabilities:
  DAC.............................................          183           188
  Net unrealized investment gains.................           26            19
  Investments, including derivatives..............           10            12
                                                   ------------  ------------
    Total deferred income tax liabilities.........          219           219
                                                   ------------  ------------
      Net deferred income tax asset (liability)...  $      (104)  $      (126)
                                                   ============  ============

   Tax credit carryforwards of $15 million at December 31, 2016 will expire beginning in 2022.

               New England Life Insurance Company and Subsidiary

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $6 million and $15 million for the years ended December 31, 2016 and 2015, respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                     2016      2015       2014
                                                                ---------  --------- ---------
                                                                         (In millions)
Balance at January 1,.......................................... $      21  $      21 $      22
Additions for tax positions of prior years.....................        --         --         1
Reductions for tax positions of prior years....................        (1)        --        (2)
                                                                ---------  --------- ---------
Balance at December 31,........................................ $      20  $      21 $      21
                                                                =========  ========= =========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $      20  $      20 $      20
                                                                =========  ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                    ----------------------------
                                                                        2016      2015      2014
                                                                    --------- --------- --------
                                                                            (In millions)
Interest recognized on the consolidated statements of
  operations....................................................... $      -- $      -- $     (1)

                                                                                 December 31,
                                                                              ------------------
                                                                                2016      2015
                                                                              --------- --------
                                                                                 (In millions)
Interest included in other liabilities on the consolidated balance
  sheets...........................................................           $       5 $      5

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

               New England Life Insurance Company and Subsidiary

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016 and 2015, the Company recognized an income tax benefit of $13 million and $12 million, respectively, related to the separate account DRD. The 2016 benefit included a benefit of less than $1 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $1 million related to a true-up of the 2014 tax return.

13. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Unclaimed Property Litigation

      On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that NELICO violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

   Diversified Lending Group

      Plaintiffs have named NELICO in twelve related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to the Diversified Lending Group Ponzi scheme. In August of 2016, a trial of claims by plaintiff Christine Ramirez resulted in a verdict against MetLife, Inc., MetLife Securities, and NELICO for approximately $200 thousand in compensatory damages and $15 million in punitive damages. On November 30, 2016, Ramirez consented to the court's reduction of punitive damages to approximately $7 million. The judgment against NELICO is approximately $2.7 million. Plaintiffs are also seeking attorneys' fees. The defendants have filed a notice appealing this judgment to the Second Appellate District of the State of California.

   Sales Practices Claims and Regulatory Matters

      The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

               New England Life Insurance Company and Subsidiary

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2016 and 2015, the Company held a liability of $1 million. At both December 31, 2016 and 2015, the Company held the related assets for premium tax offsets of less than $1 million, for future discounted and undiscounted assessments with respect to impaired, insolvent or failed insurers. At December 31, 2016 and 2015, the Company held assets of less than $1 million and $1 million, respectively, for premium tax offsets currently available for paid assessments.

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $14 million at December 31, 2016. There were no mortgage loan commitments at December 31, 2015.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $3 million and $1 million at December 31, 2016 and 2015, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and

               New England Life Insurance Company and Subsidiary guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2016 and 2015.

14. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

              Years Ended December 31,          Years Ended December 31,
           ------------------------------- -----------------------------------
              2016      2015       2014       2016       2015         2014
           ---------- --------- ---------- ---------- ----------- ------------
                       Income                            Expense
           ------------------------------- -----------------------------------
                                      (In millions)
  MetLife. $      (9) $      45 $      197 $      (1) $      (10) $      (107)

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                           December 31,          December 31,
                       --------------------- ---------------------
                          2016       2015       2016       2015
                       ---------- ---------- ---------- ----------
                              Assets              Liabilities
                       --------------------- ---------------------
                                      (In millions)
              MetLife. $      970 $      975 $      171 $      172

               New England Life Insurance Company and Subsidiary

   The material arrangements between the Company and MetLife are as follows:

  Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Insurance and MRV, both of which are related parties. See Note 5 for further discussion of the affiliated reinsurance agreements.

  Shared Services and Overhead Allocations

   MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife, net of reimbursement from affiliates, recorded in other operating expenses, were $25 million, $24 million and ($93) million for the years ended December 31, 2016, 2015 and 2014, respectively. Prior to the sale of NES, see Note 2, the Company entered into agreements to sell insurance products on behalf of certain affiliates ("Selling Agreements"). Expenses incurred by the Company related to such Selling Agreements were reimbursed to the Company by these affiliates. During the year ended December 31, 2014, total reimbursements to the Company, included in and offsetting other operating expenses, were $117 million.

Sales Distribution Services

   In July 2016, MetLife Inc. completed the sale to Mass Mutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

               New England Life Insurance Company and Subsidiary

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                          Years Ended December 31,      Years Ended December 31,
                        ----------------------------- -----------------------------
                          2016      2015      2014      2016      2015      2014
                        --------- --------- --------- --------- --------- ---------
                                 Fee Income                Commission Expense
                        ----------------------------- -----------------------------
                                               (In millions)
MetLife broker-dealers. $      14 $      17 $      48 $      11 $      15 $      19

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers at:

                                   December 31,            December 31,
                                 ---------------------- -------------------
                                   2016        2015       2016       2015
                                  --------    --------  ---------  ---------
                                 Fee Income Receivables Secured Demand Notes
                                 ---------------------- -------------------
                                             (In millions)
         MetLife broker-dealers. $      2    $      1   $      --  $      --

15. Subsequent Events

   The Company has evaluated events subsequent to December 31, 2016, through April 17, 2017, which is the date these consolidated financial statements were available to be issued.

   Effective January 1, 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between the Company and Brighthouse Insurance. The transaction is treated as a termination of the existing reinsurance agreement with recognition of a loss and execution of a new reinsurance agreement with no recognition of a gain or loss. The transaction resulted in an increase in other liabilities of approximately
$144 million. The Company will recognize a loss of approximately $94 million, net of income tax, as a result of this transaction.

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.

     Statements of Assets and Liabilities as of December 31, 2016.

     Statements of Operations for the year ended December 31, 2016.

     Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


     Notes to the Financial Statements.


The consolidated financial statements of the Company and subsidiary are included in Part B hereof and include:

     Independent Auditors' Report.

     Consolidated Balance Sheets as of December 31, 2016 and 2015.

     Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.


     Notes to the Consolidated Financial Statements.


(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (2)         None.


   (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.


   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No.

               5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.



   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033- 64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.


   (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No.

               12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (viii) Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (ix) Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on
               April 27, 2017.

   (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii)        Forms of Endorsements (TSA, Simple IRA, Living Benefits and
               Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-85442) filed on June 30, 1998.

   (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on January 21, 1999.



   (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.


   (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.


   (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on February 28, 2001.


   (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple
               Individual Retirement Annuity Endorsement (NEL-439.1 (09/02);

               Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File No. 333-51676/811-8828) filed on April 25, 2003.



   (x) Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.

   (xi) Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

   (xii) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.



   (5)(i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.

   (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 21, 1999.



   (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.


   (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.


   (6)(i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.


   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.


   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (iv)        Amended and Restated By-Laws of Depositor (effective March 16,
               2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.

   (7)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (8)(i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iv)(a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 21, 2009.



   (v)(a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676/811-
               8828) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.


   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.


   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.

   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.



   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.



   (10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith).


   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

   (14) Powers of Attorney for Kieran Mullins, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumair, Tara Figard, Jeffrey P. Halperin, Donald Leintz and David Chamberlin. (Filed herewith.)

               Item 25 Directors and Officers of the Depositor



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------------------------------
Kieran Mullins                          Chairman of the Board, President, Chief Executive Officer and a
Gragg Building                          Director
11225 North Community House Road,
Charlotte, NC 28277





Kimberly A. Berwanger                Director and Vice President
11225 North Community House Road,
Charlotte, NC 28277





Kumar Das Gupta                      Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Meghan S. Doscher                    Director and Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Lynn Dumais                          Director, Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Tara Figard                          Director and Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jeffrey Halperin                     Director, Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Donald Leintz                        Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Patrisha Cox                         Vice President
11225 North Community House Road,
Charlotte, NC 28277





Mark Davis                           Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277

Peter Duffy                         Vice President
One Financial Center, 21st Floor
Boston, MA 02111





Kevin Finneran                       Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Alan Leland                         Vice President
One Financial Center, 21st Floor
Boston, MA 02111





Timothy McLinden                     Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Mark Reilly                          Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Kenneth Samuleson III                Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Meredith Ratajczak                   Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Christine DeBiase                    Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jacob Jenkelowitz                    Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





James Wiviott            Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





David Chamberlin                     Vice President and Controller
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Alan Igielski                        Vice President and Individual Illustration Actuary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277

D. Burt Arrington                    Vice President and Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Phyllis Zanghi                       Vice President and Tax Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jin Chang                            Vice President and Treasurer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2017, there were 33,735 owners of tax-qualified contracts and 12,603 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of Massachusetts shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


   (a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

   (b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------




Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



   (c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.




                                                       (2)
                      (1)                       NET UNDERWRITING        (3)            (4)
               NAME OF PRINCIPAL                  DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
                  UNDERWRITER                      COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $5,988,639         $0              $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110


   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18210 Crane Nest Drive, Tampa, FL 33647

   (e)        New England Life Insurance Company, One Financial Center,
              Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts, on the 27th day of April, 2017.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

(Registrant)

By: NEW ENGLAND LIFE INSURANCE COMPANY

By:

/s/ Peter H. Duffy
Vice President

By: NEW ENGLAND LIFE INSURANCE COMPANY

(Depositor)

By:

/s/ Peter H. Duffy
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 27, 2017.


         Signature                                              Title
      /s/ Kieran Mullins*     Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
       Kieran Mullins



   /s/ Kimberly A. Berwanger*      Director and Vice President
------------------------
      Kimberly A. Berwanger



     /s/ Kumar Das Gupta*     Director
------------------------
        Kumar Das Gupta



    /s/ Meghan S. Doscher*      Director and Vice President
------------------------
       Meghan S. Doscher



      /s/ Lynn A. Dumais*     Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais



      /s/ Tara Figard*        Director and Vice President
------------------------
        Tara Figard



    /s/ Jeffrey P. Halperin*      Director
------------------------
       Jeffrey P. Halperin



      /s/ Donald Leintz*      Director
------------------------
       Donald Leintz



    /s/ David Chamberlin*      Vice President and Controller
------------------------
                               (principal accounting officer)
       David Chamberlin

By: /S/ MICHELE H. ABATE
     -------------------------------
     Michele H. Abate


Attorney-in-fact
April 27, 2017


* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS




10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


14.            Powers of Attorney